UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

300 East Lombard Street

Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2006

Date of reporting period: May 31, 2006

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

May 31, 2006

Security	Shares	Value
COMMON STOCKS—99.43%

AIRLINES—0.38%
Qantas Airways Ltd.	1,052,135	$2,497,767

		2,497,767
APPAREL—0.28%
Billabong International Ltd.	171,626	1,884,570

		1,884,570
BANKS—27.18%
Australia & New Zealand Banking Group Ltd.	2,031,820	40,502,386
Commonwealth Bank of Australia	1,430,968	46,567,429
Macquarie Office Trust	2,094,771	2,083,916
National Australia Bank Ltd.	1,779,372	47,056,522
Suncorp-Metway Ltd.	612,283	8,605,988
Westpac Banking Corp. Ltd.	2,032,625	35,141,507

		179,957,748
BEVERAGES—2.11%
Coca-Cola Amatil Ltd.	581,371	3,067,052
Foster’s Group Ltd.	2,241,764	9,005,064
Lion Nathan Ltd.	330,050	1,927,752

		13,999,868
BIOTECHNOLOGY—0.47%
Sonic Healthcare Ltd.	296,079	3,135,116

		3,135,116
BUILDING MATERIALS—3.75%
Boral Ltd.	655,109	4,492,878
CSR Ltd.	1,030,561	2,780,523
James Hardie Industries NV	518,098	3,299,426
Rinker Group Ltd.	1,021,062	14,236,182

		24,809,009
COMMERCIAL SERVICES—2.27%
ABC Learning Centres Ltd.	329,567	1,808,193
Brambles Industries Ltd.	1,088,360	8,743,785
Transurban Group	886,627	4,463,619

		15,015,597
COMPUTERS—0.42%
Computershare Ltd.	474,628	2,779,355

		2,779,355
DIVERSIFIED FINANCIAL SERVICES—3.52%
Australian Stock Exchange Ltd.	116,564	2,679,378
Babcock & Brown Ltd.	155,526	2,346,588
Challenger Financial Services Group Ltd.	447,258	1,105,609
Macquarie Bank Ltd.	270,480	13,044,186
Perpetual Ltd.	45,241	2,306,245
SFE Corp. Ltd.	154,077	1,810,313

		23,292,319

ENGINEERING & CONSTRUCTION—1.28%
Downer EDI Ltd.	334,286	2,133,886
Leighton Holdings Ltd.	157,941	2,055,687
Multiplex Group	703,248	1,664,209
WorleyParsons Ltd.	151,340	2,613,055

		8,466,837
ENTERTAINMENT—1.82%
Aristocrat Leisure Ltd.	377,706	3,820,112
TABCORP Holdings Ltd.	585,235	6,712,969
UNiTAB Ltd.	138,943	1,528,830

		12,061,911
FOOD—3.00%
Goodman Fielder Ltd.(1)	1,093,351	1,730,408
Woolworths Ltd.	1,294,601	18,147,574

		19,877,982
FOREST PRODUCTS & PAPER—0.17%
PaperlinX Ltd.	496,685	1,141,696

		1,141,696
GAS—1.31%
Alinta Ltd.	292,376	2,280,614
Australian Gas Light Co. Ltd.	509,082	6,407,283

		8,687,897
HEALTH CARE-PRODUCTS—0.34%
Cochlear Ltd.	61,341	2,274,499

		2,274,499
HEALTH CARE-SERVICES—0.15%
DCA Group Ltd.	487,025	998,366

		998,366
HOUSEHOLD PRODUCTS & WARES—0.14%
Pacific Brands Ltd.	560,763	891,726

		891,726
INSURANCE—5.93%
AMP Ltd.	2,077,866	13,702,358
AXA Asia Pacific Holdings Ltd.	969,059	4,352,775
Insurance Australia Group Ltd.	1,764,560	6,928,574
QBE Insurance Group Ltd.	883,729	14,266,199

		39,249,906
INVESTMENT COMPANIES—1.52%
Macquarie Airports	723,695	1,658,055
Macquarie Communications Infrastructure Group	357,259	1,448,556
Macquarie Infrastructure Group	2,735,712	6,968,780

		10,075,391
IRON & STEEL—0.94%
BlueScope Steel Ltd.	779,079	4,474,105
OneSteel Ltd.	643,517	1,750,802

		6,224,907
MANUFACTURING—2.92%
Ansell Ltd.	161,483	1,191,459
Futuris Corp. Ltd.	617,113	1,018,541
Orica Ltd.	348,243	6,157,155
Wesfarmers Ltd.	420,210	10,973,352

		19,340,507

MEDIA—0.96%
APN News & Media Ltd.	323,771	1,268,852
John Fairfax Holdings Ltd.	1,046,661	2,950,172
Publishing & Broadcasting Ltd.	151,179	2,113,514

		6,332,538
MINING—18.28%
Alumina Ltd.	1,291,864	6,445,320
BHP Billiton Ltd.	3,878,812	82,523,818
Iluka Resources Ltd.	269,514	1,352,774
Newcrest Mining Ltd.	369,817	5,616,059
Paladin Resources Ltd.(1)	450,800	1,647,765
Rio Tinto Ltd.	317,492	18,687,600
Zinifex Ltd.	529,851	4,759,921

		121,033,257
OIL & GAS—4.49%
Caltex Australia Ltd.	152,467	2,200,464
Origin Energy Ltd.	881,636	4,564,737
Santos Ltd.	662,354	5,740,606
Woodside Petroleum Ltd.	520,030	17,244,507

		29,750,314
PACKAGING & CONTAINERS—0.73%
Amcor Ltd.	972,440	4,829,675

		4,829,675
PHARMACEUTICALS—1.66%
CSL Ltd.	202,377	7,854,853
Mayne Pharma Ltd.(1)	710,976	1,436,017
Symbion Health Ltd.	730,940	1,724,232

		11,015,102
REAL ESTATE—9.47%
Centro Properties Group	909,811	4,532,339
CFS Retail Property Trust	1,507,765	2,113,568
Commonwealth Property Office Fund	1,605,170	1,614,998
DB RREEF Trust	2,945,495	3,263,212
GPT Group	2,083,179	6,389,851
ING Industrial Fund	861,189	1,356,483
Investa Property Group	1,694,364	2,592,224
Lend Lease Corp. Ltd.	401,695	3,996,134
Macquarie Goodman Group	1,406,657	5,873,104
Mirvac Group	967,288	3,120,106
Stockland Trust Group	1,501,969	7,640,723
Westfield Group	1,648,640	20,190,585

		62,683,327
RETAIL—1.97%
Coles Myer Ltd.	1,320,200	11,312,794
Harvey Norman Holdings Ltd.	595,056	1,726,586

		13,039,380
TELECOMMUNICATIONS—0.99%
Telstra Corp. Ltd.	2,343,838	6,553,468

		6,553,468
TRANSPORTATION—0.98%
Toll Holdings Ltd.	583,626	6,478,984

		6,478,984

TOTAL COMMON STOCKS
(Cost: $585,054,872)		658,379,019

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.01%

MONEY MARKET FUNDS—0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.00%(2)(3)	28,360	28,360

		28,360

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,360)		28,360

TOTAL INVESTMENTS IN SECURITIES—99.44%
(Cost: $585,083,232)		658,407,379
Other Assets, Less Liabilities—0.56%		3,732,051

NET ASSETS—100.00%		$662,139,430

(1)	Non-income earning security.
(2)	Affiliated issuer. See Note 2.
(3)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA INDEX FUND

May 31, 2006

Security	Shares	Value
COMMON STOCKS—99.22%

BANKS—22.20%
Erste Bank der Oesterreichischen Sparkassen AG	1,324,977	$75,699,031
Raiffeisen International Bank Holding AG(1)(2)	252,192	20,948,425

		96,647,456
BUILDING MATERIALS—4.95%
Wienerberger Baustoffindustrie AG	419,757	21,566,275

		21,566,275
CHEMICALS—0.35%
Lenzing AG(1)	6,555	1,540,866

		1,540,866
ELECTRIC—4.92%
EVN AG	25,098	2,555,115
Oesterreichische Elektrizitaetswirtschafts AG Class A	411,156	18,874,627

		21,429,742
ENGINEERING & CONSTRUCTION—1.29%
Flughafen Wien AG(1)(2)	75,717	5,592,145

		5,592,145
ENTERTAINMENT—3.74%
BETandWIN.com Interactive Entertainment AG(1)	155,100	16,296,048

		16,296,048
ENVIRONMENTAL CONTROL—0.15%
BWT AG	10,857	364,669
Christ Water Technology AG(1)	19,176	283,252

		647,921
FOREST PRODUCTS & PAPER—1.01%
Mayr-Melnhof Karton AG	26,508	4,393,580

		4,393,580
INSURANCE—4.50%
Generali Holding Vienna AG	69,513	4,509,834
Wiener Staedtische Allgemeine Versicherung AG(1)	243,672	15,095,242

		19,605,076
IRON & STEEL—8.60%
Boehler-Uddeholm AG	78,396	16,327,815
Voestalpine AG	148,473	21,105,449

		37,433,264
MACHINERY—2.71%
Andritz AG	73,884	11,815,088

		11,815,088
MACHINERY-CONSTRUCTION & MINING—0.07%
Palfinger AG	3,102	310,382

		310,382
MANUFACTURING—1.45%
RHI AG(1)	200,836	6,320,113

		6,320,113

OIL & GAS—16.11%
OMV AG	1,202,448	70,135,034

		70,135,034
REAL ESTATE—14.21%
CA Immobilien Anlagen AG(1)	526,776	14,439,016
Immoeast Immobilien Anlagen AG(1)	480,951	5,250,939
Immofinanz Immobilien Anlagen AG(1)	1,930,572	21,201,633
Meinl European Land Ltd.(1)	1,036,914	20,963,542

		61,855,130
TELECOMMUNICATIONS—12.96%
Telekom Austria AG	2,522,631	56,411,767

		56,411,767

TOTAL COMMON STOCKS
(Cost: $369,964,979)		431,999,887

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—3.43%

CERTIFICATES OF DEPOSIT(3)—0.10%
Credit Suisse First Boston NY
5.28%, 04/23/07	$15,469	15,469
Toronto-Dominion Bank
3.94%, 07/10/06	77,345	77,345
Washington Mutual Bank
5.04%, 06/21/06	154,690	154,690
Wells Fargo Bank N.A.
4.78%-5.02%, 06/12/06-12/05/06	170,159	170,159

		417,663
COMMERCIAL PAPER(3)—0.88%
Amstel Funding Corp.
5.01%-5.02%, 06/12/06-06/15/06	146,956	146,690
Aspen Funding Corp.
5.01%, 06/19/06	116,018	115,727
Atlantis One Funding Corp.
4.98%-5.01%, 06/12/06-06/29/06	193,363	192,977
Barton Capital Corp.
4.96%-5.01%, 06/23/06-06/27/06	193,363	192,751
Bryant Park Funding LLC
5.02%, 06/20/06	123,752	123,425
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	116,018	115,634
Cancara Asset Securitisation Ltd.
4.98%-5.01%, 06/02/06-06/08/06	157,295	157,213
CC USA Inc.
5.03%, 10/24/06	30,938	30,311
Chariot Funding LLC
4.99%-5.01%, 06/06/06-06/12/06	180,276	180,067
Charta LLC
4.96%, 06/21/06-06/23/06	131,487	131,099
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	139,221	138,786
Curzon Funding LLC
5.01%, 06/15/06	38,673	38,597
Fairway Finance Corp.
5.01%, 06/12/06-06/19/06	64,988	64,861
Falcon Asset Securitization Corp.
5.01%, 06/09/06	77,345	77,259

Gemini Securitization Corp.
4.96%-5.01%, 06/21/06-06/28/06	174,385	173,856
General Electric Capital Corp.
4.96%, 06/29/06	100,549	100,161
General Electric Co.
5.00%, 06/30/06	69,611	69,330
Giro Funding Corp.
5.02%, 06/27/06	77,345	77,065
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06	52,595	51,542
Household Finance Corp.
5.04%, 06/06/06	123,752	123,666
Jupiter Securitization Corp.
4.97%-5.01%, 06/02/06-06/19/06	358,994	358,493
KKR Atlantic Funding Trust
5.06%, 06/22/06	77,345	77,117
KKR Pacific Funding Trust
5.06%, 06/21/06-06/26/06	239,731	238,949
Lexington Parker Capital
5.02%, 06/19/06	78,012	77,816
Mont Blanc Capital Corp.
5.01%, 06/21/06	115,835	115,513
Park Granada LLC
4.96%, 06/19/06	71,931	71,753
Park Sienna LLC
4.96%-5.02%, 06/20/06-06/23/06	108,283	107,968
Scaldis Capital LLC
5.01%, 06/07/06	154,690	154,561
Sydney Capital Corp.
5.01%, 06/07/06	52,734	52,690
Thunder Bay Funding Inc.
4.97%, 06/15/06	46,720	46,629
Tulip Funding Corp.
5.00%, 06/01/06	77,345	77,345
Variable Funding Capital Corp.
4.95%-4.98%, 06/02/06-06/29/06	162,425	162,000

		3,841,851
MEDIUM-TERM NOTES(3)—0.13%
Bank of America N.A.
5.28%, 04/20/07	38,673	38,673
K2 USA LLC
3.94%, 07/07/06	92,814	92,814
Marshall & Ilsley Bank
5.18%, 12/15/06	154,690	154,978
Sigma Finance Inc.
5.13%, 03/30/07	54,142	54,142
Toronto-Dominion Bank
3.81%, 06/20/06	193,363	193,364
US Bank N.A.
2.85%, 11/15/06	30,938	30,678

		564,649
MONEY MARKET FUNDS—0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.00%(4)(5)	37,738	37,738

		37,738
REPURCHASE AGREEMENTS(3)—0.69%
Bank of America N.A. Repurchase Agreement, 5.03%, due 6/1/06, maturity value $386,780 (collateralized by U.S. Government obligations, value $434,277, 5.00% to 5.50%, 2/1/34 to 7/1/34).	$386,726	386,726

Banc of America Securities LLC Repurchase Agreement, 5.11%, due 6/1/06, maturity value $541,493 (collateralized by non-U.S. Government debt securities, value $552,716, 2.88% to 9.46%, 8/1/06 to 11/15/33).	541,416	541,416
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.12%, due 6/1/06, maturity value $232,068 (collateralized by non-U.S. Government debt securities, value $255,463, 0.47% to 7.40%, 2/25/31 to 11/10/42).	232,035	232,035
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $386,781 (collateralized by non-U.S. Government debt securities, value $406,409, 4.38% to 5.79%, 5/25/34 to 4/25/36).	386,726	386,726
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $77,356 (collateralized by non-U.S. Government debt securities, value $88,651, 0.00% to 10.00%, 6/1/06 to 5/31/36).	77,345	77,345
Goldman Sachs Group Inc. Repurchase Agreement, 5.04%, due 6/1/06, maturity value $386,780 (collateralized by U.S. Government obligations, value $394,797, 4.50% to 7.50%, 12/1/19 to 12/1/35).	386,726	386,726
Goldman Sachs Group Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $154,712 (collateralized by non-U.S. Government debt securities, value $157,919, 0.00% to 10.00%, 6/1/06 to 5/31/36).	154,690	154,690
Goldman Sachs Group Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $232,069 (collateralized by non-U.S. Government debt securities, value $243,845, 0.00% to 10.00%, 6/1/06 to 5/31/36).	232,035	232,035
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.12%, due 6/1/06, maturity value $309,425 (collateralized by non-U.S. Government debt securities, value $318,935, 4.00% to 8.25%, 11/16/06 to 12/1/25).	309,381	309,381
Morgan Stanley Repurchase Agreement, 5.11%, due 6/1/06, maturity value $154,712 (collateralized by non-U.S. Government debt securities, value $162,343, 4.38% to 5.77%, 6/26/06 to 6/25/36).	154,690	154,690
Morgan Stanley Repurchase Agreement, 5.21%, due 6/1/06, maturity value $54,150 (collateralized by non-U.S. Government debt securities, value $68,214, 0.00% to 10.00%, 6/1/06 to 5/31/36).	54,142	54,142
Morgan Stanley Repurchase Agreement, 5.26%, due 6/4/07, maturity value $114,124 (collateralized by non-U.S. Government debt securities, value $129,195, 0.00% to 10.00%, 6/1/06 to 5/31/36).(6)	108,283	108,283

		3,024,195
TIME DEPOSITS(3)—0.12%
Societe Generale
5.08%, 06/01/06	232,035	232,035
SunTrust Bank
5.00%, 06/01/06	292,077	292,077

		524,112
VARIABLE & FLOATING RATE NOTES(3)—1.50%
Allstate Life Global Funding II
5.03%-5.14%, 05/04/07-06/15/07(7)	396,007	396,067
American Express Bank
5.04%, 07/19/06	38,673	38,673
American Express Centurion Bank
5.05%, 06/29/06	61,876	61,876
American Express Credit Corp.
5.16%, 03/05/07	46,407	46,436
Australia & New Zealand Banking Group Ltd.
5.06%, 06/22/07(7)	100,549	100,549
Beta Finance Inc.
5.16%, 06/27/07(7)	69,611	69,641
BMW US Capital LLC
5.08%, 05/16/07(7)	154,690	154,690

BNP Paribas
5.14%, 05/18/07(7)	286,177	286,177
Carlyle Loan Investment Ltd.
5.13%, 04/13/07-05/15/07(7)	27,844	27,844
Commodore CDO Ltd.
4.97%, 12/12/06(7)	38,673	38,673
Cullinan Finance Corp.
5.36%, 04/25/07(7)	38,673	38,673
DEPFA Bank PLC
4.92%, 03/15/07	154,690	154,690
Dorada Finance Inc.
3.93%-5.16%, 07/07/06-06/27/07(7)	133,034	133,071
Eli Lilly Services Inc.
4.80%, 06/01/07(7)	154,690	154,690
Fifth Third Bancorp.
5.06%, 01/23/07(7)	309,381	309,381
First Tennessee Bank N.A.
5.21%, 08/25/06	46,407	46,408
General Electric Capital Corp.
4.95%, 06/08/07	69,611	69,658
Hartford Life Global Funding Trusts
5.10%, 06/15/07	154,690	154,690
HBOS Treasury Services PLC
5.00%, 04/24/07(7)	154,690	154,690
K2 USA LLC
5.20%, 04/02/07(7)	54,142	54,142
Leafs LLC
5.08%, 01/22/07-02/20/07(7)	161,732	161,732
Links Finance LLC
5.04%-5.10%, 05/10/07-05/16/07(7)	170,159	170,143
Lothian Mortgages Master Issuer PLC
5.05%, 04/24/07(7)	75,178	75,178
Marshall & Ilsley Bank
4.88%, 06/15/07	85,080	85,080
Metropolitan Life Global Funding I
5.08%, 06/06/07(7)	232,035	232,035
Mortgage Interest Networking Trust
5.30%, 08/25/06(7)	19,491	19,502
Natexis Banques Populaires
5.06%, 05/15/07(7)	116,018	116,018
National City Bank of Indiana
5.17%, 05/21/07	77,345	77,351
Nationwide Building Society
5.03%-5.10%, 04/05/07-04/27/07(7)	417,664	417,677
Newcastle Ltd.
5.10%, 04/24/07(7)	54,528	54,514
Northern Rock PLC
5.08%, 05/03/07(7)	185,628	185,633
Permanent Financing PLC
5.04%, 06/12/06(7)	134,581	134,581
Pfizer Investment Capital PLC
5.04%, 02/15/07(7)	154,690	154,690
Principal Life Global Funding I
5.54%, 02/08/07	69,611	69,836
Sedna Finance Inc.
5.05%-5.17%, 09/20/06-05/25/07(7)	116,018	116,011
Skandinaviska Enskilda Bank NY
5.07%, 05/18/07(7)	154,690	154,690
Strips III LLC
5.13%, 07/24/06(7)	37,121	37,121
SunTrust Bank
4.99%, 05/01/07	154,690	154,699
Tango Finance Corp.
5.22%, 04/25/07(7)	106,736	106,726
UniCredito Italiano SpA
4.84%, 06/14/06	201,097	201,095
Union Hamilton Special Funding LLC
4.97%, 09/28/06(7)	154,690	154,690

US Bank N.A.
5.02%, 09/29/06	69,611	69,605
Wachovia Asset Securitization Inc.
5.07%, 06/25/06(7)	258,596	258,596
Wachovia Bank N.A.
5.11%, 05/22/07	309,381	309,381
Wells Fargo & Co.
5.07%, 06/15/07(7)	77,345	77,350
WhistleJacket Capital Ltd.
5.04%-5.10%, 06/22/06-06/13/07(7)	193,363	193,360
White Pine Finance LLC
5.04%-5.14%, 06/20/06-05/22/07(7)	191,661	191,022
Wind Master Trust
5.08%, 08/25/06-09/25/06(7)	52,245	52,245

		6,521,280

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,931,488)		14,931,488

TOTAL INVESTMENTS IN SECURITIES—102.65%
(Cost: $384,896,467)		446,931,375
Other Assets, Less Liabilities—(2.65)%		(11,536,444)

NET ASSETS—100.00%		$435,394,931

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	Affiliated issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM INDEX FUND

May 31, 2006

Security	Shares	Value
COMMON STOCKS—99.29%

BANKS—49.36%
Banque Nationale de Belgique	162	$654,310
Dexia Group	544,968	13,411,696
Fortis	939,114	34,365,919
KBC Groupe(1)	189,378	20,420,550

		68,852,475
BEVERAGES—4.90%
InBev(1)	141,750	6,831,296

		6,831,296
CHEMICALS—4.75%
Solvay SA	58,482	6,629,093

		6,629,093
ELECTRICAL COMPONENTS & EQUIPMENT—1.37%
Bekaert NV	18,468	1,904,814

		1,904,814
ELECTRONICS—0.76%
Barco NV	11,826	1,052,660

		1,052,660
FOOD—6.32%
Colruyt SA	25,110	3,873,530
Delhaize Group	77,112	4,943,411

		8,816,941
HOLDING COMPANIES-DIVERSIFIED—8.14%
Groupe Bruxelles Lambert SA(1)	62,046	6,738,211
Sofina SA	50,109	4,614,792

		11,353,003
MANUFACTURING—1.37%
AGFA-Gevaert NV	93,960	1,905,647

		1,905,647
MINING—4.41%
Umicore	42,444	6,154,991

		6,154,991
PHARMACEUTICALS—5.11%
Omega Pharma SA	25,920	1,766,191
UCB SA	102,384	5,360,231

		7,126,422
REAL ESTATE INVESTMENT TRUSTS—4.30%
Cofinimmo	35,478	5,992,418

		5,992,418
RETAIL—1.07%
SA D’Ieteren NV	5,022	1,496,518

		1,496,518

TELECOMMUNICATIONS—6.74%
Belgacom SA	209,304	6,613,477
Mobistar SA	34,971	2,789,439

		9,402,916
TRANSPORTATION—0.69%
Compagnie Maritime Belge SA	15,638	408,956
Euronav SA	21,567	559,575

		968,531

TOTAL COMMON STOCKS
(Cost: $128,709,024)		138,487,725

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—13.08%

CERTIFICATES OF DEPOSIT(2)—0.37%
Credit Suisse First Boston NY
5.28%, 04/23/07	$18,898	18,898
Toronto-Dominion Bank
3.94%, 07/10/06	94,488	94,488
Washington Mutual Bank
5.04%, 06/21/06	188,975	188,975
Wells Fargo Bank N.A.
4.78%-5.02%, 06/12/06-12/05/06	207,873	207,873

		510,234
COMMERCIAL PAPER(2)—3.36%
Amstel Funding Corp.
5.01%-5.02%, 06/12/06-06/15/06	179,527	179,206
Aspen Funding Corp.
5.01%, 06/19/06	141,732	141,377
Atlantis One Funding Corp.
4.98%-5.01%, 06/12/06-06/29/06	236,219	235,747
Barton Capital Corp.
4.96%-5.01%, 06/23/06-06/27/06	236,219	235,472
Bryant Park Funding LLC
5.02%, 06/20/06	151,180	150,780
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	141,732	141,263
Cancara Asset Securitisation Ltd.
4.98%-5.01%, 06/02/06-06/08/06	192,158	192,057
CC USA Inc.
5.03%, 10/24/06	37,795	37,029
Chariot Funding LLC
4.99%-5.01%, 06/06/06-06/12/06	220,232	219,976
Charta LLC
4.96%, 06/21/06-06/23/06	160,629	160,156
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	170,078	169,546
Curzon Funding LLC
5.01%, 06/15/06	47,244	47,152
Fairway Finance Corp.
5.01%, 06/12/06-06/19/06	79,392	79,237
Falcon Asset Securitization Corp.
5.01%, 06/09/06	94,488	94,382
Gemini Securitization Corp.
4.96%-5.01%, 06/21/06-06/28/06	213,036	212,390
General Electric Capital Corp.
4.96%, 06/29/06	122,834	122,361
General Electric Co.
5.00%, 06/30/06	85,039	84,696

Giro Funding Corp.
5.02%, 06/27/06	94,488	94,145
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06	64,252	62,966
Household Finance Corp.
5.04%, 06/06/06	151,180	151,074
Jupiter Securitization Corp.
4.97%-5.01%, 06/02/06-06/19/06	438,561	437,948
KKR Atlantic Funding Trust
5.06%, 06/22/06	94,488	94,209
KKR Pacific Funding Trust
5.06%, 06/21/06-06/26/06	292,865	291,908
Lexington Parker Capital
5.02%, 06/19/06	95,302	95,063
Mont Blanc Capital Corp.
5.01%, 06/21/06	141,509	141,115
Park Granada LLC
4.96%, 06/19/06	87,874	87,656
Park Sienna LLC
4.96%-5.02%, 06/20/06-06/23/06	132,283	131,898
Scaldis Capital LLC
5.01%, 06/07/06	188,975	188,818
Sydney Capital Corp.
5.01%, 06/07/06	64,422	64,368
Thunder Bay Funding Inc.
4.97%, 06/15/06	57,074	56,964
Tulip Funding Corp.
5.00%, 06/01/06	94,488	94,488
Variable Funding Capital Corp.
4.95%-4.98%, 06/02/06-06/29/06	198,424	197,905

		4,693,352
MEDIUM-TERM NOTES(2)—0.49%
Bank of America N.A.
5.28%, 04/20/07	47,244	47,244
K2 USA LLC
3.94%, 07/07/06	113,385	113,385
Marshall & Ilsley Bank
5.18%, 12/15/06	188,975	189,326
Sigma Finance Inc.
5.13%, 03/30/07	66,141	66,141
Toronto-Dominion Bank
3.81%, 06/20/06	236,219	236,220
US Bank N.A.
2.85%, 11/15/06	37,795	37,477

		689,793
MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.00%(3)(4)	54,179	54,179

		54,179
REPURCHASE AGREEMENTS(2)—2.65%
Bank of America N.A. Repurchase Agreement, 5.03%, due 6/1/06, maturity value $472,504 (collateralized by U.S. Government obligations, value $530,529, 5.00% to 5.50%, 2/1/34 to 7/1/34).	$472,438	472,438
Banc of America Securities LLC Repurchase Agreement, 5.11%, due 6/1/06, maturity value $661,508 (collateralized by non-U.S. Government debt securities, value $675,218, 2.88% to 9.46%, 8/1/06 to 11/15/33).	661,414	661,414
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.12%, due 6/1/06, maturity value $283,503 (collateralized by non-U.S. Government debt securities, value $312,083, 0.47% to 7.40%, 2/25/31 to 11/10/42).	283,463	283,463

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $472,505 (collateralized by non-U.S. Government debt securities, value $496,484, 4.38% to 5.79%, 5/25/34 to 4/25/36).	472,438	472,438
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $94,502 (collateralized by non-U.S. Government debt securities, value $108,300, 0.00% to 10.00%, 6/1/06 to 5/31/36).	94,488	94,488
Goldman Sachs Group Inc. Repurchase Agreement, 5.04%, due 6/1/06, maturity value $472,504 (collateralized by U.S. Government obligations, value $482,299, 4.50% to 7.50%, 12/1/19 to 12/1/35).	472,438	472,438
Goldman Sachs Group Inc. Repurchase Agreements, 5.11%, due 6/1/06, maturity value $189,002 (collateralized by non-U.S. Government debt securities, value $192,920, 0.00% to 10.00%, 6/1/06 to 5/31/36).	188,975	188,975
Goldman Sachs Group Inc. Repurchase Agreements, 5.21%, due 6/1/06, maturity value $283,504 (collateralized by non-U.S. Government debt securities, value $297,890, 0.00% to 10.00%, 6/1/06 to 5/31/36).	283,463	283,463
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.12%, due 6/1/06, maturity value $378,005 (collateralized by non-U.S. Government debt securities, value $389,622, 4.00% to 8.25%, 11/16/06 to 12/1/25).	377,951	377,951
Morgan Stanley Repurchase Agreement, 5.11%, due 6/1/06, maturity value $189,002 (collateralized by non-U.S. Government debt securities, value $198,325, 4.38% to 5.77%, 6/26/06 to 6/25/36).	188,975	188,975
Morgan Stanley Repurchase Agreement, 5.21%, due 6/1/06, maturity value $66,151 (collateralized by non-U.S. Government debt securities, value $83,332, 0.00% to 10.00%, 6/1/06 to 5/31/36).	66,141	66,141
Morgan Stanley Repurchase Agreement, 5.26%, due 6/4/07, maturity value $139,419 (collateralized by non-U.S. Government debt securities, value $157,829, 0.00% to 10.00%, 6/1/06 to 5/31/36).(5)	132,283	132,283

		3,694,467
TIME DEPOSITS(2)—0.46%
Societe Generale
5.08%, 06/01/06	283,463	283,463
SunTrust Bank
5.00%, 06/01/06	356,812	356,812

		640,275
VARIABLE & FLOATING RATE NOTES(2)—5.71%
Allstate Life Global Funding II
5.03%-5.14%, 05/04/07-06/15/07(6)	483,777	483,849
American Express Bank
5.04%, 07/19/06	47,244	47,244
American Express Centurion Bank
5.05%, 06/29/06	75,590	75,590
American Express Credit Corp.
5.16%, 03/05/07	56,693	56,728
Australia & New Zealand Banking Group Ltd.
5.06%, 06/22/07(6)	122,834	122,834
Beta Finance Inc.
5.16%, 06/27/07(6)	85,039	85,076
BMW US Capital LLC
5.08%, 05/16/07(6)	188,975	188,975
BNP Paribas
5.14%, 05/18/07(6)	349,604	349,604
Carlyle Loan Investment Ltd.
5.13%, 04/13/07-05/15/07(6)	34,016	34,016
Commodore CDO Ltd.
4.97%, 12/12/06(6)	47,244	47,244
Cullinan Finance Corp.
5.36%, 04/25/07(6)	47,244	47,244

DEPFA Bank PLC
4.92%, 03/15/07	188,975	188,975
Dorada Finance Inc.
3.93%-5.16%, 07/07/06-06/27/07(6)	162,519	162,564
Eli Lilly Services Inc.
4.80%, 06/01/07(6)	188,975	188,975
Fifth Third Bancorp.
5.06%, 01/23/07(6)	377,951	377,951
First Tennessee Bank N.A.
5.21%, 08/25/06	56,693	56,694
General Electric Capital Corp.
4.95%, 06/08/07	85,039	85,096
Hartford Life Global Funding Trusts
5.10%, 06/15/07	188,975	188,975
HBOS Treasury Services PLC
5.00%, 04/24/07(6)	188,975	188,975
K2 USA LLC
5.20%, 04/02/07(6)	66,141	66,141
Leafs LLC
5.08%, 01/22/07-02/20/07(6)	197,578	197,578
Links Finance LLC
5.04%-5.10%, 05/10/07-05/16/07(6)	207,873	207,853
Lothian Mortgages Master Issuer PLC
5.05%, 04/24/07(6)	91,840	91,840
Marshall & Ilsley Bank
4.88%, 06/15/07	103,936	103,936
Metropolitan Life Global Funding I
5.08%, 06/06/07(6)	283,463	283,463
Mortgage Interest Networking Trust
5.30%, 08/25/06(6)	23,811	23,824
Natexis Banques Populaires
5.06%, 05/15/07(6)	141,732	141,732
National City Bank of Indiana
5.17%, 05/21/07	94,488	94,495
Nationwide Building Society
5.03%-5.10%, 04/05/07-04/27/07(6)	510,234	510,249
Newcastle Ltd.
5.10%, 04/24/07(6)	66,614	66,596
Northern Rock PLC
5.08%, 05/03/07(6)	226,770	226,777
Permanent Financing PLC
5.04%, 06/12/06(6)	164,409	164,409
Pfizer Investment Capital PLC
5.04%, 02/15/07(6)	188,975	188,975
Principal Life Global Funding I
5.54%, 02/08/07	85,039	85,314
Sedna Finance Inc.
5.05%-5.17%, 09/20/06-05/25/07(6)	141,732	141,724
Skandinaviska Enskilda Bank NY
5.07%, 05/18/07(6)	188,975	188,975
Strips III LLC
5.13%, 07/24/06(6)	45,348	45,348
SunTrust Bank
4.99%, 05/01/07	188,975	188,986
Tango Finance Corp.
5.22%, 04/25/07(6)	130,393	130,380
UniCredito Italiano SpA
4.84%, 06/14/06	245,668	245,665
Union Hamilton Special Funding LLC
4.97%, 09/28/06(6)	188,975	188,975
US Bank N.A.
5.02%, 09/29/06	85,039	85,032
Wachovia Asset Securitization Inc.
5.07%, 06/25/06(6)	315,910	315,911
Wachovia Bank N.A.
5.11%, 05/22/07	377,951	377,951
Wells Fargo & Co.
5.07%, 06/15/07(6)	94,488	94,494

WhistleJacket Capital Ltd.
5.04%-5.10%, 06/22/06-06/13/07(6)	236,219	236,216
White Pine Finance LLC
5.04%-5.14%, 06/20/06-05/22/07(6)	234,140	233,361
Wind Master Trust
5.08%, 08/25/06-09/25/06(6)	63,825	63,825

		7,966,634

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,248,934)		18,248,934

TOTAL INVESTMENTS IN SECURITIES—112.37%
(Cost: $146,957,958)		156,736,659
Other Assets, Less Liabilities—(12.37)%		(17,251,263)

NET ASSETS—100.00%		$139,485,396

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(3)	Affiliated issuer. See Note 2.
(4)	The rate quoted is the annualized seven-day yield of the fund at period end.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(6)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL INDEX FUND

May 31, 2006

Security	Shares	Value
COMMON STOCKS—36.99%

AGRICULTURE—0.77%
Souza Cruz SA	1,102,000	$15,465,001

		15,465,001
BANKS—4.54%
Banco Nossa Caixa SA	551,000	10,104,434
Unibanco Uniao de Bancos Brasileiros SA	6,501,810	81,167,667

		91,272,101
CHEMICALS—0.47%
Braskem SA Class A	1,542,836	9,377,892

		9,377,892
COMMERCIAL SERVICES—0.66%
Cia de Concessoes Rodoviarias	1,794,600	13,326,238

		13,326,238
COSMETICS & PERSONAL CARE—0.78%
Natura Cosmeticos SA	1,585,600	15,699,010

		15,699,010
ELECTRIC—1.84%
Centrais Eletricas Brasileiras SA	1,322,400,000	24,478,351
EDP-Energias do Brasil SA	700,600	8,444,598
Tractebel Energia SA	551,000	4,056,005

		36,978,954
FOOD—0.96%
Cosan SA Industria e Comercio(1)	215,130	13,289,348
Perdigao SA	613,500	6,074,257

		19,363,605
HEALTH CARE - SERVICES—0.49%
Diagnosticos da America SA(1)	497,800	9,857,426

		9,857,426
INTERNET—0.28%
Submarino SA	277,230	5,605,464

		5,605,464
IRON & STEEL—2.38%
Companhia Siderurgica Nacional SA	1,559,184	45,775,441
Gerdau SA	164,900	1,959,208

		47,734,649
MINING—8.02%
Companhia Vale do Rio Doce ADR	3,458,076	161,111,761

		161,111,761
OIL & GAS—11.01%
Petroleo Brasileiro SA	10,388,200	221,045,513

		221,045,513

REAL ESTATE—0.72%
Cyrela Brazil Realty SA	835,000	11,142,919
Gafisa SA(1)	328,400	3,336,306

		14,479,225
RETAIL—0.56%
Lojas Renner SA	220,420	11,196,539

		11,196,539
TELECOMMUNICATIONS—1.37%
Brasil Telecom Participacoes SA	771,400,000	8,301,768
Tele Norte Leste Participacoes SA	697,538	19,217,577

		27,519,345
TRANSPORTATION—1.37%
All America Latina Logistica SA	431,780	27,416,078

		27,416,078
WATER—0.77%
Companhia de Saneamento Basico do Estado de Sao Paulo	176,320,000	15,423,257

		15,423,257

TOTAL COMMON STOCKS
(Cost: $593,924,619)		742,872,058

Security	Shares	Value
PREFERRED STOCKS—62.52%

AEROSPACE & DEFENSE—1.54%
Empresa Brasileira de Aeronautica SA	3,818,243	30,900,977

		30,900,977
AIRLINES—1.34%
Gol Linhas Aereas Inteligentes SA	530,100	16,112,941
Tam SA	470,000	10,721,180

		26,834,121
BANKS—11.97%
Banco Bradesco SA	4,959,000	149,431,769
Banco Itau Holding Financeira SA	3,493,370	90,981,010

		240,412,779
BEVERAGES—4.60%
Companhia de Bebidas das Americas	231,050,000	92,500,565
Companhia de Bebidas das Americas Rights(2)	49,347	489

		92,501,054
BUILDING MATERIALS—0.72%
Duratex SA	1,750,120	14,540,386

		14,540,386
ELECTRIC—4.00%
Centrais Eletricas Brasileiras SA Class B	1,102,000,000	19,354,977
Companhia Energetica de Minas Gerais	1,102,000,000	41,423,431
Companhia Paranaense de Energia Class B	1,763,200,000	14,421,354
Eletropaulo Metropolitana de Sao Paulo SA(1)	132,240,000	5,066,449

		80,266,211

FOOD—1.45%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	396,720,000	12,893,829
Sadia SA	6,391,000	16,149,449

		29,043,278
FOREST PRODUCTS & PAPER—2.87%
Aracruz Celulose SA Class B	5,510,000	27,514,421
Klabin SA	6,788,000	14,464,313
Votorantim Celulose e Papel SA	1,082,900	15,756,358

		57,735,092
GAS—0.25%
Cia de Gas de Sao Paulo Class A	44,080,000	5,047,663

		5,047,663
HOLDING COMPANIES-DIVERSIFIED—0.00%
Contax Participacoes SA	78	55

		55
IRON & STEEL—4.41%
Gerdau SA	3,484,173	47,995,495
Usinas Siderurgicas de Minas Gerais SA Class A	1,248,300	40,571,093

		88,566,588
MACHINERY—0.51%
Weg SA	2,942,000	10,195,049

		10,195,049
MINING—9.42%
Companhia Vale do Rio Doce Class A	9,983,000	189,260,147

		189,260,147
OIL & GAS—13.80%
Petroleo Brasileiro SA	14,629,400	277,095,824

		277,095,824
RETAIL—0.95%
Lojas Americanas SA	551,000,000	19,129,640

		19,129,640
TELECOMMUNICATIONS—4.52%
Brasil Telecom Participacoes SA	2,534,600,000	15,057,019
Embratel Participacoes SA	3,967,200,000	10,502,924
Tele Norte Leste Participacoes SA	2,713,539	35,335,581
Telemig Celular Participacoes SA	2,314,200,000	4,164,172
Telesp Celular Participacoes SA(1)	4,408,083	10,816,217
TIM Participacoes SA	6,281,400,000	14,899,041

		90,774,954
TEXTILES—0.17%
Companhia de Tecidos Norte de Minas	44,080,400	3,377,663

		3,377,663

TOTAL PREFERRED STOCKS
(Cost: $1,051,275,562)		1,255,681,481

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.20%

MONEY MARKET FUNDS—0.20%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.00% (3)(4)	4,051,953	4,051,953

		4,051,953

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,051,953)		4,051,953

TOTAL INVESTMENTS IN SECURITIES—99.71%
(Cost: $1,649,252,134)		2,002,605,492
Other Assets, Less Liabilities—0.29%		5,800,102

NET ASSETS—100.00%		$2,008,405,594

ADR	- American Depositary Receipts

(1)	Non-income earning security.
(2)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(3)	Affiliated issuer. See Note 2.
(4)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

May	31, 2006

Security	Shares	Value
COMMON STOCKS—99.93%

AEROSPACE & DEFENSE—0.23%
CAE Inc.	302,077	$2,499,588

		2,499,588
AIRLINES—0.23%
ACE Aviation Holdings Inc. Class A(1)	85,002	2,563,301

		2,563,301
APPAREL—0.28%
Gildan Activewear Inc.(1)	72,663	3,036,012

		3,036,012
AUTO PARTS & EQUIPMENT—0.90%
Magna International Inc. Class A	128,874	9,903,030

		9,903,030
BANKS—16.63%
Bank of Montreal	595,928	33,565,099
Bank of Nova Scotia	1,170,834	46,984,374
Canadian Imperial Bank of Commerce	397,133	29,084,730
National Bank of Canada	197,424	10,994,201
Royal Bank of Canada	1,529,122	62,501,013

		183,129,417
CHEMICALS—1.93%
Agrium Inc.	159,036	3,898,798
Methanex Corp.	136,643	3,195,928
NOVA Chemicals Corp.	100,083	3,046,261
Potash Corp. of Saskatchewan Inc.	123,390	11,096,638

		21,237,625
COMMERCIAL SERVICES—0.24%
Quebecor World Inc.	102,368	1,022,797
Ritchie Bros. Auctioneers Inc.	27,877	1,625,886

		2,648,683
COMPUTERS—1.37%
CGI Group Inc.(1)	349,148	2,315,074
Research In Motion Ltd.(1)	197,881	12,829,598

		15,144,672
DIVERSIFIED FINANCIAL SERVICES—1.34%
CI Financial Inc.	188,741	5,319,618
IGM Financial Inc.	144,869	6,020,034
TSX Group Inc.	83,631	3,403,123

		14,742,775
ELECTRIC—0.69%
Fortis Inc.	104,653	2,295,626
TransAlta Corp.	249,979	5,290,441

		7,586,067

ELECTRONICS—0.20%
Celestica Inc.(1)	236,269	2,234,034

		2,234,034
ENGINEERING & CONSTRUCTION—0.44%
SNC-Lavalin Group Inc.	181,886	4,875,295

		4,875,295
ENTERTAINMENT—0.18%
Intrawest Corp.	61,047	1,969,008

		1,969,008
FOOD—1.20%
George Weston Ltd.	63,523	4,751,459
Loblaw Companies Ltd.	133,901	6,460,621
Saputo Inc.	63,980	1,963,072

		13,175,152
FOREST PRODUCTS & PAPER—0.40%
Abitibi-Consolidated Inc.	474,823	1,630,256
Canfor Corp.(1)	95,056	1,100,835
Domtar Inc.	251,181	1,644,957

		4,376,048
HAND & MACHINE TOOLS—0.34%
Finning International Inc.	108,766	3,724,491

		3,724,491
HEALTH CARE-SERVICES—0.30%
MDS Inc.	175,488	3,299,515

		3,299,515
HOLDING COMPANIES-DIVERSIFIED—1.81%
Brookfield Asset Management Inc. Class A	418,155	17,076,387
Onex Corp.	146,697	2,898,097

		19,974,484
INSURANCE—10.82%
Fairfax Financial Holdings Ltd.	20,565	2,353,595
Great-West Lifeco Inc.	320,357	8,042,752
Manulife Financial Corp.	1,874,157	61,708,698
Power Corp. of Canada	380,224	10,371,158
Power Financial Corp.	294,765	8,481,907
Sun Life Financial Inc.	687,785	28,224,830

		119,182,940
IRON & STEEL—0.61%
Algoma Steel Inc.	46,157	1,408,670
IPSCO Inc.	57,125	5,360,447

		6,769,117
LODGING—0.19%
Four Seasons Hotels Inc.	33,048	2,070,322

		2,070,322
MANUFACTURING—0.44%
Bombardier Inc. Class B(1)	1,702,782	4,871,941

		4,871,941
MEDIA—3.15%
Astral Media Inc. Class A	46,157	1,557,503
Rogers Communications Inc. Class B	260,490	10,860,158
Shaw Communications Inc. Class B	210,677	5,874,730
Thomson Corp.	306,647	12,951,620
Yellow Pages Income Fund	231,242	3,434,131

		34,678,142

MINING—15.51%
Aber Diamond Corp.	68,550	2,394,066
Agnico-Eagle Mines Ltd.	129,331	4,334,724
Alcan Inc.	438,720	22,733,981
Barrick Gold Corp.	999,916	30,516,533
Bema Gold Corp.(1)	534,233	2,945,451
Cameco Corp.	414,956	17,032,437
Eldorado Gold Corp.(1)	390,735	1,980,382
Falconbridge Ltd.	351,890	17,499,412
First Quantum Minerals Ltd.	76,319	3,788,395
Glamis Gold Ltd.(1)	197,881	7,683,739
Goldcorp Inc.	428,666	13,179,839
Inco Ltd.	228,500	15,047,232
Ivanhoe Mines Ltd.(1)	281,055	1,914,631
Kinross Gold Corp.(1)	412,214	4,507,976
Meridian Gold Inc.(1)	120,191	3,722,706
Novelis Inc.	89,572	1,904,610
Pan American Silver Corp.(1)	80,889	1,557,606
Teck Cominco Ltd. Class B	236,269	15,043,787
Yamana Gold Inc.(1)	297,050	3,070,465

		170,857,972
OIL & GAS—26.84%
ARC Energy Trust	98,255	2,521,190
Canadian Natural Resources Ltd.	637,515	33,585,422
Canadian Oil Sands Trust	260,947	8,414,205
Canetic Resources Trust	235,355	5,169,067
Duvernay Oil Corp.(1)	46,157	1,809,470
EnCana Corp.	1,013,169	51,130,087
Enerplus Resources Fund	137,100	8,349,260
Ensign Resource Service Group	143,498	3,326,281
First Calgary Petroleums Ltd.(1)	258,205	2,718,194
Harvest Energy Trust	107,852	3,306,240
Husky Energy Inc.	155,380	9,131,283
Imperial Oil Ltd.	418,612	15,064,633
Nexen Inc.	313,045	17,415,874
Niko Resources Ltd.	37,931	2,337,290
OPTI Canada Inc.(1)	180,972	3,762,613
Penn West Energy Trust	90,486	3,575,222
Petro-Canada	615,122	27,947,139
Petrofund Energy Trust	132,073	3,342,162
Precision Drilling Trust	66,265	2,263,104
PrimeWest Energy Trust	89,115	2,683,285
Provident Energy Trust	207,478	2,685,464
Shell Canada Ltd.	252,721	9,188,811
Suncor Energy Inc.	544,287	43,940,441
Talisman Energy Inc.	1,314,789	23,944,338
UTS Energy Corp.(1)	500,872	3,312,002
Western Oil Sands Inc. Class A(1)	168,176	4,701,810

		295,624,887
OIL & GAS SERVICES—0.29%
Trican Well Service Ltd.(1)	130,245	3,198,896

		3,198,896
PHARMACEUTICALS—0.59%
Angiotech Pharmaceuticals Inc.(1)	104,196	1,448,021
Biovail Corp.	171,375	4,224,640
QLT Inc.(1)	108,766	775,524

		6,448,185

PIPELINES—2.79%
Enbridge Inc.	405,816	12,735,313
TransCanada Corp.	591,358	17,993,999

		30,729,312
REAL ESTATE—0.55%
Brookfield Properties Corp.	141,213	4,001,858
MI Developments Inc. Class A	59,867	2,093,537

		6,095,395
RETAIL—2.09%
Alimentation Couche Tard Inc. Class B	154,923	3,553,118
Canadian Tire Corp. Class A	94,142	5,767,635
Jean Coutu Group Inc. Class A	177,773	1,945,742
RONA Inc.(1)	141,670	2,895,295
Shoppers Drug Mart Corp.	230,785	8,804,187

		22,965,977
SEMICONDUCTORS—0.45%
ATI Technologies Inc.(1)	299,792	4,928,684

		4,928,684
SOFTWARE—0.38%
Cognos Inc.(1)	111,508	3,384,892
Open Text Corp.(1)	55,998	806,693

		4,191,585
TELECOMMUNICATIONS—3.05%
Aliant Inc.	53,244	1,707,174
BCE Inc.	363,315	8,761,536
Nortel Networks Corp.(1)	5,141,250	12,141,560
TELUS Corp.	72,206	3,003,801
TELUS Corp. NVS	197,881	7,971,318

		33,585,389
TRANSPORTATION—3.47%
Canadian National Railway Co.	642,999	28,471,957
Canadian Pacific Railway Ltd.	189,198	9,726,697

		38,198,654

TOTAL COMMON STOCKS
(Cost: $923,768,412)		1,100,516,595

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.04%

MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.00%(2)(3)	375,377	375,377

		375,377

TOTAL SHORT-TERM INVESTMENTS
(Cost: $375,377)		375,377

TOTAL INVESTMENTS IN SECURITIES—99.97%
(Cost: $924,143,789)		1,100,891,972
Other Assets, Less Liabilities—0.03%		352,474

NET ASSETS—100.00%		$1,101,244,446

NVS - Non-Voting Shares

(1)	Non-income earning security.
(2)	Affiliated issuer. See Note 2.
(3)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2006

Security	Shares	Value
COMMON STOCKS—97.38%

ARGENTINA—1.12%
BBVA Banco Frances SA ADR(1)	689,713	$5,517,702
Petrobras Energia Participaciones SA ADR(1)	1,730,451	17,442,946
Tenaris SA ADR	3,005,910	110,888,020

		133,848,668
BRAZIL—9.07%
Aracruz Celulose SA ADR(2)	563,764	28,836,529
Banco Bradesco SA ADR	5,438,498	166,146,114
Banco Itau Holding Financiera SA ADR	5,789,331	154,227,778
Brasil Telecom Participacoes SA ADR	678,514	20,762,528
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR(2)	826,202	27,305,976
Companhia de Bebidas das Americas ADR	604,488	24,777,963
Companhia Vale do Rio Doce ADR	3,306,368	154,043,685
Companhia Vale do Rio Doce Sponsored ADR	4,446,213	173,446,769
Empresa Brasileira de Aeronautica SA ADR(2)	1,159,734	38,793,102
Gerdau SA Sponsored ADR	1,658,181	23,711,988
Petroleo Brasileiro SA ADR	2,197,212	190,827,862
Tele Norte Leste Participacoes SA ADR(2)	2,802,578	36,769,823
Uniao de Bancos Brasileiros SA GDR	492,671	31,447,190
Votorantim Celulose e Papel ADR(2)	782,778	11,138,931

		1,082,236,238
CHILE—1.90%
Banco Santander Chile SA ADR	1,681,942	68,202,748
Compania de Telecomunicaciones de Chile SA ADR	1,621,376	13,052,077
Enersis SA Chile ADR	4,946,910	57,680,971
LAN Airlines SA Sponsored ADR	159,191	5,420,454
Sociedad Quimica y Minera de Chile SA ADR	821,675	82,644,072

		227,000,322
CHINA—5.78%
Aluminum Corp. of China Ltd. Class H(2)	16,980,000	13,680,133
Angang New Steel Co. Ltd. Class H(2)	15,282,000	13,395,586
AviChina Industry & Technology Co.	3,641,760	253,500
Bank of China Ltd.(1)(3)	25,795,000	9,809,123
Bank of Communications Co. Ltd. Class H(2)	40,009,000	25,013,361
Beijing Capital International Airport Co. Ltd. Class H	13,588,000	8,363,759
China Construction Bank Class H(2)	170,649,000	74,242,081
China Eastern Airlines Corp. Ltd. Class H(2)	59,430,000	8,503,571
China Life Insurance Co. Ltd. Class H	51,789,000	77,440,497
China Petroleum and Chemical Corp. Class H	139,236,000	82,562,339
China Shipping Development Co. Ltd. Class H	15,300,000	11,143,266
China Southern Airlines Co. Ltd.(1)(2)	28,642,800	6,904,460
China Telecom Corp. Ltd. Class H	86,588,000	28,183,291
Cofco International Ltd.	5,100,000	2,958,390
COSCO Pacific Ltd.	6,792,000	14,008,456
Datang International Power Generation Co. Ltd. Class H	6,800,000	4,470,455
Guangshen Railway Co. Ltd. Class H	54,406,363	20,163,233
Huadian Power International Corp. Ltd.	28,900,000	7,637,027
Huaneng Power International Inc. Class H	20,376,000	13,132,928
Hunan Non-Ferrous Metal Corp. Ltd. Class H(1)	23,800,000	9,127,179
Jiangsu Expressway Co. Ltd. Class H	5,100,000	2,958,390
Jiangxi Copper Co. Ltd.(1)(2)	16,998,000	16,104,891

Maanshan Iron & Steel Co. Ltd. Class H(2)	18,678,000	6,621,184
PetroChina Co. Ltd. Class H	127,328,000	137,051,252
Ping An Insurance (Group) Co. of China Ltd. Class H(1)	9,763,500	27,248,089
Qingling Motors Co. Ltd.(2)	17,697,415	2,372,552
Shanghai Forte Land Co. Class H	5,094,000	1,953,523
Sinopec Shanghai Petrochemical Co. Ltd. Class H	20,400,000	9,072,393
Sinotrans Ltd.	20,376,000	6,500,799
Travelsky Technology Ltd. Class H	1,700,000	2,081,829
Tsingtao Brewery Co. Ltd. Class H(2)	3,400,000	4,010,261
Weichai Power Co. Ltd. Class H	3,263,000	6,645,792
Xinao Gas Holdings Ltd.	2,156,000	2,251,160
Yanzhou Coal Mining Co. Ltd. Class H	20,376,800	14,709,457
Zhejiang Expressway Co. Ltd. Class H	20,400,000	11,044,653
Zijin Mining Group Co. Ltd.	15,300,000	8,283,490

		689,902,350
CZECH REPUBLIC—2.11%
CEZ AS	4,684,966	147,224,662
Komercni Banka AS	240,758	33,867,733
Philip Morris CR AS	64,514	35,922,806
Unipetrol AS(1)	3,564,900	31,125,724
Zentiva NV	86,937	4,133,149

		252,274,074
HONG KONG—4.02%
Air China Ltd.	25,470,000	10,095,938
Beijing Enterprises Holdings Ltd.	3,400,000	5,719,553
Brilliance China Automotive Holdings Ltd.	14,442,000	2,308,456
Chaoda Modern Agriculture	1,698,000	1,072,522
China Everbright Pacific Ltd.(1)(2)	18,906,000	11,149,705
China Mengniu Dairy Co. Ltd.	3,396,000	4,071,208
China Merchants Holdings International Co. Ltd.	6,792,000	20,180,932
China Mobile Ltd.	30,981,000	161,542,416
China Overseas Land & Investment Ltd.	27,168,000	16,022,172
China Resources Enterprises Ltd.	11,900,000	22,932,995
China Resources Land Ltd.	27,200,000	14,200,268
China Resources Power Holdings Co.	5,094,000	3,808,549
China Travel International Investment Hong Kong Ltd.	59,716,951	14,471,985
Citic Pacific Ltd.	9,350,000	27,901,993
CNOOC Ltd.	113,766,000	87,257,360
Denway Motors Ltd.	32,262,000	11,436,591
Global Bio-Chem Technology Group Co. Ltd.	20,376,000	8,339,409
GOME Electrical Appliances Holdings Ltd.	7,641,000	5,860,569
Guangdong Investment Ltd.	11,890,110	4,368,208
Guangzhou Investment Co. Ltd.	28,866,000	4,986,135
Lenovo Group Ltd.(2)	35,658,000	10,801,833
Shanghai Industrial Holdings Ltd.	3,400,000	6,749,510
Shenzhen Investment Ltd.	25,300,000	7,908,696
Sinochem Hong Kong Holding Ltd.	18,342,000	7,093,173
TCL International Holdings Ltd.(1)	10,188,000	1,208,229
TPV Technology Ltd.	8,648,880	8,473,173

		479,961,578
HUNGARY—2.14%
BorsodChem Rt	711,967	8,004,864
Gedeon Richter Rt(2)	405,918	79,371,489
Magyar Telekom Telecommunications PLC(1)	3,023,289	12,503,058
Mol Magyar Olaj-es Gazipari Rt(2)	605,615	62,170,183
OTP Bank Rt	2,798,119	93,162,962

		255,212,556
INDIA—4.85%
HDFC Bank Ltd. ADR	2,152,215	113,938,262
ICICI Bank Ltd. ADR	3,163,666	84,153,516
Infosys Technologies Ltd. ADR	1,709,232	120,671,779
Mahanagar Telephone Nigam Ltd. ADR	5,087,383	37,341,391
Satyam Computer Services Ltd. ADR	2,490,994	80,135,277
Videsh Sanchar Nigam Ltd. ADR(2)	5,037,507	84,327,867
Wipro Ltd. ADR(2)	4,834,566	57,966,446

		578,534,538

INDONESIA—2.54%
PT Aneka Tambang Tbk	59,005,955	28,371,313
PT Astra Agro Lestari Tbk	2,107,500	1,480,146
PT Astra International Inc. Tbk	23,377,730	24,754,376
PT Bank Central Asia Tbk	42,500,000	18,827,661
PT Bank Danamon Indonesia Tbk	13,170,487	6,546,109
PT Bank Internasional Indonesia Tbk	119,284,500	2,319,958
PT Bank Mandiri Tbk	44,625,000	8,148,704
PT Bank Pan Indonesia Tbk	172,834,418	8,030,124
PT Bank Rakyat Indonesia Tbk	39,085,061	16,681,360
PT Berlian Laju Tanker Tbk	22,525,000	4,453,890
PT Bumi Resources Tbk	122,383,500	10,975,505
PT Indosat Tbk	18,253,500	9,861,426
PT Kalbe Farma Tbk	258,197,156	36,546,545
PT Matahari Putra Prima Tbk	7,452,194	579,749
PT Perusahaan Gas Negara Tbk	23,786,500	31,484,022
PT Ramayana Lestari Sentosa Tbk	85,009,870	6,980,821
PT Semen Gresik (Persero) Tbk	440,500	1,051,870
PT Telekomunikasi Indonesia Tbk	99,738,500	75,975,843
PT United Tractors Tbk	16,619,271	9,696,819

		302,766,241
ISRAEL—4.30%
Alvarion Ltd.(1)	933,900	6,780,114
AudioCodes Ltd.(1)(2)	728,452	8,792,416
Bank Hapoalim Ltd.	9,861,302	46,079,830
Bank Leumi Le-Israel	12,910,898	48,549,894
Check Point Software Technologies Ltd.(1)	1,374,531	26,555,939
Clal Industries and Investments Ltd.	462,705	2,397,807
Clal Insurance Co. Ltd.	84,051	1,790,097
ECI Telecom Ltd.(1)	416,859	4,010,184
Elbit Systems Ltd.	650,334	17,253,906
Elite Industries Ltd.	191,025	1,932,460
Israel Chemicals Ltd.	6,943,971	29,449,019
Israel Corp. Ltd. (The)	9,339	3,666,936
Israel Discount Bank Class A(1)	14,800,666	27,569,129
Koor Industries Ltd.(1)	275,133	15,774,983
Makhteshim-Agan Industries Ltd.	2,985,208	17,221,718
Mizrahi Tefahot Bank Ltd.(1)	4,645,900	28,335,309
M-Systems Flash Disk Pioneers Ltd.(1)	570,411	19,080,248
NICE Systems Ltd.(1)	170,000	4,675,894
Orbotech Ltd.(1)	573,831	14,414,635
Supersol Ltd.(1)	1,668,428	4,855,087
Syneron Medical Ltd.(1)(2)	560,796	10,946,738
Teva Pharmaceutical Industries Ltd.	4,708,554	172,680,000

		512,812,343
MEXICO—6.86%
Alfa SA de CV Class A	3,650,700	16,749,456
America Movil SA de CV Series L(2)	131,064,400	213,077,972
Carso Infraestructura y Construccion SA de CV(1)	2,866,200	1,726,481
Cemex SA de CV Series CPO(1)	19,866,600	113,394,899
Consorcio Ara SA de CV	5,950,000	24,714,587
Controladora Comercial Mexicana SA de CV(2)	9,508,800	14,937,468
Corporacion GEO SA de CV Series B(1)(2)	5,486,548	19,130,403
Desarrolladora Homex SA de CV(1)	726,294	3,984,305
Empresas ICA Sociedad Controladora SA de CV(1)	2,970,556	9,548,408
Fomento Economico Mexicano SA de CV Class UBD(1)	5,185,000	44,477,385
Grupo Carso SA de CV Series A1	765,741	1,612,008
Grupo Financiero Banorte SA de CV Series O(2)	10,204,456	24,243,994
Grupo Mexico SA de CV Series B(2)	11,475,000	32,794,269
Grupo Modelo SA de CV Series C(2)	11,149,198	39,584,877
Grupo Televisa SA Series CPO(2)	17,574,300	64,635,457
Industrias Penoles SA de CV Series CP(2)	765,988	5,168,220
Kimberly-Clark de Mexico SA de CV Class A(2)	6,282,600	21,322,568

Telefonos de Mexico SA de CV Series L(2)	66,188,100	65,394,525
TV Azteca SA de CV Series CPO(2)	10,612,500	6,664,757
Urbi Desarrollos Urbanos SA de CV(1)	2,864,400	6,975,064
Wal-Mart de Mexico SA de CV Series V(2)	33,960,000	89,063,690

		819,200,793
PERU—0.32%
Companhia de Minas Buenaventura SA ADR	1,502,727	38,725,275

		38,725,275
PHILIPPINE ISLANDS—1.54%
Ayala Corp.	2,572,470	19,831,281
Ayala Land Inc. Class B	31,413,000	7,874,050
Bank of the Philippine Islands	20,172,300	20,034,918
Equitable PCI Bank(1)	10,103,100	13,856,882
Filinvest Land Inc.(1)	264,251,500	6,998,714
Globe Telecom Inc.	492,420	8,383,995
Jollibee Foods Corp.	33,365,700	22,407,914
Manila Electric Co. Class B(1)	9,423,900	4,011,308
Megaworld Corp.	174,178,600	5,140,345
Metropolitan Bank & Trust Co.	40	27
Petron Corp.	170,649,000	13,720,360
Philippine Long Distance Telephone Co.	1,061,250	39,651,320
SM Investments Corp.	1,621,590	6,902,341
SM Prime Holdings Inc.	95,088,000	14,750,693

		183,564,148
RUSSIA—7.32%
JSC MMC Norilsk Nickel ADR	529,776	63,943,963
LUKOIL ADR	3,633,074	281,199,928
Mobile Telesystems OJSC ADR(1)	764,100	22,923,000
OAO Gazprom ADR	7,249,650	309,560,055
Polyus Gold Co. ADR(1)(3)	486,720	5,110,560
Rostelecom ADR(2)	607,829	14,776,323
Surgutneftegaz ADR(2)	1,807,578	120,384,695
Tatneft ADR	223,287	19,624,694
Vimpel-Communications Sponsored ADR(1)	849,000	35,539,140

		873,062,358
SOUTH AFRICA—11.07%
African Bank Investments Ltd.	8,264,261	35,290,461
Alexander Forbes Ltd.(1)	8,212,517	17,166,889
Anglo Platinum Ltd.	447,406	39,880,759
AngloGold Ashanti Ltd.	935,640	43,167,265
AVI Ltd.	3,423,568	7,897,592
Barloworld Ltd.	1,793,292	30,604,446
Bidvest Group Ltd.	2,118,449	31,633,607
Consol Ltd.	3,423,568	6,824,133
Edgars Consolidated Stores Ltd.	3,591,270	18,627,954
FirstRand Ltd.	22,438,233	59,332,752
Foschini Ltd.	5,224,905	42,204,906
Gold Fields Ltd.	2,797,501	61,609,765
Impala Platinum Holdings Ltd.	401,626	68,062,039
Imperial Holdings Ltd.(1)	2,041,477	43,892,899
Investec Ltd.	744,602	38,243,470
JD Group Ltd.	2,414,644	28,481,803
Liberty Group Ltd.(1)	812,089	9,336,447
Metropolitan Holdings Ltd.	7,521,458	14,093,960
Mittal Steel South Africa Ltd.	3,048,958	28,680,008
MTN Group Ltd.	8,860,212	73,686,272
Nampak Ltd.	5,879,598	15,231,210
Naspers Ltd.	3,033,573	55,711,755
Nedbank Group Ltd.	2,676,049	45,949,329
Network Healthcare Holdings Ltd.(1)	14,689,542	20,068,579
Pick’n Pay Stores Ltd.	3,891,830	16,043,811
Reunert Ltd.	1,347,363	13,076,311
Sanlam Ltd.	18,922,657	43,255,823
Sappi Ltd.	347,735	4,309,889

Sasol Ltd.	4,012,631	150,559,787
Shoprite Holdings Ltd.	9,895,096	36,788,039
SPAR Group Ltd. (The)	1,365,316	6,841,360
Standard Bank Group Ltd.	7,634,290	88,944,181
Steinhoff International Holdings Ltd.	1,427,169	4,575,039
Telkom South Africa Ltd.	1,028,290	21,955,277
Tiger Brands Ltd.	1,310,579	29,841,478
Tongaat-Hulett Group Ltd.	1,235,484	16,971,187
Truworths International Ltd.	7,587,516	27,359,240
Woolworths Holdings Ltd.	11,029,523	25,080,946

		1,321,280,668
SOUTH KOREA—17.57%
Kookmin Bank ADR(1)	5,158,546	415,159,782
Korea Electric Power Corp. ADR(2)	12,591,435	255,480,216
KT Corp. ADR	6,006,675	132,447,184
LG.Philips LCD Co. Ltd. ADR(1)(2)	5,005,704	93,957,064
POSCO ADR	5,459,070	351,018,201
Samsung Electronics Co. Ltd. GDR	2,235,417	706,391,772
SK Telecom Co. Ltd. ADR(2)	5,443,944	142,086,938

		2,096,541,157
TAIWAN—10.98%
AU Optronics Corp. ADR(2)	13,128,836	190,630,699
Chunghwa Telecom Co. Ltd. ADR	10,211,753	209,238,819
Siliconware Precision Industries Co. ADR(2)	34,711,792	211,047,696
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	45,648,909	432,295,168
United Microelectronics Corp. ADR(2)	80,309,488	267,430,595

		1,310,642,977
THAILAND—2.62%
Advanced Info Service PCL	6,545,000	15,848,495
Aromatics Thailand PCL	8,574,900	5,387,372
Bangkok Bank PCL	7,987,800	22,165,100
Bangkok Expressway PCL	15,810,000	8,443,036
Banpu PCL	2,550,000	9,345,550
Charoen Pokphand Foods PCL	28,000	4,141
Electricity Generating PCL	3,482,900	7,157,269
Kasikornbank PCL	12,155,000	20,364,398
Kiatnakin Bank PCL	6,370,600	5,169,859
Krung Thai Bank PCL	14,531,400	3,956,193
PTT Chemical PCL	5,188,568	11,137,764
PTT Exploration & Production PCL	13,600,000	39,162,304
PTT PCL	11,546,400	73,147,351
Ratchaburi Electricity Generating Holding PCL	28,028,800	27,148,314
Siam Cement PCL	2,550,000	16,287,958
Siam City Cement PCL	510,000	3,284,293
Siam Makro PCL	11,475,000	21,027,487
Thai Airways International PCL	2,377,200	2,800,367
Thai Union Frozen Products PCL	10,200,000	7,543,194
Thanachart Capital PCL	15,294,500	6,245,922
Tisco Bank PCL	6,540,100	4,091,843
United Broadcasting Corp. PCL(1)(3)	5,658,800	2,666,450

		312,384,660
TURKEY—1.27%
Adana Cimento TAS Class A	2,829,696	19,260,652
Akbank TAS	3,965,141	23,457,895
Akcansa Cimento AS	449,082	2,413,961
Arcelik AS	797,766	4,973,350
Dogan Yayin Holding AS(1)	2,310,083	8,817,111
Eregli Demir ve Celik Fabrikalari TAS	1,477,672	6,250,966
Hurriyet Gazetecilik ve Matbaacilik AS	1,842,337	5,062,911
Ihlas Holding(1)	9,964,514	4,563,900
Tofas Turk Otomobil Fabrik	6,015,502	14,770,889
Trakya Cam Sanayii AS	110,763	336,798
Tupras-Turkiye Petrol Rafinerileri AS	733,646	12,367,442
Turk Hava Yollari Anonim Ortakligi(1)	2,821,684	10,500,542

Turk Sise ve Cam Fabrikalari AS(1)	2,790,853	8,237,632
Turkiye Garanti Bankasi AS	4,796,197	14,400,795
Vestel Elektronik Sanayi ve Ticaret AS(1)	618,159	1,604,382
Yapi ve Kredi Bankasi AS(1)	8,665,690	14,056,940

		151,076,166

TOTAL COMMON STOCKS
(Cost: $9,862,730,410)		11,621,027,110

Security	Shares	Value
PREFERRED STOCKS—1.68%

BRAZIL—1.68%
Petroleo Brasileiro SA ADR	2,623,410	200,323,588

		200,323,588

TOTAL PREFERRED STOCKS
(Cost: $136,182,412)		200,323,588

Security	Shares	Value
EXCHANGE-TRADED FUNDS—0.61%
iShares MSCI Malaysia Index Fund(2)(4)	1,214,359	9,144,123
iShares MSCI South Korea Index Fund(2)(4)	565,627	25,622,903
iShares MSCI Taiwan Index Fund(2)(4)	2,914,554	37,510,310

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $63,619,336)		72,277,336

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.13%

CERTIFICATES OF DEPOSIT(5)—0.17%
Credit Suisse First Boston NY
5.28%, 04/23/07	$743,999	743,999
Toronto-Dominion Bank
3.94%, 07/10/06	3,719,994	3,719,994
Washington Mutual Bank
5.04%, 06/21/06	7,439,987	7,439,987
Wells Fargo Bank N.A.
4.78%-5.02%, 06/12/06-12/05/06	8,183,986	8,183,986

		20,087,966
COMMERCIAL PAPER(5)—1.55%
Amstel Funding Corp.
5.01%-5.02%, 06/12/06-06/15/06	7,067,988	7,055,286
Aspen Funding Corp.
5.01%, 06/19/06	5,579,991	5,566,013
Atlantis One Funding Corp.
4.98%-5.01%, 06/12/06-06/29/06	9,299,984	9,281,390
Barton Capital Corp.
4.96%-5.01%, 06/23/06-06/27/06	9,299,984	9,270,543
Bryant Park Funding LLC
5.02%, 06/20/06	5,951,990	5,936,236
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	5,579,991	5,561,513
Cancara Asset Securitisation Ltd.
4.98%-5.01%, 06/02/06-06/08/06	7,565,277	7,561,327
CC USA Inc.
5.03%, 10/24/06	1,487,997	1,457,851

Chariot Funding LLC
4.99%-5.01%, 06/06/06-06/12/06	8,670,561	8,660,481
Charta LLC
4.96%, 06/21/06-06/23/06	6,323,989	6,305,334
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	6,695,989	6,675,056
Curzon Funding LLC
5.01%, 06/15/06	1,859,997	1,856,373
Fairway Finance Corp.
5.01%, 06/12/06-06/19/06	3,125,687	3,119,598
Falcon Asset Securitization Corp.
5.01%, 06/09/06	3,719,994	3,715,852
Gemini Securitization Corp.
4.96%-5.01%, 06/21/06-06/28/06	8,387,247	8,361,811
General Electric Capital Corp.
4.96%, 06/29/06	4,835,992	4,817,354
General Electric Co.
5.00%, 06/30/06	3,347,994	3,334,509
Giro Funding Corp.
5.02%, 06/27/06	3,719,994	3,706,507
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06	2,529,596	2,478,983
Household Finance Corp.
5.04%, 06/06/06	5,951,990	5,947,824
Jupiter Securitization Corp.
4.97%-5.01%, 06/02/06-06/19/06	17,266,202	17,242,082
KKR Atlantic Funding Trust
5.06%, 06/22/06	3,719,994	3,709,014
KKR Pacific Funding Trust
5.06%, 06/21/06-06/26/06	11,530,120	11,492,479
Lexington Parker Capital
5.02%, 06/19/06	3,752,060	3,742,642
Mont Blanc Capital Corp.
5.01%, 06/21/06	5,571,211	5,555,705
Park Granada LLC
4.96%, 06/19/06	3,459,594	3,451,014
Park Sienna LLC
4.96%-5.02%, 06/20/06-06/23/06	5,207,991	5,192,851
Scaldis Capital LLC
5.01%, 06/07/06	7,439,987	7,433,775
Sydney Capital Corp.
5.01%, 06/07/06	2,536,292	2,534,174
Thunder Bay Funding Inc.
4.97%, 06/15/06	2,247,025	2,242,682
Tulip Funding Corp.
5.00%, 06/01/06	3,719,994	3,719,994
Variable Funding Capital Corp.
4.95%-4.98%, 06/02/06-06/29/06	7,811,987	7,791,575

		184,777,828
MEDIUM-TERM NOTES(5)—0.23%
Bank of America N.A.
5.28%, 04/20/07	1,859,997	1,859,997
K2 USA LLC
3.94%, 07/07/06	4,463,992	4,463,970
Marshall & Ilsley Bank
5.18%, 12/15/06	7,439,987	7,453,806
Sigma Finance Inc.
5.13%, 03/30/07	2,603,996	2,603,996
Toronto-Dominion Bank
3.81%, 06/20/06	9,299,984	9,300,032
US Bank N.A.
2.85%, 11/15/06	1,487,997	1,475,469

		27,157,270
MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.00% (4)(6)	15,065,013	15,065,013

		15,065,013

REPURCHASE AGREEMENTS(5)—1.22%
Bank of America N.A. Repurchase Agreement, 5.03%, due 6/1/06, maturity value $18,602,567 (collateralized by U.S. Government obligations, value $20,886,985, 5.00% to 5.50%, 2/1/34 to 7/1/34).	$18,599,968	18,599,968
Banc of America Securities LLC Repurchase Agreement, 5.11%, due 6/1/06, maturity value $26,043,654 (collateralized by non-U.S. Government debt securities, value $26,583,436, 2.88% to 9.46%, 8/1/06 to 11/15/33).	26,039,956	26,039,956
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.12%, due 6/1/06, maturity value $11,161,569 (collateralized by non-U.S. Government debt securities, value $12,286,770, 0.47% to 7.40%, 2/25/31 to 11/10/42).	11,159,981	11,159,981
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $18,602,610 (collateralized by non-U.S. Government debt securities, value $19,546,644, 4.38% to 5.79%, 5/25/34 to 4/25/36).	18,599,968	18,599,968
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $3,720,533 (collateralized by non-U.S. Government debt securities, value $4,263,779, 0.00% to 10.00%, 6/1/06 to 5/31/36).	3,719,994	3,719,994
Goldman Sachs Group Inc. Repurchase Agreement, 5.04%, due 6/1/06, maturity value $18,602,572 (collateralized by U.S. Government obligations, value $18,988,168, 4.50% to 7.50%, 12/1/19 to 12/1/35).	18,599,968	18,599,968
Goldman Sachs Group Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $7,441,044 (collateralized by non-U.S. Government debt securities, value $7,595,267, 0.00% to 10.00%, 6/1/06 to 5/31/36).	7,439,987	7,439,987
Goldman Sachs Group Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $11,161,597 (collateralized by non-U.S. Government debt securities, value $11,727,986, 0.00% to 10.00%, 6/1/06 to 5/31/36).	11,159,981	11,159,981
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.12%, due 6/1/06, maturity value $14,882,091 (collateralized by non-U.S. Government debt securities, value $15,339,479, 4.00% to 8.25%, 11/16/06 to 12/1/25).	14,879,975	14,879,975
Morgan Stanley Repurchase Agreement, 5.11%, due 6/1/06, maturity value $7,441,044 (collateralized by non-U.S. Government debt securities, value $7,808,071, 4.38% to 5.77%, 6/26/06 to 6/25/36).	7,439,987	7,439,987
Morgan Stanley Repurchase Agreement, 5.21%, due 6/1/06, maturity value $2,604,373 (collateralized by non-U.S. Government debt securities, value $3,280,798, 0.00% to 10.00%, 6/1/06 to 5/31/36).	2,603,996	2,603,996
Morgan Stanley Repurchase Agreement, 5.26%, due 6/4/07, maturity value $5,488,940 (collateralized by non-U.S. Government debt securities, value $6,213,765, 0.00% to 10.00%, 6/1/06 to 5/31/36). (7)	5,207,991	5,207,991

		145,451,752
TIME DEPOSITS(5)—0.21%
Societe Generale
5.08%, 06/01/06	11,159,981	11,159,981
SunTrust Bank
5.00%, 06/01/06	14,047,738	14,047,738

		25,207,719
VARIABLE & FLOATING RATE NOTES(5)—2.63%
Allstate Life Global Funding II
5.03%-5.14%, 05/04/07-06/15/07(8)	19,046,368	19,049,197
American Express Bank
5.04%, 07/19/06	1,859,997	1,859,997
American Express Centurion Bank
5.05%, 06/29/06	2,975,995	2,975,995
American Express Credit Corp.
5.16%, 03/05/07	2,231,996	2,233,379
Australia & New Zealand Banking Group Ltd.
5.06%, 06/22/07(8)	4,835,992	4,835,992

Beta Finance Inc.
5.16%, 06/27/07(8)	3,347,994	3,349,464
BMW US Capital LLC
5.08%, 05/16/07(8)	7,439,987	7,439,987
BNP Paribas
5.14%, 05/18/07(8)	13,763,977	13,763,977
Carlyle Loan Investment Ltd.
5.13%, 04/13/07-05/15/07(8)	1,339,198	1,339,198
Commodore CDO Ltd.
4.97%, 12/12/06(8)	1,859,997	1,859,997
Cullinan Finance Corp.
5.36%, 04/25/07(8)	1,859,997	1,859,997
DEPFA Bank PLC
4.92%, 03/15/07	7,439,987	7,439,987
Dorada Finance Inc.
3.93%-5.16%, 07/07/06-06/27/07(8)	6,398,389	6,400,162
Eli Lilly Services Inc.
4.80%, 06/01/07(8)	7,439,987	7,439,987
Fifth Third Bancorp.
5.06%, 01/23/07(8)	14,879,975	14,879,975
First Tennessee Bank N.A.
5.21%, 08/25/06	2,231,996	2,232,044
General Electric Capital Corp.
4.95%, 06/08/07	3,347,994	3,350,251
Hartford Life Global Funding Trusts
5.10%, 06/15/07	7,439,987	7,439,987
HBOS Treasury Services PLC
5.00%, 04/24/07(8)	7,439,987	7,439,987
K2 USA LLC
5.20%, 04/02/07(8)	2,603,996	2,603,996
Leafs LLC
5.08%, 01/22/07-02/20/07(8)	7,778,659	7,778,659
Links Finance LLC
5.04%-5.10%, 05/10/07-05/16/07(8)	8,183,986	8,183,202
Lothian Mortgages Master Issuer PLC
5.05%, 04/24/07(8)	3,615,759	3,615,759
Marshall & Ilsley Bank
4.88%, 06/15/07	4,091,993	4,091,993
Metropolitan Life Global Funding I
5.08%, 06/06/07(8)	11,159,981	11,159,981
Mortgage Interest Networking Trust
5.30%, 08/25/06(8)	937,438	937,945
Natexis Banques Populaires
5.06%, 05/15/07(8)	5,579,991	5,579,991
National City Bank of Indiana
5.17%, 05/21/07	3,719,994	3,720,298
Nationwide Building Society
5.03%-5.10%, 04/05/07-04/27/07(8)	20,087,966	20,088,592
Newcastle Ltd.
5.10%, 04/24/07(8)	2,622,596	2,621,901
Northern Rock PLC
5.08%, 05/03/07(8)	8,927,985	8,928,225
Permanent Financing PLC
5.04%, 06/12/06(8)	6,472,789	6,472,790
Pfizer Investment Capital PLC
5.04%, 02/15/07(8)	7,439,987	7,439,987
Principal Life Global Funding I
5.54%, 02/08/07	3,347,994	3,358,816
Sedna Finance Inc.
5.05%-5.17%, 09/20/06-05/25/07(8)	5,579,991	5,579,662
Skandinaviska Enskilda Bank NY
5.07%, 05/18/07(8)	7,439,987	7,439,987
Strips III LLC
5.13%, 07/24/06(8)	1,785,356	1,785,356
SunTrust Bank
4.99%, 05/01/07	7,439,987	7,440,408
Tango Finance Corp.
5.22%, 04/25/07(8)	5,133,591	5,133,091

UniCredito Italiano SpA
4.84%, 06/14/06	9,671,984	9,671,861
Union Hamilton Special Funding LLC
4.97%, 09/28/06(8)	7,439,987	7,439,987
US Bank N.A.
5.02%, 09/29/06	3,347,994	3,347,706
Wachovia Asset Securitization Inc.
5.07%, 06/25/06(8)	12,437,437	12,437,437
Wachovia Bank N.A.
5.11%, 05/22/07	14,879,975	14,879,975
Wells Fargo & Co.
5.07%, 06/15/07(8)	3,719,994	3,720,246
WhistleJacket Capital Ltd.
5.04%-5.10%, 06/22/06-06/13/07(8)	9,299,984	9,299,862
White Pine Finance LLC
5.04%-5.14%, 06/20/06-05/22/07(8)	9,218,144	9,187,426
Wind Master Trust
5.08%, 08/25/06-09/25/06(8)	2,512,781	2,512,781

		313,647,480

TOTAL SHORT-TERM INVESTMENTS
(Cost: $731,395,028)		731,395,028

TOTAL INVESTMENTS IN SECURITIES—105.80%
(Cost: $10,793,927,186)		12,625,023,062
Other Assets, Less Liabilities—(5.80)%		(692,001,487)

NET ASSETS—100.00%		$11,933,021,575

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(4)	Affiliated issuer. See Note 2.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU INDEX FUND

May 31, 2006

Security	Shares	Value
COMMON STOCKS—98.19%

AUSTRIA—1.72%
Andritz AG	5,189	$829,793
BETandWIN.com Interactive Entertainment AG(1)	11,426	1,200,507
Boehler-Uddeholm AG	4,901	1,020,749
Erste Bank der Oesterreichischen Sparkassen AG	90,226	5,154,822
Flughafen Wien AG(1)	5,122	378,290
Immoeast Immobilien Anlagen AG(1)	14,184	154,858
Immofinanz Immobilien Anlagen AG(1)	231,672	2,544,233
Mayr-Melnhof Karton AG	4,412	731,269
Meinl European Land Ltd.(1)	66,586	1,346,185
Oesterreichische Elektrizitaetswirtschafts AG Class A	39,400	1,808,706
OMV AG	82,780	4,828,299
Raiffeisen International Bank Holding AG(1)	19,306	1,603,660
RHI AG(1)	16,800	528,680
Telekom Austria AG	162,722	3,638,834
Voestalpine AG	11,032	1,568,200
Wiener Staedtische Allgemeine Versicherung AG(1)	14,400	892,066
Wienerberger Baustoffindustrie AG	32,709	1,680,523

		29,909,674
BELGIUM—3.64%
AGFA-Gevaert NV	41,440	840,464
Barco NV	6,318	562,380
Bekaert NV	7,495	773,044
Belgacom SA	61,070	1,929,657
Cofinimmo	4,130	697,578
Colruyt SA	7,900	1,218,673
Compagnie Maritime Belge SA	11,862	310,208
Delhaize Group	34,498	2,211,560
Dexia Group	262,404	6,457,779
Euronav SA	10,986	285,042
Fortis	562,761	20,593,665
Groupe Bruxelles Lambert SA(2)	35,066	3,808,176
InBev	84,710	4,082,392
KBC Groupe	87,468	9,431,637
Mobistar SA	14,972	1,194,232
Omega Pharma SA	10,322	703,342
SA D’Ieteren NV	1,230	366,531
Solvay SA	31,914	3,617,538
UCB SA	42,450	2,222,435
Umicore	12,608	1,828,342

		63,134,675
FINLAND—4.65%
Amer Group OYJ	29,625	611,493
Cargotec Corp. Class B	20,589	943,048
Elisa OYJ Class A	72,890	1,424,014
Fortum OYJ	208,426	5,185,596
KCI Konecranes OYJ	33,180	678,053
Kesko OYJ Class B	30,732	1,218,159
Kone OYJ	38,710	1,689,522
Metso OYJ	50,038	1,783,529
Neste Oil OYJ	65,010	2,183,580
Nokia OYJ	1,977,092	42,434,641
Nokian Renkaat OYJ	54,510	817,079
OKO Bank Class A	36,642	546,423
Orion OYJ Class B	40,976	856,843
Outokumpu OYJ	57,130	1,292,233
Rautaruukki OYJ	42,946	1,291,342
Sampo OYJ Class A	188,369	3,634,097
Stora Enso OYJ Class R	301,016	4,218,242

TietoEnator OYJ	33,990	968,344
UPM-Kymmene OYJ	254,130	5,464,225
Uponor OYJ	35,066	1,018,817
Wartsila OYJ Class B	28,893	1,131,162
YIT OYJ	53,720	1,366,213

		80,756,655
FRANCE—29.62%
Accor SA	98,106	5,766,321
Air France-KLM	54,766	1,181,079
Alcatel SA Class A(1)	619,762	8,263,033
Alstom(1)	51,638	4,394,126
Arcelor	252,160	10,785,434
Atos Origin SA(1)	31,839	2,196,094
AXA	700,532	24,384,535
BNP Paribas SA	393,984	36,840,640
Bouygues SA	95,348	5,192,717
Business Objects SA(1)	39,794	1,169,986
Cap Gemini SA	58,739	3,230,654
Carrefour SA	265,556	15,434,477
Casino Guichard Perrachon SA	19,649	1,506,718
CNP Assurances	16,040	1,596,700
Compagnie de Saint-Gobain	147,750	10,371,340
Compagnie Generale des Etablissements Michelin Class B	70,953	4,657,028
Compagnie Generale d’Optique Essilor International SA	45,704	4,611,239
Credit Agricole SA	279,740	10,452,387
Dassault Systemes SA	27,650	1,447,948
European Aeronautic Defense and Space Co.	148,538	5,303,952
France Telecom	784,454	17,592,555
Gaz de France	94,322	3,309,870
Gecina SA	3,543	426,866
Groupe Danone	109,138	13,198,164
Hermes International	10,244	2,540,792
Imerys SA	16,343	1,314,085
Klepierre	10,121	1,106,943
Lafarge SA(1)	86,000	10,328,262
Lagardere S.C.A.	55,300	4,375,453
L’Air Liquide SA	51,614	10,753,147
L’Oreal SA	139,870	12,548,973
LVMH Moet Hennessy Louis Vuitton SA	113,472	11,178,957
M6-Metropole Television	18,124	586,873
Neopost SA	13,825	1,486,305
PagesJaunes SA	58,706	1,634,779
Pernod Ricard SA	34,672	6,782,597
PPR SA	32,308	4,017,007
PSA Peugeot Citroen SA	73,628	4,690,746
Publicis Groupe	61,473	2,488,788
Renault SA	87,074	10,032,245
Safran SA	80,991	1,786,176
Sanofi-Aventis	498,800	47,122,283
Schneider Electric SA	107,168	11,142,924
SCOR	422,235	1,003,329
Societe BIC SA	11,571	776,559
Societe des Autoroutes Paris-Rhin-Rhone(1)	13,559	1,097,199
Societe Generale Class A(1)	169,200	26,122,939
Societe Television Francaise 1	56,736	1,879,435
Sodexho Alliance SA	50,230	2,249,740
STMicroelectronics NV	298,258	4,873,000
Suez SA	477,134	18,385,643
Technip SA	42,946	2,565,033
Thales SA	40,188	1,550,133
Thomson(1)	120,232	2,285,593
Total SA	1,038,190	67,475,259
Unibail Holding	21,670	3,571,106
Valeo SA	34,954	1,342,410
Vallourec SA	2,758	3,464,578
Veolia Environnement	134,748	7,485,583
Vinci SA	93,772	8,635,938
Vivendi Universal SA	538,992	19,377,709
Zodiac SA	19,355	1,077,455

		514,449,839

GERMANY—20.47%
Adidas-Salomon AG	23,640	4,700,409
Allianz AG	188,332	29,367,029
ALTANA AG	33,575	1,991,531
BASF AG	251,372	20,502,548
Bayer AG	325,838	14,665,033
Beiersdorf AG	7,536	1,084,117
Bilfinger Berger AG	9,850	603,492
Celesio AG	16,985	1,631,647
Commerzbank AG	292,742	11,017,165
Continental AG	63,434	6,944,353
DaimlerChrysler AG	429,460	22,616,416
Deutsche Bank AG(1)	237,582	27,327,275
Deutsche Boerse AG	48,068	6,261,766
Deutsche Lufthansa AG	107,562	1,884,475
Deutsche Post AG	333,324	9,059,400
Deutsche Postbank AG(2)	27,186	1,905,533
Deutsche Telekom AG	1,276,166	20,768,302
Douglas Holding AG	13,825	628,616
E.ON AG	292,742	33,841,122
Fresenius Medical Care AG & Co. KGaA	29,944	3,362,311
Heidelberger Druckmaschinen AG	26,860	1,226,142
Hochtief AG	25,216	1,486,317
Hypo Real Estate Holding AG	62,658	3,968,521
Infineon Technologies AG(1)	353,418	3,999,280
IVG Immobilien AG	37,036	1,144,080
KarstadtQuelle AG(1)(2)	31,914	889,935
Linde AG	40,290	3,339,459
MAN AG	66,586	4,798,886
Merck KGaA(1)	23,640	2,432,188
METRO AG	69,768	3,944,787
MLP AG	32,010	715,816
Muenchener Rueckversicherungs-Gesellschaft AG	91,802	12,469,520
Premiere AG(1)(2)	36,642	531,832
Puma AG	5,910	2,163,539
Rheinmetall AG	14,184	1,058,503
RWE AG	200,152	17,132,160
Salzgitter AG	19,306	1,692,436
SAP AG	104,410	21,976,511
Siemens AG	387,302	33,390,190
Solarworld AG	4,334	1,207,997
Suedzucker AG	30,338	750,517
ThyssenKrupp AG	172,618	5,930,988
TUI AG(2)	107,168	2,177,654
Volkswagen AG	84,316	5,990,056
Wincor Nixdorf AG	6,715	897,871

		355,477,725
GREECE—1.48%
Coca-Cola Hellenic Bottling SA ADR	143,810	4,532,891
Hellenic Telecommunications Organization SA ADR(1)	698,571	7,851,938
National Bank of Greece SA ADR	1,573,311	13,278,745

		25,663,574
IRELAND—2.70%
Allied Irish Banks PLC	415,670	9,978,728
Bank of Ireland	462,556	8,008,873
C&C Group PLC	144,992	1,247,774
CRH PLC	256,888	8,677,943
DCC PLC	40,290	947,552
DEPFA Bank PLC	169,420	2,744,081
Eircom Group PLC	296,682	815,497
Elan Corp. PLC(1)	200,546	3,838,110
Fyffes PLC	154,941	286,580
Grafton Group PLC(1)	102,948	1,361,985
Greencore Group PLC	95,443	484,237
IAWS Group PLC	58,312	1,041,094
Independent News & Media PLC	290,775	866,487
Irish Life & Permanent PLC	134,401	3,245,470
Kerry Group PLC Class A	60,282	1,355,011
Kingspan Group PLC	59,103	1,059,771
Paddy Power PLC	39,006	735,987
Ryanair Holdings PLC(1)	21,760	186,424

		46,881,604

ITALY—11.14%
Alleanza Assicurazioni SpA(2)	188,205	2,192,581
Arnoldo Mondadori Editore SpA	48,972	445,661
Assicurazioni Generali SpA	446,796	16,292,655
Autogrill SpA	80,775	1,266,805
Autostrade SpA	138,547	4,032,499
Banca Fideuram SpA	149,618	820,595
Banca Intesa SpA	1,834,464	10,644,483
Banca Monte dei Paschi di Siena SpA(2)	551,994	3,231,307
Banca Popolare di Milano Scrl	195,479	2,453,081
Banca Popolare di Verona e Novara Scrl	178,482	4,903,683
Banche Popolari Unite Scrl	160,358	4,008,212
Benetton Group SpA	25,945	387,904
Bulgari SpA(2)	70,624	800,542
Capitalia SpA	794,304	6,595,876
Enel SpA	2,102,969	18,786,558
ENI SpA	1,245,740	37,586,132
Fiat SpA(1)(2)	259,252	3,496,460
Finmeccanica SpA	145,416	3,354,561
Fondiaria-Sai SpA	31,126	1,218,984
Gruppo Editoriale L’Espresso SpA	77,441	390,416
Italcementi SpA	42,283	1,029,182
Lottomatica SpA	29,550	1,098,812
Luxottica Group SpA	62,252	1,696,742
Mediaset SpA	355,782	4,135,707
Mediobanca SpA	232,000	4,687,421
Mediolanum SpA	130,124	920,929
Pirelli SpA	1,264,513	1,213,280
Sanpaolo IMI SpA	531,506	9,537,220
Seat Pagine Gialle SpA	1,976,304	868,155
Snam Rete Gas SpA	459,010	2,023,718
Telecom Italia SpA	4,835,956	13,572,223
Terna SpA	520,765	1,413,044
Tiscali SpA(1)(2)	129,934	427,665
UniCredito Italiano SpA	3,647,652	27,877,098

		193,410,191
NETHERLANDS—10.19%
ABN AMRO Holding NV	845,524	23,447,459
Aegon NV	680,438	11,361,852
Akzo Nobel NV(1)	128,838	6,971,924
ASML Holding NV(1)	226,944	4,602,757
Buhrmann NV(1)	54,292	843,798
Corio NV	18,912	1,145,102
Euronext NV	40,188	3,458,505
Fugro NV	16,942	696,792
Getronics NV(2)	55,833	664,078
Hagemeyer NV(1)(2)	256,494	1,268,397
Heineken NV(1)	106,380	4,261,795
ING Groep NV	875,074	34,315,378
Koninklijke Ahold NV(1)	738,084	6,048,444
Koninklijke DSM NV	74,072	3,148,242
Koninklijke KPN NV	897,926	10,322,402
Koninklijke Numico NV(2)	80,454	3,580,701
Koninklijke Philips Electronics NV(1)	587,454	18,516,787
Oce NV	33,702	532,882
QIAGEN NV(1)	72,928	1,026,649
Randstad Holdings NV	22,405	1,381,349
Reed Elsevier NV(1)	327,414	4,781,618
Rodamco Europe NV	18,912	1,876,520
SBM Offshore NV	14,949	1,606,184
TNT NV	195,030	7,189,530
Unilever NV	801,396	18,178,376
Vedior NV	79,588	1,710,254
Wereldhave NV	9,850	955,846
Wolters Kluwer NV CVA(1)	133,566	3,160,114

		177,053,735
PORTUGAL—1.00%
Banco BPI SA Registered	168,632	1,241,114
Banco Comercial Portugues SA Class R	1,029,128	2,987,411
Banco Espirito Santo SA(2)	69,095	981,565

Banco Espirito Santo SA New(3)	43,380	616,257
Brisa-Auto Estradas de Portugal SA	140,264	1,468,321
CIMPOR-Cimentos de Portugal SGPS SA	116,238	804,737
Energias de Portugal SA(2)	860,102	3,181,703
Jeronimo Martins SGPS SA	20,361	361,169
Portugal Telecom SGPS SA	358,934	4,223,060
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	45,182	507,798
Sonae Industria SGPS SA(1)	46,658	385,349
Sonae SGPS SA	416,738	653,041

		17,411,525
SPAIN—11.58%
Abertis Infraestructuras SA(2)	106,380	2,555,164
Abertis Infraestructuras SA Rights(2)	108,000	127,623
Acciona SA	13,396	2,168,018
Acerinox SA	96,530	1,624,242
Actividades de Construcciones y Servicios SA	113,078	4,518,511
Altadis SA	124,110	5,890,314
Antena 3 de Television SA(2)	39,794	984,444
Banco Bilbao Vizcaya Argentaria SA	1,572,454	32,659,172
Banco Popular Espanol SA	418,034	6,137,267
Banco Santander Central Hispano SA	2,754,848	39,878,495
Cintra Concesiones de Infraestructuras de Transporte SA	112,290	1,449,520
Corporacion Mapfre SA	55,697	1,083,831
Ebro Puleva SA	39,794	779,991
Endesa SA	447,584	15,027,867
Fadesa SA	18,518	643,396
Fomento de Construcciones y Contratas SA	20,540	1,581,637
Gamesa Corporacion Tecnologica SA	93,772	1,963,261
Gas Natural SDG SA	89,913	2,732,464
Grupo Ferrovial SA	30,020	2,381,030
Iberdrola SA	381,786	12,284,145
Iberia Lineas Aereas de Espana SA	213,649	540,610
Inditex SA	105,592	4,196,319
Indra Sistemas SA	53,720	1,051,570
Inmobiliaria Colonial SA	14,972	1,042,309
Metrovacesa SA	26,004	2,443,271
NH Hoteles SA	61,858	1,028,923
Promotora de Informaciones SA(2)	39,105	657,992
Repsol YPF SA	440,886	12,328,264
Sacyr Vallehermoso SA(2)	53,978	1,700,022
Sacyr Vallehermoso SA New(2)(3)	2,009	63,283
Sociedad General de Aguas de Barcelona SA(1)	115	2,984
Sociedad General de Aguas de Barcelona SA Class B	31,149	870,203
Sogecable SA(1)(2)	19,229	615,738
Telefonica Publicidad e Informacion SA	87,543	945,659
Telefonica SA	2,061,408	33,812,093
Union Fenosa SA	69,344	2,713,039
Zeltia SA(2)	81,196	643,483
Zeltia SA New(2)(3)	1,642	13,013

		201,139,167

TOTAL COMMON STOCKS
(Cost: $1,529,851,427)		1,705,288,364

Security	Shares	Value
PREFERRED STOCKS—1.27%

GERMANY—0.70%
Henkel KGaA	27,974	3,156,197
Porsche AG	3,950	3,837,198
ProSiebenSat.1 Media AG(1)	41,764	1,083,604
RWE AG	18,912	1,463,564
Volkswagen AG	52,535	2,650,559

		12,191,122
ITALY—0.57%
Banca Intesa SpA RNC	460,586	2,452,181
Telecom Italia SpA RNC	2,741,846	7,011,832
Unipol SpA	133,960	379,403

		9,843,416

TOTAL PREFERRED STOCKS
(Cost: $19,566,850)		22,034,538

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.18%

CERTIFICATES OF DEPOSIT(4)—0.03%
Credit Suisse First Boston NY
5.28%, 04/23/07	$21,281	21,281
Toronto-Dominion Bank
3.94%, 07/10/06	106,406	106,406
Washington Mutual Bank
5.04%, 06/21/06	212,813	212,813
Wells Fargo Bank N.A.
4.78%-5.02%, 06/12/06-12/05/06	234,094	234,094

		574,594
COMMERCIAL PAPER(4)—0.30%
Amstel Funding Corp.
5.01%-5.02%, 06/12/06-06/15/06	202,172	201,816
Aspen Funding Corp.
5.01%, 06/19/06	159,610	159,210
Atlantis One Funding Corp.
4.98%-5.01%, 06/12/06-06/29/06	266,016	265,484
Barton Capital Corp.
4.96%-5.01%, 06/23/06-06/27/06	266,016	265,174
Bryant Park Funding LLC
5.02%, 06/20/06	170,250	169,800
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	159,610	159,082
Cancara Asset Securitisation Ltd.
4.98%-5.01%, 06/02/06-06/08/06	216,397	216,284
CC USA Inc.
5.03%, 10/24/06	42,563	41,700
Chariot Funding LLC
4.99%-5.01%, 06/06/06-06/12/06	248,012	247,723
Charta LLC
4.96%, 06/21/06-06/23/06	180,891	180,358
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	191,532	190,933
Curzon Funding LLC
5.01%, 06/15/06	53,203	53,100
Fairway Finance Corp.
5.01%, 06/12/06-06/19/06	89,407	89,232
Falcon Asset Securitization Corp.
5.01%, 06/09/06	106,406	106,288
Gemini Securitization Corp.
4.96%-5.01%, 06/21/06-06/28/06	239,908	239,180
General Electric Capital Corp.
4.96%, 06/29/06	138,328	137,795
General Electric Co.
5.00%, 06/30/06	95,766	95,380
Giro Funding Corp.
5.02%, 06/27/06	106,406	106,021
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06	72,356	70,908
Household Finance Corp.
5.04%, 06/06/06	170,250	170,131
Jupiter Securitization Corp.
4.97%-5.01%, 06/02/06-06/19/06	493,881	493,192
KKR Atlantic Funding Trust
5.06%, 06/22/06	106,406	106,092
KKR Pacific Funding Trust
5.06%, 06/21/06-06/26/06	329,807	328,730
Lexington Parker Capital
5.02%, 06/19/06	107,324	107,054
Mont Blanc Capital Corp.
5.01%, 06/21/06	159,359	158,915
Park Granada LLC
4.96%, 06/19/06	98,958	98,713

Park Sienna LLC
4.96%-5.02%, 06/20/06-06/23/06	148,969	148,536
Scaldis Capital LLC
5.01%, 06/07/06	212,813	212,635
Sydney Capital Corp.
5.01%, 06/07/06	72,548	72,487
Thunder Bay Funding Inc.
4.97%, 06/15/06	64,274	64,150
Tulip Funding Corp.
5.00%, 06/01/06	106,406	106,406
Variable Funding Capital Corp.
4.95%-4.98%, 06/02/06-06/29/06	223,454	222,870

		5,285,379
MEDIUM-TERM NOTES(4)—0.04%
Bank of America N.A.
5.28%, 04/20/07	53,203	53,203
K2 USA LLC
3.94%, 07/07/06	127,688	127,687
Marshall & Ilsley Bank
5.18%, 12/15/06	212,813	213,208
Sigma Finance Inc.
5.13%, 03/30/07	74,485	74,485
Toronto-Dominion Bank
3.81%, 06/20/06	266,016	266,018
US Bank N.A.
2.85%, 11/15/06	42,563	42,204

		776,805
MONEY MARKET FUNDS—0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.00%(5)(6)	93,811	93,811

		93,811
REPURCHASE AGREEMENTS(4)—0.24%
Bank of America N.A. Repurchase Agreement, 5.03%, due 6/1/06, maturity value $532,106 (collateralized by U.S. Government obligations, value $597,450, 5.00% to 5.50%, 2/1/34 to 7/1/34).	$532,032	532,032
Banc of America Securities LLC Repurchase Agreement, 5.11%, due 6/1/06, maturity value $744,951 (collateralized by non-U.S. Government debt securities, value $760,391, 2.88% to 9.46%, 8/1/06 to 11/15/33).	744,845	744,845
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.12%, due 6/1/06, maturity value $319,264 (collateralized by non-U.S. Government debt securities, value $351,450, 0.47% to 7.40%, 2/25/31 to 11/10/42).	319,219	319,219
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $532,108 (collateralized by non-U.S. Government debt securities, value $559,111, 4.38% to 5.79%, 5/25/34 to 4/25/36).	532,032	532,032
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $106,421 (collateralized by non-U.S. Government debt securities, value $121,961, 0.00% to 10.00%, 6/1/06 to 5/31/36).	106,406	106,406
Goldman Sachs Group Inc. Repurchase Agreement, 5.04%, due 6/1/06, maturity value $532,106 (collateralized by U.S. Government obligations, value $543,136, 4.50% to 7.50%, 12/1/19 to 12/1/35).	532,032	532,032
Goldman Sachs Group Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $212,843 (collateralized by non-U.S. Government debt securities, value $217,255, 0.00% to 10.00%, 6/1/06 to 5/31/36).	212,813	212,813
Goldman Sachs Group Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $319,265 (collateralized by non-U.S. Government debt securities, value $335,467, 0.00% to 10.00%, 6/1/06 to 5/31/36).	319,219	319,219
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.12%, due 6/1/06, maturity value $425,687 (collateralized by non-U.S. Government debt securities, value $438,770, 4.00% to 8.25%, 11/16/06 to 12/1/25).	425,626	425,626
Morgan Stanley Repurchase Agreement, 5.11%, due 6/1/06, maturity value $212,843 (collateralized by non-U.S. Government debt securities, value $223,342, 4.38% to 5.77%, 6/26/06 to 6/25/36).	212,813	212,813
Morgan Stanley Repurchase Agreement, 5.21%, due 6/1/06, maturity value $74,496 (collateralized by non-U.S. Government debt securities, value $93,844, 0.00% to 10.00%, 6/1/06 to 5/31/36).	74,485	74,485
Morgan Stanley Repurchase Agreement, 5.26%, due 6/4/07, maturity value $157,005 (collateralized by non-U.S. Government debt securities, value $177,738, 0.00% to 10.00%, 6/1/06 to 5/31/36). (7)	148,969	148,969

		4,160,491
TIME DEPOSITS(4)—0.04%
Societe Generale
5.08%, 06/01/06	319,219	319,219
SunTrust Bank
5.00%, 06/01/06	401,821	401,821

		721,040

VARIABLE & FLOATING RATE NOTES(4)—0.52%
Allstate Life Global Funding II
5.03%-5.14%, 05/04/07-06/15/07(8)	544,801	544,883
American Express Bank
5.04%, 07/19/06	53,203	53,203
American Express Centurion Bank
5.05%, 06/29/06	85,125	85,125
American Express Credit Corp.
5.16%, 03/05/07	63,844	63,883
Australia & New Zealand Banking Group Ltd.
5.06%, 06/22/07(8)	138,328	138,328
Beta Finance Inc.
5.16%, 06/27/07(8)	95,766	95,808
BMW US Capital LLC
5.08%, 05/16/07(8)	212,813	212,813
BNP Paribas
5.14%, 05/18/07(8)	393,704	393,704
Carlyle Loan Investment Ltd.
5.13%, 04/13/07-05/15/07(8)	38,306	38,306
Commodore CDO Ltd.
4.97%, 12/12/06(8)	53,203	53,203
Cullinan Finance Corp.
5.36%, 04/25/07(8)	53,203	53,203
DEPFA Bank PLC
4.92%, 03/15/07	212,813	212,813
Dorada Finance Inc.
3.93%-5.16%, 07/07/06-06/27/07(8)	183,019	183,069
Eli Lilly Services Inc.
4.80%, 06/01/07(8)	212,813	212,813
Fifth Third Bancorp.
5.06%, 01/23/07(8)	425,626	425,626
First Tennessee Bank N.A.
5.21%, 08/25/06	63,844	63,845
General Electric Capital Corp.
4.95%, 06/08/07	95,766	95,830
Hartford Life Global Funding Trusts
5.10%, 06/15/07	212,813	212,813
HBOS Treasury Services PLC
5.00%, 04/24/07(8)	212,813	212,813
K2 USA LLC
5.20%, 04/02/07(8)	74,485	74,485
Leafs LLC
5.08%, 01/22/07-02/20/07(8)	222,500	222,500
Links Finance LLC
5.04%-5.10%, 05/10/07-05/16/07(8)	234,094	234,072
Lothian Mortgages Master Issuer PLC
5.05%, 04/24/07(8)	103,425	103,425
Marshall & Ilsley Bank
4.88%, 06/15/07	117,047	117,047
Metropolitan Life Global Funding I
5.08%, 06/06/07(8)	319,219	319,219
Mortgage Interest Networking Trust
5.30%, 08/25/06(8)	26,814	26,829
Natexis Banques Populaires
5.06%, 05/15/07(8)	159,610	159,610
National City Bank of Indiana
5.17%, 05/21/07	106,406	106,415
Nationwide Building Society
5.03%-5.10%, 04/05/07-04/27/07(8)	574,595	574,613
Newcastle Ltd.
5.10%, 04/24/07(8)	75,017	74,997
Northern Rock PLC
5.08%, 05/03/07(8)	255,376	255,382
Permanent Financing PLC
5.04%, 06/12/06(8)	185,147	185,148
Pfizer Investment Capital PLC
5.04%, 02/15/07(8)	212,813	212,813
Principal Life Global Funding I
5.54%, 02/08/07	95,766	96,075

Sedna Finance Inc.
5.05%-5.17%, 09/20/06-05/25/07(8)	159,610	159,600
Skandinaviska Enskilda Bank NY
5.07%, 05/18/07(8)	212,813	212,813
Strips III LLC
5.13%, 07/24/06(8)	51,068	51,068
SunTrust Bank
4.99%, 05/01/07	212,813	212,825
Tango Finance Corp.
5.22%, 04/25/07(8)	146,841	146,827
UniCredito Italiano SpA
4.84%, 06/14/06	276,657	276,653
Union Hamilton Special Funding LLC
4.97%, 09/28/06(8)	212,813	212,813
US Bank N.A.
5.02%, 09/29/06	95,766	95,758
Wachovia Asset Securitization Inc.
5.07%, 06/25/06(8)	355,760	355,759
Wachovia Bank N.A.
5.11%, 05/22/07	425,626	425,626
Wells Fargo & Co.
5.07%, 06/15/07(8)	106,406	106,414
WhistleJacket Capital Ltd.
5.04%-5.10%, 06/22/06-06/13/07(8)	266,016	266,013
White Pine Finance LLC
5.04%-5.14%, 06/20/06-05/22/07(8)	263,675	262,797
Wind Master Trust
5.08%, 08/25/06-09/25/06(8)	71,875	71,876

		8,971,553

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,583,673)		20,583,673

TOTAL INVESTMENTS IN SECURITIES—100.64%
(Cost: $1,570,001,950)		1,747,906,575
Other Assets, Less Liabilities—(0.64)%		(11,107,948)

NET ASSETS—100.00%		$1,736,798,627

ADR - American Depositary Receipts

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

May 31, 2006

Security	Shares	Value
COMMON STOCKS—99.33%

ADVERTISING—0.82%
PagesJaunes SA	13,480	$375,376
Publicis Groupe	14,820	600,001

		975,377
AEROSPACE & DEFENSE—1.90%
European Aeronautic Defense and Space Co.	35,180	1,256,197
Safran SA	17,920	395,208
Thales SA	9,240	356,406
Zodiac SA	4,420	246,053

		2,253,864
AIRLINES—0.24%
Air France - KLM	13,020	280,788

		280,788
APPAREL—0.49%
Hermes International	2,340	580,384

		580,384
AUTO MANUFACTURERS—2.81%
PSA Peugeot Citroen SA	16,380	1,043,549
Renault SA	19,900	2,292,782

		3,336,331
AUTO PARTS & EQUIPMENT—1.09%
Compagnie Generale des Etablissements Michelin Class B	15,400	1,010,785
Valeo SA	7,480	287,270

		1,298,055
BANKS—13.88%
BNP Paribas SA	89,120	8,333,429
Credit Agricole SA	64,320	2,403,294
Societe Generale Class A(1)	37,240	5,749,517

		16,486,240
BEVERAGES—1.32%
Pernod Ricard SA	8,040	1,572,799

		1,572,799
BUILDING MATERIALS—3.83%
Compagnie de Saint-Gobain	33,380	2,343,116
Imerys SA	3,400	273,382
Lafarge SA(1)	16,060	1,928,743

		4,545,241
CHEMICALS—2.07%
L’Air Liquide SA	11,780	2,454,219

		2,454,219

COMMERCIAL SERVICES—0.16%
Societe des Autoroutes Paris-Rhin-Rhone(1)	2,420	195,827

		195,827
COMPUTERS—1.04%
Atos Origin SA(1)	7,240	499,379
Cap Gemini SA	13,420	738,102

		1,237,481
COSMETICS & PERSONAL CARE—2.40%
L’Oreal SA	31,840	2,856,648

		2,856,648
DIVERSIFIED FINANCIAL SERVICES—0.70%
Euronext NV	9,660	831,322

		831,322
ENGINEERING & CONSTRUCTION—2.68%
Bouygues SA	21,740	1,183,975
Vinci SA	21,720	2,000,305

		3,184,280
FOOD—6.05%
Carrefour SA	64,340	3,739,528
Casino Guichard Perrachon SA	4,680	358,870
Groupe Danone	25,540	3,088,577

		7,186,975
FOOD SERVICE—0.39%
Sodexho Alliance SA	10,240	458,637

		458,637
GAS—0.62%
Gaz de France	21,140	741,827

		741,827
HAND & MACHINE TOOLS—2.13%
Schneider Electric SA	24,300	2,526,622

		2,526,622
HEALTH CARE-PRODUCTS—0.89%
Compagnie Generale d’Optique Essilor International SA	10,500	1,059,382

		1,059,382
HOLDING COMPANIES-DIVERSIFIED—2.18%
LVMH Moet Hennessy Louis Vuitton SA	26,300	2,591,005

		2,591,005
HOME FURNISHINGS—0.45%
Thomson(1)	27,880	529,995

		529,995
HOUSEHOLD PRODUCTS & WARES—0.17%
Societe BIC SA	2,960	198,653

		198,653
INSURANCE—5.26%
AXA	160,800	5,597,222
CNP Assurances	4,460	443,970
SCOR	88,440	210,154

		6,251,346
IRON & STEEL—2.10%
Arcelor	58,400	2,497,896

		2,497,896

LODGING—1.04%
Accor SA	21,080	1,239,007

		1,239,007
MACHINERY—0.84%
Alstom(1)	11,800	1,004,119

		1,004,119
MEDIA—5.16%
Lagardere S.C.A.	12,980	1,027,005
M6-Metropole Television	7,080	229,257
Societe Television Francaise 1	12,640	418,712
Vivendi Universal SA	123,880	4,453,703

		6,128,677
METAL FABRICATE & HARDWARE—0.85%
Vallourec SA	800	1,004,954

		1,004,954
OFFICE & BUSINESS EQUIPMENT—0.31%
Neopost SA	3,460	371,979

		371,979
OIL & GAS—12.98%
Total SA	237,360	15,426,779

		15,426,779
OIL & GAS SERVICES—0.50%
Technip SA	9,860	588,907

		588,907
PHARMACEUTICALS—8.67%
Sanofi-Aventis	109,100	10,306,819

		10,306,819
REAL ESTATE—1.00%
Gecina SA	1,340	161,445
Klepierre	1,980	216,554
Unibail Holding	4,900	807,495

		1,185,494
RETAIL—0.74%
PPR SA	7,100	882,777

		882,777
SEMICONDUCTORS—1.01%
STMicroelectronics NV	73,120	1,194,650

		1,194,650
SOFTWARE—0.52%
Business Objects SA(1)	10,240	301,067
Dassault Systemes SA	6,120	320,486

		621,553
TELECOMMUNICATIONS—5.06%
Alcatel SA Class A(1)	145,700	1,942,559
France Telecom	181,560	4,071,755

		6,014,314
WATER—4.98%
Suez SA	109,200	4,207,858
Veolia Environnement	30,660	1,703,239

		5,911,097

TOTAL COMMON STOCKS
(Cost: $114,875,448)		118,012,320

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.05%

MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.00%(2)(3)	51,231	51,231

		51,231

TOTAL SHORT-TERM INVESTMENTS
(Cost: $51,231)		51,231

TOTAL INVESTMENTS IN SECURITIES—99.38%
(Cost: $114,926,679)		118,063,551
Other Assets, Less Liabilities—0.62%		741,395

NET ASSETS—100.00%		$118,804,946

(1)	Non-income earning security.
(2)	Affiliated issuer. See Note 2.
(3)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

May 31, 2006

Security	Shares	Value
COMMON STOCKS—96.45%

AIRLINES—0.54%
Deutsche Lufthansa AG	252,637	$4,426,174

		4,426,174
APPAREL—1.87%
Adidas-Salomon AG	54,383	10,813,128
Puma AG	12,733	4,661,311

		15,474,439
AUTO MANUFACTURERS—7.43%
DaimlerChrysler AG	915,943	48,235,802
Volkswagen AG	186,235	13,230,680

		61,466,482
AUTO PARTS & EQUIPMENT—1.89%
Continental AG	142,800	15,632,841

		15,632,841
BANKS—12.68%
Commerzbank AG	663,068	24,954,156
DEPFA Bank PLC	381,276	6,175,495
Deutsche Bank AG(1)	519,554	59,760,399
Deutsche Postbank AG(2)	66,045	4,629,255
Hypo Real Estate Holding AG	148,750	9,421,264

		104,940,569
BIOTECHNOLOGY—0.26%
QIAGEN NV(1)(2)	151,011	2,125,868

		2,125,868
CHEMICALS—8.82%
BASF AG	483,259	39,415,848
Bayer AG	744,940	33,527,610

		72,943,458
COMPUTERS—0.27%
Wincor Nixdorf AG	16,779	2,243,541

		2,243,541
COSMETICS & PERSONAL CARE—0.37%
Beiersdorf AG	21,063	3,030,090

		3,030,090
DIVERSIFIED FINANCIAL SERVICES—2.03%
Deutsche Boerse AG	117,453	15,300,475
MLP AG	67,949	1,519,494

		16,819,969
ELECTRIC—13.48%
E.ON AG	638,435	73,803,405
RWE AG	441,014	37,748,923

		111,552,328
ENERGY-ALTERNATE SOURCES—0.31%
Solarworld AG	9,163	2,553,963

		2,553,963

ENGINEERING & CONSTRUCTION—1.74%
Bilfinger Berger AG	38,794	2,376,841
Hochtief AG	61,404	3,619,361
Linde AG	101,150	8,383,874

		14,380,076
FOOD—1.43%
METRO AG	170,527	9,641,850
Suedzucker AG	88,298	2,184,361

		11,826,211
HEALTH CARE-PRODUCTS—0.92%
Fresenius Medical Care AG & Co. KGaA	68,068	7,643,126

		7,643,126
INSURANCE—11.12%
Allianz AG	407,575	63,554,079
Muenchener Rueckversicherungs-Gesellschaft AG	209,559	28,464,522

		92,018,601
IRON & STEEL—2.05%
Salzgitter AG	41,650	3,651,194
ThyssenKrupp AG	386,512	13,280,180

		16,931,374
LEISURE TIME—0.63%
TUI AG(2)	257,754	5,237,561

		5,237,561
MACHINERY-DIVERSIFIED—2.00%
Heidelberger Druckmaschinen AG	63,308	2,889,969
MAN AG	147,322	10,617,569
Rheinmetall AG	40,817	3,046,032

		16,553,570
MANUFACTURING—8.86%
Siemens AG	850,493	73,322,944

		73,322,944
MEDIA—0.20%
Premiere AG(1)(2)	112,812	1,637,385

		1,637,385
PHARMACEUTICALS—1.93%
ALTANA AG	80,563	4,778,667
Celesio AG	55,930	5,372,860
Merck KGaA(1)	56,287	5,791,057

		15,942,584
REAL ESTATE—0.36%
IVG Immobilien AG	97,342	3,006,994

		3,006,994
RETAIL—0.41%
Douglas Holding AG	33,915	1,542,099
KarstadtQuelle AG(1)(2)	66,283	1,848,329

		3,390,428
SEMICONDUCTORS—1.09%
Infineon Technologies AG(1)	795,872	9,006,091

		9,006,091
SOFTWARE—5.77%
SAP AG	226,933	47,765,497

		47,765,497

TELECOMMUNICATIONS—5.40%
Deutsche Telekom AG	2,742,355	44,629,035

		44,629,035
TRANSPORTATION—2.59%
Deutsche Post AG	788,613	21,433,683

		21,433,683

TOTAL COMMON STOCKS
(Cost: $740,012,159)		797,934,882

Security	Shares	Value
PREFERRED STOCKS—3.28%

AUTO MANUFACTURERS—1.70%
Porsche AG(2)	8,449	8,207,717
Volkswagen AG	116,858	5,895,860

		14,103,577
ELECTRIC—0.31%
RWE AG	32,606	2,523,317

		2,523,317
HOUSEHOLD PRODUCTS & WARES—0.99%
Henkel KGaA	72,828	8,216,898

		8,216,898
MEDIA—0.28%
ProSiebenSat.1 Media AG(1)	88,893	2,306,408

		2,306,408
TOTAL PREFERRED STOCKS
(Cost: $23,741,746)		27,150,200

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.73%

CERTIFICATES OF DEPOSIT(3)—0.05%
Credit Suisse First Boston NY
5.28%, 04/23/07	$14,683	14,683
Toronto-Dominion Bank
3.94%, 07/10/06	73,415	73,415
Washington Mutual Bank
5.04%, 06/21/06	146,831	146,831
Wells Fargo Bank N.A.
4.78%-5.02%, 06/12/06-12/05/06	161,514	161,514

		396,443
COMMERCIAL PAPER(3)—0.44%
Amstel Funding Corp.
5.01%-5.02%, 06/12/06-06/15/06	139,489	139,234
Aspen Funding Corp.
5.01%, 06/19/06	110,123	109,847
Atlantis One Funding Corp.
4.98%-5.01%, 06/12/06-06/29/06	183,538	183,172
Barton Capital Corp.
4.96%-5.01%, 06/23/06-06/27/06	183,538	182,957

Bryant Park Funding LLC
5.02%, 06/20/06	117,465	117,154
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	110,123	109,759
Cancara Asset Securitisation Ltd.
4.98%-5.01%, 06/02/06-06/08/06	149,303	149,226
CC USA Inc.
5.03%, 10/24/06	29,366	28,771
Chariot Funding LLC
4.99%-5.01%, 06/06/06-06/12/06	171,117	170,918
Charta LLC
4.96%, 06/21/06-06/23/06	124,806	124,438
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	132,148	131,734
Curzon Funding LLC
5.01%, 06/15/06	36,708	36,636
Fairway Finance Corp.
5.01%, 06/12/06-06/19/06	61,687	61,566
Falcon Asset Securitization Corp.
5.01%, 06/09/06	73,415	73,334
Gemini Securitization Corp.
4.96%-5.01%, 06/21/06-06/28/06	165,525	165,023
General Electric Capital Corp.
4.96%, 06/29/06	95,440	95,072
General Electric Co.
5.00%, 06/30/06	66,074	65,808
Giro Funding Corp.
5.02%, 06/27/06	73,415	73,149
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06	49,922	48,924
Household Finance Corp.
5.04%, 06/06/06	117,465	117,382
Jupiter Securitization Corp.
4.97%-5.01%, 06/02/06-06/19/06	340,754	340,279
KKR Atlantic Funding Trust
5.06%, 06/22/06	73,415	73,199
KKR Pacific Funding Trust
5.06%, 06/21/06-06/26/06	227,551	226,808
Lexington Parker Capital
5.02%, 06/19/06	74,048	73,862
Mont Blanc Capital Corp.
5.01%, 06/21/06	109,950	109,644
Park Granada LLC
4.96%, 06/19/06	68,276	68,107
Park Sienna LLC
4.96%-5.02%, 06/20/06-06/23/06	102,782	102,483
Scaldis Capital LLC
5.01%, 06/07/06	146,831	146,708
Sydney Capital Corp.
5.01%, 06/07/06	50,055	50,013
Thunder Bay Funding Inc.
4.97%, 06/15/06	44,346	44,260
Tulip Funding Corp.
5.00%, 06/01/06	73,415	73,415
Variable Funding Capital Corp.
4.95%-4.98%, 06/02/06-06/29/06	154,172	153,770

		3,646,652
MEDIUM-TERM NOTES(3)—0.06%
Bank of America N.A.
5.28%, 04/20/07	36,708	36,708
K2 USA LLC
3.94%, 07/07/06	88,098	88,098
Marshall & Ilsley Bank
5.18%, 12/15/06	146,831	147,103

Sigma Finance Inc.
5.13%, 03/30/07	51,391	51,391
Toronto-Dominion Bank
3.81%, 06/20/06	183,538	183,539
US Bank N.A.
2.85%, 11/15/06	29,366	29,119

		535,958
MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.00%(4)(5)	197,776	197,776

		197,776
REPURCHASE AGREEMENTS(3)—0.35%
Bank of America N.A. Repurchase Agreement, 5.03%, due 6/1/06, maturity value $367,128 (collateralized by U.S. Government obligations, value $412,212, 5.00% to 5.50%, 2/1/34 to 7/1/34).	$367,077	367,077
Banc of America Securities LLC Repurchase Agreement, 5.11%, due 6/1/06, maturity value $513,981 (collateralized by non-U.S. Government debt securities, value $524,633, 2.88% to 9.46%, 8/1/06 to 11/15/33).	513,908	513,908
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.12%, due 6/1/06, maturity value $220,277 (collateralized by non-U.S. Government debt securities, value $242,484, 0.47% to 7.40%, 2/25/31 to 11/10/42).	220,246	220,246
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $367,129 (collateralized by non-U.S. Government debt securities, value $385,760, 4.38% to 5.79%, 5/25/34 to 4/25/36).	367,077	367,077
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $73,426 (collateralized by non-U.S. Government debt securities, value $84,147, 0.00% to 10.00%, 6/1/06 to 5/31/36).	73,415	73,415
Goldman Sachs Group Inc. Repurchase Agreement, 5.04%, due 6/1/06, maturity value $367,128 (collateralized by U.S. Government obligations, value $374,738, 4.50% to 7.50%, 12/1/19 to 12/1/35).	367,077	367,077
Goldman Sachs Group Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $146,852 (collateralized by non-U.S. Government debt securities, value $149,895, 0.00% to 10.00%, 6/1/06 to 5/31/36).	146,831	146,831
Goldman Sachs Group Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $220,278 (collateralized by non-U.S. Government debt securities, value $231,456, 0.00% to 10.00%, 6/1/06 to 5/31/36).	220,246	220,246
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.12%, due 6/1/06, maturity value $293,703 (collateralized by non-U.S. Government debt securities, value $302,730, 4.00% to 8.25%, 11/16/06 to 12/1/25).	293,661	293,661
Morgan Stanley Repurchase Agreement, 5.11%, due 6/1/06, maturity value $146,852 (collateralized by non-U.S. Government debt securities, value $154,095, 4.38% to 5.77%, 6/26/06 to 6/25/36).	146,831	146,831
Morgan Stanley Repurchase Agreement, 5.21%, due 6/1/06, maturity value $51,398 (collateralized by non-U.S. Government debt securities, value $64,748, 0.00% to 10.00%, 6/1/06 to 5/31/36).	51,391	51,391

Morgan Stanley Repurchase Agreement, 5.26%, due 6/4/07, maturity value $108,327(collateralized by non-U.S. Government debt securities, value $122,631, 0.00% to 10.00%, 6/1/06 to 5/31/36).(6)	102,782	102,782

		2,870,542
TIME DEPOSITS(3)—0.06%
Societe Generale
5.08%, 06/01/06	220,246	220,246
SunTrust Bank
5.00%, 06/01/06	277,237	277,237

		497,483
VARIABLE & FLOATING RATE NOTES(3)—0.75%
Allstate Life Global Funding II
5.03%-5.14%, 05/04/07-06/15/07(7)	375,887	375,943
American Express Bank
5.04%, 07/19/06	36,708	36,708
American Express Centurion Bank
5.05%, 06/29/06	58,732	58,732
American Express Credit Corp.
5.16%, 03/05/07	44,049	44,076
Australia & New Zealand Banking Group Ltd.
5.06%, 06/22/07(7)	95,440	95,440
Beta Finance Inc.
5.16%, 06/27/07(7)	66,074	66,103
BMW US Capital LLC
5.08%, 05/16/07(7)	146,831	146,831
BNP Paribas
5.14%, 05/18/07(7)	271,637	271,637
Carlyle Loan Investment Ltd.
5.13%, 04/13/07-05/15/07(7)	26,430	26,429
Commodore CDO Ltd.
4.97%, 12/12/06(7)	36,708	36,708
Cullinan Finance Corp.
5.36%, 04/25/07(7)	36,708	36,708
DEPFA Bank PLC
4.92%, 03/15/07	146,831	146,831
Dorada Finance Inc.
3.93%-5.16%, 07/07/06-06/27/07(7)	126,274	126,309
Eli Lilly Services Inc.
4.80%, 06/01/07(7)	146,831	146,831
Fifth Third Bancorp.
5.06%, 01/23/07(7)	293,661	293,661
First Tennessee Bank N.A.
5.21%, 08/25/06	44,049	44,050
General Electric Capital Corp.
4.95%, 06/08/07	66,074	66,118
Hartford Life Global Funding Trusts
5.10%, 06/15/07	146,831	146,831
HBOS Treasury Services PLC
5.00%, 04/24/07(7)	146,831	146,831
K2 USA LLC
5.20%, 04/02/07(7)	51,391	51,391
Leafs LLC
5.08%, 01/22/07-02/20/07(7)	153,515	153,515
Links Finance LLC
5.04%-5.10%, 05/10/07-05/16/07(7)	161,514	161,499
Lothian Mortgages Master Issuer PLC
5.05%, 04/24/07(7)	71,358	71,358
Marshall & Ilsley Bank
4.88%, 06/15/07	80,757	80,757
Metropolitan Life Global Funding I
5.08%, 06/06/07(7)	220,246	220,246

Mortgage Interest Networking Trust
5.30%, 08/25/06(7)	18,501	18,511
Natexis Banques Populaires
5.06%, 05/15/07(7)	110,123	110,123
National City Bank of Indiana
5.17%, 05/21/07	73,415	73,421
Nationwide Building Society
5.03%-5.10%, 04/05/07-04/27/07(7)	396,443	396,456
Newcastle Ltd.
5.10%, 04/24/07(7)	51,758	51,744
Northern Rock PLC
5.08%, 05/03/07(7)	176,197	176,202
Permanent Financing PLC
5.04%, 06/12/06(7)	127,743	127,743
Pfizer Investment Capital PLC
5.04%, 02/15/07(7)	146,831	146,831
Principal Life Global Funding I
5.54%, 02/08/07	66,074	66,287
Sedna Finance Inc.
5.05%-5.17%, 09/20/06-05/25/07(7)	110,123	110,116
Skandinaviska Enskilda Bank NY
5.07%, 05/18/07(7)	146,831	146,831
Strips III LLC
5.13%, 07/24/06(7)	35,235	35,235
SunTrust Bank
4.99%, 05/01/07	146,831	146,839
Tango Finance Corp.
5.22%, 04/25/07(7)	101,313	101,303
UniCredito Italiano SpA
4.84%, 06/14/06	190,880	190,878
Union Hamilton Special Funding LLC
4.97%, 09/28/06(7)	146,831	146,831
US Bank N.A.
5.02%, 09/29/06	66,074	66,068
Wachovia Asset Securitization Inc.
5.07%, 06/25/06(7)	245,457	245,457
Wachovia Bank N.A.
5.11%, 05/22/07	293,661	293,661
Wells Fargo & Co.
5.07%, 06/15/07(7)	73,415	73,420
WhistleJacket Capital Ltd.
5.04%-5.10%, 06/22/06-06/13/07(7)	183,538	183,536
White Pine Finance LLC
5.04%-5.14%, 06/20/06-05/22/07(7)	181,923	181,317
Wind Master Trust
5.08%, 08/25/06-09/25/06(7)	49,591	49,590

		6,189,943

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,334,797)		14,334,797

TOTAL INVESTMENTS IN SECURITIES—101.46%
(Cost: $778,088,702)		839,419,879
Other Assets, Less Liabilities—(1.46)%		(12,053,187)

NET ASSETS—100.00%		$827,366,692

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	Affiliated issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG INDEX FUND

May 31, 2006

Security	Shares	Value
COMMON STOCKS—98.93%

AIRLINES—0.98%
Cathay Pacific Airways Ltd.	4,866,000	$8,028,875

		8,028,875
APPAREL—0.68%
Yue Yuen Industrial Holdings Ltd.	2,027,500	5,553,828

		5,553,828
BANKS—12.80%
Bank of East Asia Ltd.	6,163,700	23,478,567
BOC Hong Kong Holdings Ltd.	16,220,000	31,362,793
Hang Seng Bank Ltd.	3,406,200	42,788,258
Wing Hang Bank Ltd.	811,000	7,260,486

		104,890,104
CHEMICALS—0.78%
Kingboard Chemical Holdings Co. Ltd.	2,433,000	6,382,328

		6,382,328
DISTRIBUTION & WHOLESALE—6.62%
Esprit Holdings Ltd.	4,460,500	36,051,530
Li & Fung Ltd.	8,803,000	18,156,131

		54,207,661
DIVERSIFIED FINANCIAL SERVICES—4.01%
Hong Kong Exchanges & Clearing Ltd.	4,866,000	32,836,844

		32,836,844
ELECTRIC—8.67%
CLP Holdings Ltd.	7,704,700	44,196,549
Hongkong Electric Holdings Ltd.	6,082,500	26,854,391

		71,050,940
ELECTRICAL COMPONENTS & EQUIPMENT—0.60%
Johnson Electric Holdings Ltd.	6,893,500	4,887,369

		4,887,369
ENGINEERING & CONSTRUCTION—2.96%
Cheung Kong Infrastructure Holdings Ltd.	2,017,000	5,967,071
New World Development Co. Ltd.	11,354,800	18,296,251

		24,263,322
GAS—4.22%
Hong Kong & China Gas Co. Ltd.	15,409,663	34,563,285

		34,563,285
HAND & MACHINE TOOLS—0.79%
Techtronic Industries Co. Ltd.	4,460,500	6,468,576

		6,468,576
HOLDING COMPANIES-DIVERSIFIED—17.72%
Hutchison Whampoa Ltd.	9,432,800	85,845,581
Melco International Development Ltd.(1)	28,000	73,270

Swire Pacific Ltd. Class A	4,098,500	38,857,981
Wharf Holdings Ltd. (The)	5,677,000	20,343,998

		145,120,830
LODGING—1.34%
Shangri-La Asia Ltd.	5,618,000	10,971,525

		10,971,525
MEDIA—0.86%
Television Broadcasts Ltd.	1,222,000	7,041,276

		7,041,276
REAL ESTATE—24.43%
Cheung Kong Holdings Ltd.	6,538,000	70,878,339
Hang Lung Properties Ltd.	8,110,000	14,374,613
Henderson Land Development Co. Ltd.	3,244,000	16,956,816
Hopewell Holdings Ltd.	2,893,000	7,868,709
Hysan Development Co. Ltd.	2,433,000	6,225,514
Kerry Properties Ltd.	2,027,500	6,808,340
Shun Tak Holdings Ltd.	4,055,000	5,671,438
Sino Land Co. Ltd.(2)	4,866,000	7,464,345
Sun Hung Kai Properties Ltd.	6,147,000	63,826,550

		200,074,664
REITS—2.24%
Link REIT (The)(3)	9,326,500	18,334,166

		18,334,166
RETAIL—0.41%
Giordano International Ltd.	6,488,000	3,366,273

		3,366,273
SEMICONDUCTORS—0.85%
ASM Pacific Technology Ltd.	811,000	4,192,160
Solomon Systech International Ltd.	8,110,000	2,796,516

		6,988,676
TELECOMMUNICATIONS—5.54%
Foxconn International Holdings Ltd.(3)	9,210,000	24,694,235
Hutchinson Telecommunications International Ltd.(3)	6,488,000	10,579,715
PCCW Ltd.	16,240,576	10,101,163

		45,375,113
TEXTILES—0.27%
Texwinca Holdings Ltd.	3,244,000	2,237,213

		2,237,213
TRANSPORTATION—2.16%
MTR Corp. Ltd.	6,082,583	14,701,510
Orient Overseas International Ltd.	811,200	3,027,256

		17,728,766
TOTAL COMMON STOCKS

(Cost: $721,492,576)		810,371,634

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.30%

CERTIFICATES OF DEPOSIT(4)—0.04%
Credit Suisse First Boston NY
5.28%, 04/23/07	$10,755	10,755

Toronto-Dominion Bank
3.94%, 07/10/06	53,777	53,777
Washington Mutual Bank
5.04%, 06/21/06	107,554	107,554
Wells Fargo Bank N.A.
4.78%-5.02%, 06/12/06-12/05/06	118,309	118,309

		290,395
COMMERCIAL PAPER(4)—0.33%
Amstel Funding Corp.
5.01%-5.02%, 06/12/06-06/15/06	102,176	101,992
Aspen Funding Corp.
5.01%, 06/19/06	80,665	80,463
Atlantis One Funding Corp.
4.98%-5.01%, 06/12/06-06/29/06	134,442	134,173
Barton Capital Corp.
4.96%-5.01%, 06/23/06-06/27/06	134,442	134,017
Bryant Park Funding LLC
5.02%, 06/20/06	86,043	85,815
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	80,665	80,398
Cancara Asset Securitisation Ltd.
4.98%-5.01%, 06/02/06-06/08/06	109,365	109,308
CC USA Inc.
5.03%, 10/24/06	21,511	21,075
Chariot Funding LLC
4.99%-5.01%, 06/06/06-06/12/06	125,343	125,197
Charta LLC
4.96%, 06/21/06-06/23/06	91,421	91,151
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	96,798	96,496
Curzon Funding LLC
5.01%, 06/15/06	26,888	26,836
Fairway Finance Corp.
5.01%, 06/12/06-06/19/06	45,186	45,097
Falcon Asset Securitization Corp.
5.01%, 06/09/06	53,777	53,717
Gemini Securitization Corp.
4.96%-5.01%, 06/21/06-06/28/06	121,248	120,880
General Electric Capital Corp.
4.96%, 06/29/06	69,910	69,641
General Electric Co.
5.00%, 06/30/06	48,399	48,204
Giro Funding Corp.
5.02%, 06/27/06	53,777	53,582
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06	36,568	35,837
Household Finance Corp.
5.04%, 06/06/06	86,043	85,983
Jupiter Securitization Corp.
4.97%-5.01%, 06/02/06-06/19/06	249,603	249,255
KKR Atlantic Funding Trust
5.06%, 06/22/06	53,777	53,618
KKR Pacific Funding Trust
5.06%, 06/21/06-06/26/06	166,682	166,138
Lexington Parker Capital
5.02%, 06/19/06	54,240	54,104
Mont Blanc Capital Corp.
5.01%, 06/21/06	80,538	80,314
Park Granada LLC
4.96%, 06/19/06	50,013	49,888
Park Sienna LLC
4.96%-5.02%, 06/20/06-06/23/06	75,288	75,069
Scaldis Capital LLC
5.01%, 06/07/06	107,554	107,464

Sydney Capital Corp.
5.01%, 06/07/06	36,665	36,634
Thunder Bay Funding Inc.
4.97%, 06/15/06	32,483	32,421
Tulip Funding Corp.
5.00%, 06/01/06	53,777	53,777
Variable Funding Capital Corp.
4.95%-4.98%, 06/02/06-06/29/06	112,932	112,637

		2,671,181
MEDIUM-TERM NOTES(4)—0.05%
Bank of America N.A.
5.28%, 04/20/07	26,888	26,888
K2 USA LLC
3.94%, 07/07/06	64,532	64,532
Marshall & Ilsley Bank
5.18%, 12/15/06	107,554	107,754
Sigma Finance Inc.
5.13%, 03/30/07	37,644	37,644
Toronto-Dominion Bank
3.81%, 06/20/06	134,442	134,443
US Bank N.A.
2.85%, 11/15/06	21,511	21,330

		392,591
MONEY MARKET FUNDS—0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.00%(5)(6)	274,287	274,287

		274,287
REPURCHASE AGREEMENTS(4)—0.26%
Bank of America N.A. Repurchase Agreement, 5.03%, due 6/1/06, maturity value $268,923 (collateralized by U.S. Government obligations, value $301,946, 5.00% to 5.50%, 2/1/34 to 7/1/34).	$268,885	268,885
Banc of America Securities LLC Repurchase Agreement, 5.11%, due 6/1/06, maturity value $376,491 (collateralized by non-U.S. Government debt securities, value $384,295, 2.88% to 9.46%, 8/1/06 to 11/15/33).	376,438	376,438
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.12%, due 6/1/06, maturity value $161,354 (collateralized by non-U.S. Government debt securities, value $177,620, 0.47% to 7.40%, 2/25/31 to 11/10/42).	161,331	161,331
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $268,923 (collateralized by non-U.S. Government debt securities, value $282,570, 4.38% to 5.79%, 5/25/34 to 4/25/36).	268,885	268,885
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $53,785 (collateralized by non-U.S. Government debt securities, value $61,638, 0.00% to 10.00%, 6/1/06 to 5/31/36).	53,777	53,777
Goldman Sachs Group Inc. Repurchase Agreement, 5.04%, due 6/1/06, maturity value $268,923 (collateralized by U.S. Government obligations, value $274,496, 4.50% to 7.50%, 12/1/19 to 12/1/35).	268,885	268,885
Goldman Sachs Group Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $107,569 (collateralized by non-U.S. Government debt securities, value $109,799, 0.00% to 10.00%, 6/1/06 to 5/31/36).	107,554	107,554

Goldman Sachs Group Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $161,354 (collateralized by non-U.S. Government debt securities, value $169,542, 0.00% to 10.00%, 6/1/06 to 5/31/36).	161,331	161,331
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.12%, due 6/1/06, maturity value $215,139 (collateralized by non-U.S. Government debt securities, value $221,750, 4.00% to 8.25%, 11/16/06 to 12/1/25).	215,108	215,108
Morgan Stanley Repurchase Agreement, 5.11%, due 6/1/06, maturity value $107,569 (collateralized by non-U.S. Government debt securities, value $112,875, 4.38% to 5.77%, 6/26/06 to 6/25/36).	107,554	107,554
Morgan Stanley Repurchase Agreement, 5.21%, due 6/1/06, maturity value $37,649 (collateralized by non-U.S. Government debt securities, value $47,428, 0.00% to 10.00%, 6/1/06 to 5/31/36).	37,644	37,644
Morgan Stanley Repurchase Agreement, 5.26%, due 6/4/07, maturity value $79,349 (collateralized by non-U.S. Government debt securities, value $89,827, 0.00% to 10.00%, 6/1/06 to 5/31/36).(7)	75,288	75,288

		2,102,680
TIME DEPOSITS(4)—0.04%
Societe Generale
5.08%, 06/01/06	161,331	161,331
SunTrust Bank
5.00%, 06/01/06	203,077	203,077

		364,408
VARIABLE & FLOATING RATE NOTES(4)—0.55%
Allstate Life Global Funding II
5.03%-5.14%, 05/04/07-06/15/07(8)	275,338	275,378
American Express Bank
5.04%, 07/19/06	26,888	26,888
American Express Centurion Bank
5.05%, 06/29/06	43,022	43,022
American Express Credit Corp.
5.16%, 03/05/07	32,266	32,286
Australia & New Zealand Banking Group Ltd.
5.06%, 06/22/07(8)	69,910	69,910
Beta Finance Inc.
5.16%, 06/27/07(8)	48,399	48,420
BMW US Capital LLC
5.08%, 05/16/07(8)	107,554	107,554
BNP Paribas
5.14%, 05/18/07(8)	198,975	198,975
Carlyle Loan Investment Ltd.
5.13%, 04/13/07-05/15/07(8)	19,360	19,359
Commodore CDO Ltd.
4.97%, 12/12/06(8)	26,888	26,888
Cullinan Finance Corp.
5.36%, 04/25/07(8)	26,888	26,888
DEPFA Bank PLC
4.92%, 03/15/07	107,554	107,554
Dorada Finance Inc.
3.93%-5.16%, 07/07/06-06/27/07(8)	92,496	92,522
Eli Lilly Services Inc.
4.80%, 06/01/07(8)	107,554	107,554
Fifth Third Bancorp.
5.06%, 01/23/07(8)	215,108	215,108
First Tennessee Bank N.A.
5.21%, 08/25/06	32,266	32,267

General Electric Capital Corp.
4.95%, 06/08/07	48,399	48,432
Hartford Life Global Funding Trusts
5.10%, 06/15/07	107,554	107,554
HBOS Treasury Services PLC
5.00%, 04/24/07(8)	107,554	107,554
K2 USA LLC
5.20%, 04/02/07(8)	37,644	37,644
Leafs LLC
5.08%, 01/22/07-02/20/07(8)	112,450	112,450
Links Finance LLC
5.04%-5.10%, 05/10/07-05/16/07(8)	118,309	118,298
Lothian Mortgages Master Issuer PLC
5.05%, 04/24/07(8)	52,270	52,270
Marshall & Ilsley Bank
4.88%, 06/15/07	59,155	59,155
Metropolitan Life Global Funding I
5.08%, 06/06/07(8)	161,331	161,331
Mortgage Interest Networking Trust
5.30%, 08/25/06(8)	13,552	13,559
Natexis Banques Populaires
5.06%, 05/15/07(8)	80,665	80,665
National City Bank of Indiana
5.17%, 05/21/07	53,777	53,781
Nationwide Building Society
5.03%-5.10%, 04/05/07-04/27/07(8)	290,395	290,405
Newcastle Ltd.
5.10%, 04/24/07(8)	37,913	37,903
Northern Rock PLC
5.08%, 05/03/07(8)	129,065	129,068
Permanent Financing PLC
5.04%, 06/12/06(8)	93,572	93,571
Pfizer Investment Capital PLC
5.04%, 02/15/07(8)	107,554	107,554
Principal Life Global Funding I
5.54%, 02/08/07	48,399	48,556
Sedna Finance Inc.
5.05%-5.17%, 09/20/06-05/25/07(8)	80,665	80,660
Skandinaviska Enskilda Bank NY
5.07%, 05/18/07(8)	107,554	107,554
Strips III LLC
5.13%, 07/24/06(8)	25,809	25,809
SunTrust Bank
4.99%, 05/01/07	107,554	107,560
Tango Finance Corp.
5.22%, 04/25/07(8)	74,212	74,205
UniCredito Italiano SpA
4.84%, 06/14/06	139,820	139,818
Union Hamilton Special Funding LLC
4.97%, 09/28/06(8)	107,554	107,554
US Bank N.A.
5.02%, 09/29/06	48,399	48,395
Wachovia Asset Securitization Inc.
5.07%, 06/25/06(8)	179,798	179,798
Wachovia Bank N.A.
5.11%, 05/22/07	215,108	215,108
Wells Fargo & Co.
5.07%, 06/15/07(8)	53,777	53,781
WhistleJacket Capital Ltd.
5.04%-5.10%, 06/22/06-06/13/07(8)	134,442	134,440
White Pine Finance LLC
5.04%-5.14%, 06/20/06-05/22/07(8)	133,259	132,815
Wind Master Trust
5.08%, 08/25/06-09/25/06(8)	36,325	36,325

		4,534,145

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,629,687)	10,629,687

TOTAL INVESTMENTS IN SECURITIES—100.23%
(Cost: $732,122,263)	821,001,321
Other Assets, Less Liabilities—(0.23)%	(1,900,420)

NET ASSETS—100.00%	$819,100,901

(1)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	Non-income earning security.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY INDEX FUND

May 31, 2006

Security	Shares	Value
COMMON STOCKS—93.21%

AEROSPACE & DEFENSE—2.00%
Finmeccanica SpA	83,226	$1,919,917

		1,919,917
APPAREL—0.37%
Benetton Group SpA	23,782	355,565

		355,565
AUTO MANUFACTURERS—1.67%
Fiat SpA(1)(2)	118,558	1,598,959

		1,598,959
AUTO PARTS & EQUIPMENT—0.72%
Pirelli SpA	723,250	693,947

		693,947
BANKS—34.58%
Banca Intesa SpA	682,638	3,961,009
Banca Monte dei Paschi di Siena SpA	287,100	1,680,649
Banca Popolare di Milano Scrl	115,038	1,443,621
Banca Popolare di Verona e Novara Scrl	114,180	3,137,025
Banche Popolari Unite Scrl	118,587	2,964,129
Capitalia SpA	396,616	3,293,487
Sanpaolo IMI SpA	252,274	4,526,746
UniCredito Italiano SpA	1,592,778	12,172,770

		33,179,436
BUILDING MATERIALS—0.89%
Italcementi SpA	35,244	857,851

		857,851
COMMERCIAL SERVICES—3.07%
Autostrade SpA	101,134	2,943,570

		2,943,570
DIVERSIFIED FINANCIAL SERVICES—3.42%
Banca Fideuram SpA	91,344	500,985
Mediobanca SpA	137,742	2,782,994

		3,283,979
ELECTRIC—9.81%
Enel SpA	915,992	8,182,877
Terna SpA	452,826	1,228,698

		9,411,575
ENTERTAINMENT—0.45%
Lottomatica SpA	11,660	433,575

		433,575
HEALTH CARE-PRODUCTS—1.33%
Luxottica Group SpA	46,772	1,274,819

		1,274,819

INSURANCE—6.02%
Assicurazioni Generali SpA	123,332	4,497,367
Fondiaria-Sai SpA	20,482	802,134
Mediolanum SpA	67,848	480,182

		5,779,683
MEDIA—3.56%
Arnoldo Mondadori Editore SpA	43,670	397,411
Gruppo Editoriale L’Espresso SpA	33,374	168,254
Mediaset SpA	208,934	2,428,706
Seat Pagine Gialle SpA	946,510	415,785

		3,410,156
OIL & GAS—17.32%
ENI SpA	550,616	16,613,038

		16,613,038
RETAIL—1.11%
Autogrill SpA	41,646	653,140
Bulgari SpA(2)	36,124	409,475

		1,062,615
TELECOMMUNICATIONS—6.89%
Telecom Italia SpA	2,306,898	6,474,363
Tiscali SpA(1)(2)	42,614	140,260

		6,614,623

TOTAL COMMON STOCKS
(Cost: $73,152,942)		89,433,308

Security	Shares	Value
PREFERRED STOCKS—5.44%

BANKS—0.55%
Banca Intesa SpA RNC	98,890	526,495

		526,495
INSURANCE—1.53%
Unipol SpA	517,418	1,465,437

		1,465,437
TELECOMMUNICATIONS—3.36%
Telecom Italia SpA RNC	1,261,766	3,226,765

		3,226,765

TOTAL PREFERRED STOCKS
(Cost: $4,390,935)		5,218,697

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.62%

CERTIFICATES OF DEPOSIT(3)—0.05%
Credit Suisse First Boston NY
5.28%, 04/23/07	$1,596	1,596
Toronto-Dominion Bank
3.94%, 07/10/06	7,988	7,988
Washington Mutual Bank
5.04%, 06/21/06	15,976	15,976

Wells Fargo Bank N.A.
4.78%-5.02%, 06/12/06-12/05/06	17,574	17,574

		43,134
COMMERCIAL PAPER(3)—0.41%
Amstel Funding Corp.
5.01%-5.02%, 06/12/06-06/15/06	15,177	15,150
Aspen Funding Corp.
5.01%, 06/19/06	11,982	11,952
Atlantis One Funding Corp.
4.98%-5.01%, 06/12/06-06/29/06	19,970	19,931
Barton Capital Corp.
4.96%-5.01%, 06/23/06-06/27/06	19,970	19,907
Bryant Park Funding LLC
5.02%, 06/20/06	12,781	12,747
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	11,982	11,942
Cancara Asset Securitisation Ltd.
4.98%-5.01%, 06/02/06-06/08/06	16,245	16,237
CC USA Inc.
5.03%, 10/24/06	3,195	3,131
Chariot Funding LLC
4.99%-5.01%, 06/06/06-06/12/06	18,619	18,597
Charta LLC
4.96%, 06/21/06-06/23/06	13,580	13,540
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	14,379	14,334
Curzon Funding LLC
5.01%, 06/15/06	3,994	3,986
Fairway Finance Corp.
5.01%, 06/12/06-06/19/06	6,712	6,699
Falcon Asset Securitization Corp.
5.01%, 06/09/06	7,988	7,979
Gemini Securitization Corp.
4.96%-5.01%, 06/21/06-06/28/06	18,010	17,956
General Electric Capital Corp.
4.96%, 06/29/06	10,385	10,345
General Electric Co.
5.00%, 06/30/06	7,189	7,160
Giro Funding Corp.
5.02%, 06/27/06	7,988	7,959
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06	5,432	5,323
Household Finance Corp.
5.04%, 06/06/06	12,781	12,772
Jupiter Securitization Corp.
4.97%-5.01%, 06/02/06-06/19/06	37,077	37,026
KKR Atlantic Funding Trust
5.06%, 06/22/06	7,988	7,965
KKR Pacific Funding Trust
5.06%, 06/21/06-06/26/06	24,759	24,678
Lexington Parker Capital
5.02%, 06/19/06	8,057	8,037
Mont Blanc Capital Corp.
5.01%, 06/21/06	11,963	11,930
Park Granada LLC
4.96%, 06/19/06	7,429	7,411
Park Sienna LLC
4.96%-5.02%, 06/20/06-06/23/06	11,183	11,151
Scaldis Capital LLC
5.01%, 06/07/06	15,976	15,963
Sydney Capital Corp.
5.01%, 06/07/06	5,446	5,442
Thunder Bay Funding Inc.
4.97%, 06/15/06	4,825	4,816

Tulip Funding Corp.
5.00%, 06/01/06	7,988	7,988
Variable Funding Capital Corp.
4.95%-4.98%, 06/02/06-06/29/06	16,775	16,731

		396,785
MEDIUM-TERM NOTES(3)—0.06%
Bank of America N.A.
5.28%, 04/20/07	3,994	3,994
K2 USA LLC
3.94%, 07/07/06	9,586	9,586
Marshall & Ilsley Bank
5.18%, 12/15/06	15,976	16,006
Sigma Finance Inc.
5.13%, 03/30/07	5,592	5,592
Toronto-Dominion Bank
3.81%, 06/20/06	19,970	19,970
US Bank N.A.
2.85%, 11/15/06	3,195	3,168

		58,316
MONEY MARKET FUNDS—0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.00%(4)(5)	11,492	11,492

		11,492
REPURCHASE AGREEMENTS(3)—0.33%
Bank of America N.A. Repurchase Agreement, 5.03%, due 6/1/06, maturity value $39,947 (collateralized by U.S. Government obligations, value $44,852, 5.00% to 5.50%, 2/1/34 to 7/1/34).	$39,941	39,941
Banc of America Securities LLC Repurchase Agreement, 5.11%, due 6/1/06, maturity value $55,925 (collateralized by non-U.S. Government debt securities, value $57,084, 2.88% to 9.46%, 8/1/06 to 11/15/33).	55,917	55,917
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.12%, due 6/1/06, maturity value $23,967 (collateralized by non-U.S. Government debt securities, value $26,384, 0.47% to 7.40%, 2/25/31 to 11/10/42).	23,964	23,964
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $39,947 (collateralized by non-U.S. Government debt securities, value $41,974, 4.38% to 5.79%, 5/25/34 to 4/25/36).	39,941	39,941
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $7,989 (collateralized by non-U.S. Government debt securities, value $9,156, 0.00% to 10.00%, 6/1/06 to 5/31/36).	7,988	7,988
Goldman Sachs Group Inc. Repurchase Agreement, 5.04%, due 6/1/06, maturity value $39,947 (collateralized by U.S. Government obligations, value $40,774, 4.50% to 7.50%, 12/1/19 to 12/1/35).	39,941	39,941
Goldman Sachs Group Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $15,978 (collateralized by non-U.S. Government debt securities, value $16,310, 0.00% to 10.00%, 6/1/06 to 5/31/36).	15,976	15,976
Goldman Sachs Group Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $23,967 (collateralized by non-U.S. Government debt securities, value $25,184, 0.00% to 10.00%, 6/1/06 to 5/31/36).	23,964	23,964

Merrill Lynch & Co. Inc. Repurchase Agreement, 5.12%, due 6/1/06, maturity value $31,958 (collateralized by non-U.S. Government debt securities, value $32,939, 4.00% to 8.25%, 11/16/06 to 12/1/25).	31,953	31,953
Morgan Stanley Repurchase Agreement, 5.11%, due 6/1/06, maturity value $15,978 (collateralized by non-U.S. Government debt securities, value $16,767, 4.38% to 5.77%, 6/26/06 to 6/25/36).	15,976	15,976
Morgan Stanley Repurchase Agreement, 5.21%, due 6/1/06, maturity value $5,593 (collateralized by non-U.S. Government debt securities, value $7,045, 0.00% to 10.00%, 6/1/06 to 5/31/36).	5,592	5,592
Morgan Stanley Repurchase Agreement, 5.26%, due 6/4/07, maturity value $11,786 (collateralized by non-U.S. Government debt securities, value $13,343, 0.00% to 10.00%, 6/1/06 to 5/31/36).(6)	11,183	11,183

		312,336
TIME DEPOSITS(3)—0.06%
Societe Generale
5.08%, 06/01/06	23,964	23,964
SunTrust Bank
5.00%, 06/01/06	30,165	30,165

		54,129
VARIABLE & FLOATING RATE NOTES(3)—0.70%
Allstate Life Global Funding II
5.03%-5.14%, 05/04/07-06/15/07(7)	40,899	40,905
American Express Bank
5.04%, 07/19/06	3,994	3,994
American Express Centurion Bank
5.05%, 06/29/06	6,391	6,391
American Express Credit Corp.
5.16%, 03/05/07	4,793	4,796
Australia & New Zealand Banking Group Ltd.
5.06%, 06/22/07(7)	10,385	10,385
Beta Finance Inc.
5.16%, 06/27/07(7)	7,189	7,192
BMW US Capital LLC
5.08%, 05/16/07(7)	15,976	15,976
BNP Paribas
5.14%, 05/18/07(7)	29,556	29,556
Carlyle Loan Investment Ltd.
5.13%, 04/13/07-05/15/07(7)	2,876	2,876
Commodore CDO Ltd.
4.97%, 12/12/06(7)	3,994	3,994
Cullinan Finance Corp.
5.36%, 04/25/07(7)	3,994	3,994
DEPFA Bank PLC
4.92%, 03/15/07	15,976	15,976
Dorada Finance Inc.
3.93%-5.16%, 07/07/06-06/27/07(7)	13,740	13,744
Eli Lilly Services Inc.
4.80%, 06/01/07(7)	15,976	15,976
Fifth Third Bancorp.
5.06%, 01/23/07(7)	31,953	31,953
First Tennessee Bank N.A.
5.21%, 08/25/06	4,793	4,793
General Electric Capital Corp.
4.95%, 06/08/07	7,189	7,194
Hartford Life Global Funding Trusts
5.10%, 06/15/07	15,976	15,976
HBOS Treasury Services PLC
5.00%, 04/24/07(7)	15,976	15,976

K2 USA LLC
5.20%, 04/02/07(7)	5,592	5,592
Leafs LLC
5.08%, 01/22/07-02/20/07(7)	16,704	16,704
Links Finance LLC
5.04%-5.10%, 05/10/07-05/16/07(7)	17,574	17,573
Lothian Mortgages Master Issuer PLC
5.05%, 04/24/07(7)	7,764	7,764
Marshall & Ilsley Bank
4.88%, 06/15/07	8,787	8,787
Metropolitan Life Global Funding I
5.08%, 06/06/07(7)	23,964	23,964
Mortgage Interest Networking Trust
5.30%, 08/25/06(7)	2,013	2,014
Natexis Banques Populaires
5.06%, 05/15/07(7)	11,982	11,982
National City Bank of Indiana
5.17%, 05/21/07	7,988	7,989
Nationwide Building Society
5.03%-5.10%, 04/05/07-04/27/07(7)	43,136	43,137
Newcastle Ltd.
5.10%, 04/24/07(7)	5,632	5,630
Northern Rock PLC
5.08%, 05/03/07(7)	19,172	19,172
Permanent Financing PLC
5.04%, 06/12/06(7)	13,899	13,899
Pfizer Investment Capital PLC
5.04%, 02/15/07(7)	15,976	15,976
Principal Life Global Funding I
5.54%, 02/08/07	7,189	7,213
Sedna Finance Inc.
5.05%-5.17%, 09/20/06-05/25/07(7)	11,982	11,982
Skandinaviska Enskilda Bank NY
5.07%, 05/18/07(7)	15,976	15,976
Strips III LLC
5.13%, 07/24/06(7)	3,834	3,834
SunTrust Bank
4.99%, 05/01/07	15,976	15,977
Tango Finance Corp.
5.22%, 04/25/07(7)	11,024	11,023
UniCredito Italiano SpA
4.84%, 06/14/06	20,769	20,769
Union Hamilton Special Funding LLC
4.97%, 09/28/06(7)	15,976	15,976
US Bank N.A.
5.02%, 09/29/06	7,189	7,189
Wachovia Asset Securitization Inc.
5.07%, 06/25/06(7)	26,708	26,708
Wachovia Bank N.A.
5.11%, 05/22/07	31,953	31,953
Wells Fargo & Co.
5.07%, 06/15/07(7)	7,988	7,989
WhistleJacket Capital Ltd.
5.04%-5.10%, 06/22/06-06/13/07(7)	19,970	19,970
White Pine Finance LLC
5.04%-5.14%, 06/20/06-05/22/07(7)	19,795	19,729
Wind Master Trust
5.08%, 08/25/06-09/25/06(7)	5,396	5,396

		673,514

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,549,706)		1,549,706

TOTAL INVESTMENTS IN SECURITIES—100.27%
(Cost: $79,093,583)	96,201,711
Other Assets, Less Liabilities—(0.27)%	(257,159)

NET ASSETS—100.00%	$95,944,552

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	Affiliated issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2006

Security	Shares	Value
COMMON STOCKS—99.49%

ADVERTISING—0.31%
Asatsu-DK Inc.	169,200	$5,780,359
Dentsu Inc.	8,460	24,600,482
Hakuhodo DY Holdings Inc.	169,200	13,356,703

		43,737,544
AGRICULTURE—0.60%
Japan Tobacco Inc.	23,688	84,728,285

		84,728,285
AIRLINES—0.15%
All Nippon Airways Co. Ltd.	3,384,000	12,556,810
Japan Airlines System Corp.(1)(2)	3,384,000	8,995,023

		21,551,833
APPAREL—0.22%
Asics Corp.	461,000	4,979,672
Gunze Ltd.	1,692,000	10,081,669
Onward Kashiyama Co. Ltd.	1,105,000	16,213,763

		31,275,104
AUTO MANUFACTURERS—8.27%
Hino Motors Ltd.	1,692,000	9,855,285
Honda Motor Co. Ltd.	3,891,600	254,094,300
Nissan Motors Co. Ltd.	11,336,400	136,510,035
Toyota Motor Corp.	14,382,000	760,728,392

		1,161,188,012
AUTO PARTS & EQUIPMENT—1.82%
Aisin Seiki Co. Ltd.	1,015,200	34,682,151
Bridgestone Corp.	3,214,800	65,666,684
Denso Corp.	2,707,200	93,934,600
JTEKT Corp.	507,600	10,051,485
NGK Spark Plug Co. Ltd.	629,000	12,511,551
NHK Spring Co. Ltd.	406,000	4,693,390
NOK Corp.	507,600	15,484,721
Sumitomo Rubber Industries Inc.	507,600	6,365,941
Tokai Rika Co. Ltd.	169,200	4,278,673
Toyoda Gosei Co. Ltd.	338,400	7,983,837

		255,653,033
BANKS—12.55%
Bank of Fukuoka Ltd.	3,384,000	24,660,851
Bank of Kyoto Ltd. (The)	433,000	4,464,794
Bank of Yokohama Ltd. (The)	6,768,000	47,993,578
Chiba Bank Ltd. (The)	3,384,000	30,456,302
Gunma Bank Ltd.	1,692,000	12,647,364
Hokuhoku Financial Group Inc.	5,076,000	21,234,894
Joyo Bank Ltd.	3,384,000	19,921,863
Mitsubishi UFJ Financial Group	43,553	594,381,321
Mitsubishi UFJ Securities Co. Ltd.	1,692,000	23,710,035
Mitsui Trust Holdings Inc.	2,809,000	33,599,759
Mizuho Financial Group Inc.	48,052	388,753,581
Nishi-Nippon City Bank Ltd. (The)	3,384,000	15,696,013
Resona Holdings Inc.	23,688	71,205,566

Sapporo Hokuyo Holdings Inc.	1,128	13,381,857
77 Bank Ltd. (The)	1,692,000	12,526,626
Shinsei Bank Ltd.	5,076,000	33,731,335
Shizuoka Bank Ltd. (The)	3,384,000	35,527,321
Sumitomo Mitsui Financial Group Inc.	29,781	302,830,613
Sumitomo Trust & Banking Co. Ltd. (The)	6,768,000	64,655,499
Suruga Bank Ltd. (The)	776,000	10,860,262

		1,762,239,434
BEVERAGES—0.87%
Asahi Breweries Ltd.	1,692,000	24,902,328
Coca-Cola West Japan Co. Ltd.	338,400	7,908,375
Ito En Ltd.	338,400	11,017,393
Kirin Brewery Co. Ltd.	4,366,000	69,553,795
Sapporo Breweries Ltd.(2)	1,692,000	8,285,684

		121,667,575
BUILDING MATERIALS—1.38%
Asahi Glass Co. Ltd.	5,076,000	67,326,840
Daikin Industries Ltd.	1,184,400	38,772,170
JS Group Corp.	1,522,800	32,056,088
Matsushita Electric Works Ltd.	1,692,000	19,574,739
Nippon Sheet Glass Co. Ltd.(2)	1,692,000	8,829,008
Sumitomo Osaka Cement Co. Ltd.	1,692,000	5,584,158
Taiheiyo Cement Corp.	5,076,000	21,234,894

		193,377,897
CHEMICALS—4.06%
Asahi Kasei Corp.	6,768,000	43,405,512
Daicel Chemical Industries Ltd.	1,692,000	13,100,134
Dainippon Ink & Chemical Inc.	3,384,000	12,919,026
Denki Kagaku Kogyo Kabushiki Kaisha	3,384,000	15,152,689
Hitachi Chemical Co. Ltd.	338,400	9,145,946
JSR Corp.	1,015,200	26,668,130
Kaneka Corp.	1,692,000	16,390,259
Mitsubishi Chemical Holdings Corp.	5,475,000	36,187,450
Mitsubishi Gas Chemical Co. Inc.	1,692,000	20,706,663
Mitsui Chemicals Inc.	3,384,000	23,876,050
Nippon Kayaku Co. Ltd.	1,692,000	14,443,351
Nissan Chemical Industries Ltd.	1,103,000	15,151,369
Nitto Denko Corp.	846,000	64,896,976
Shin-Etsu Chemical Co. Ltd.	2,030,400	113,554,616
Showa Denko K.K.	5,076,000	21,597,110
Sumitomo Chemical Co. Ltd.	6,768,000	58,135,616
Taiyo Nippon Sanso Corp.	1,692,000	13,628,365
Tokuyama Corp.	908,000	13,663,331
Tosoh Corp.	3,384,000	14,548,997
Ube Industries Ltd.	5,076,000	15,575,274
Zeon Corp.	566,000	7,618,357

		570,365,221
COMMERCIAL SERVICES—1.06%
Benesse Corp.	338,400	12,375,702
Dai Nippon Printing Co. Ltd.	3,384,000	55,781,215
Goodwill Group Inc. (The)	5,076	4,097,565
Kamigumi Co. Ltd.	1,692,000	13,734,012
KK DaVinci Advisors(1)	5,076	5,387,958
Park24 Co. Ltd.	169,200	5,689,805
TIS Inc.	338,400	8,889,376
Toppan Printing Co. Ltd.	3,384,000	42,409,420

		148,365,053
COMPUTER SYSTEMS—0.04%
Fuji Soft ABC Inc.	169,200	5,478,512

		5,478,512
COMPUTERS—1.26%
CSK Corp.	338,400	15,877,120

Fujitsu Ltd.	10,152,000	74,706,984
Itochu Techno-Science Corp.	169,200	7,787,637
Meitec Corp.	169,200	5,342,681
Net One Systems Co. Ltd.	3,384	6,761,359
Obic Co. Ltd.	16,920	3,480,289
Otsuka Corp.	62,000	7,515,654
TDK Corp.	676,800	54,875,675

		176,347,399
COSMETICS & PERSONAL CARE—0.75%
Aderans Co. Ltd.	169,200	4,693,711
Kao Corp.	2,622,000	65,368,745
Shiseido Co. Ltd.	1,692,000	30,184,640
Uni-Charm Corp.	88,300	4,906,868

		105,153,964
DISTRIBUTION & WHOLESALE—3.28%
Canon Marketing Japan Inc.	169,200	3,591,972
Hitachi High-Technologies Corp.	169,200	4,859,727
Itochu Corp.	8,460,000	71,537,597
Marubeni Corp.	6,772,000	36,665,810
Mitsubishi Corp.	6,429,600	135,634,680
Mitsui & Co. Ltd.	8,087,000	114,044,661
Sojitz Corp.(1)(2)	1,692,000	7,515,975
Sumitomo Corp.	5,076,000	65,877,977
Toyota Tsusho Corp.	846,000	20,374,632

		460,103,031
DIVERSIFIED FINANCIAL SERVICES—4.34%
ACOM Co. Ltd.	389,160	23,048,992
Aeon Credit Service Co. Ltd.	507,870	13,431,759
AIFUL Corp.	338,400	18,684,292
Credit Saison Co. Ltd.	846,000	42,409,420
Daiwa Securities Group Inc.	6,768,000	83,188,868
Nikko Cordial Corp.	4,230,000	61,689,858
Nomura Holdings Inc.	8,969,200	174,407,778
ORIX Corp.	423,000	120,927,214
Promise Co. Ltd.	423,000	25,355,098
SFCG Co. Ltd.	16,920	3,697,618
Shinko Securities Co. Ltd.	1,692,000	8,104,576
Takefuji Corp.	558,360	34,913,064

		609,858,537
ELECTRIC—3.40%
Chubu Electric Power Co. Inc.	3,384,000	93,270,538
Electric Power Development Co. Ltd.	846,000	31,165,641
Kansai Electric Power Co. Inc. (The)	3,892,400	92,874,588
Kyushu Electric Power Co. Inc.	2,030,400	47,269,147
Tohoku Electric Power Co. Inc.	2,199,600	51,012,042
Tokyo Electric Power Co. Inc. (The)	5,922,000	162,695,210

		478,287,166
ELECTRICAL COMPONENTS & EQUIPMENT—3.82%
Casio Computer Co. Ltd.(2)	1,353,600	23,073,139
Fujikura Ltd.	1,692,000	18,865,400
Furukawa Electric Co. Ltd.	3,384,000	21,400,910
Hitachi Cable Ltd.	1,692,000	7,908,375
Hitachi Ltd.	16,920,000	114,248,863
Mitsubishi Electric Corp.	10,152,000	82,313,514
SANYO Electric Co. Ltd.	6,768,000	16,299,706
Sharp Corp.	5,076,000	84,215,145
Stanley Electric Co. Ltd.	678,000	14,665,507
Sumitomo Electric Industries Ltd.	3,384,000	48,295,423
Toshiba Corp.	15,228,000	101,873,160
Ushio Inc.	169,200	3,591,972

		536,751,114

ELECTRONICS—4.33%
Advantest Corp.	338,400	34,289,751
Alps Electric Co. Ltd.	846,000	11,047,578
Dainippon Screen Manufacturing Co. Ltd.	815,000	7,952,993
Fanuc Ltd.	846,000	74,933,369
Hirose Electric Co. Ltd.	169,200	21,748,034
IBIDEN Co. Ltd.	676,800	33,806,797
Keyence Corp.	185,692	47,387,817
Kyocera Corp.	846,000	69,952,903
Mabuchi Motor Co. Ltd.	169,200	9,976,025
Minebea Co. Ltd.	1,692,000	9,991,115
Murata Manufacturing Co. Ltd.	1,015,200	65,379,930
NEC Corp.	10,152,000	60,490,018
NGK Insulators Ltd.	1,692,000	20,072,786
Nippon Electric Glass Co. Ltd.	1,259,000	27,513,603
Omron Corp.	1,184,400	32,222,103
Secom Co. Ltd.	848,000	42,660,958
Tokyo Seimitsu Co. Ltd.	169,200	9,281,777
Yaskawa Electric Corp.(2)	1,142,000	12,376,505
Yokogawa Electric Corp.	1,184,800	17,014,789

		608,098,851
ENGINEERING & CONSTRUCTION—1.00%
Chiyoda Corp.	609,000	11,869,280
JGC Corp.	1,202,000	17,776,434
Kajima Corp.	5,076,000	24,857,051
Nishimatsu Construction Co. Ltd.(2)	1,692,000	6,716,083
Obayashi Corp.	3,384,000	23,906,235
Okumura Corp.(2)	1,692,000	9,417,607
Shimizu Corp.	3,384,000	19,499,278
Taisei Corp.	5,076,000	19,242,708
Toda Corp.	1,692,000	7,802,729

		141,087,405
ENTERTAINMENT—0.23%
Oriental Land Co. Ltd.	338,400	19,770,939
Toho Co. Ltd.	678,000	12,040,835

		31,811,774
ENVIRONMENTAL CONTROL—0.05%
Kurita Water Industries Ltd.	338,400	7,108,483

		7,108,483
FOOD—1.03%
Ajinomoto Co. Inc.	3,384,000	40,085,202
Ariake Japan Co. Ltd.(2)	30	716
Katokichi Co. Ltd.	1,033,200	9,179,085
Kikkoman Corp.	1,692,000	21,521,648
Meiji Dairies Corp.	1,692,000	11,847,471
Meiji Seika Kaisha Ltd.	1,692,000	8,240,407
Nichirei Corp.	1,692,000	9,191,222
Nippon Meat Packers Inc.	1,118,000	14,090,929
Nisshin Seifun Group Inc.	848,000	9,175,132
Nissin Food Products Co. Ltd.	507,600	17,793,846
Yakult Honsha Co. Ltd.	169,200	4,090,019

		145,215,677
FOREST PRODUCTS & PAPER—0.28%
Nippon Paper Group Inc.	5,076	20,963,233
OJI Paper Co. Ltd.	3,384,000	18,925,769

		39,889,002
GAS—0.71%
Osaka Gas Co. Ltd.	11,844,000	41,413,326
Tokyo Gas Co. Ltd.	11,844,000	58,950,602

		100,363,928
HAND & MACHINE TOOLS—1.03%
Fuji Electric Holdings Co. Ltd.	3,384,000	17,959,860

Makita Corp.	338,400	10,474,070
Nidec Corp.	556,400	41,837,944
OSG Corp.	338,400	6,353,867
SMC Corp.	338,400	47,057,854
THK Co. Ltd.	676,800	20,646,294

		144,329,889
HEALTH CARE-PRODUCTS—0.86%
Hoya Corp.	2,232,600	85,233,503
Terumo Corp.	1,015,200	36,131,014

		121,364,517
HOME BUILDERS—0.84%
Daiwa House Industry Co. Ltd.	2,678,000	42,113,228
Haseko Corp.(1)	3,384,000	11,681,456
Sekisui Chemical Co. Ltd.	2,668,000	22,608,152
Sekisui House Ltd.	2,950,000	41,443,671

		117,846,507
HOME FURNISHINGS—3.42%
Matsushita Electric Industrial Co. Ltd.	10,152,015	218,688,041
Pioneer Corp.	846,000	13,975,488
Sony Corp.	5,076,000	226,837,570
Yamaha Corp.	1,015,200	20,827,402

		480,328,501
HOUSEWARES—0.12%
Toto Ltd.	1,692,000	17,054,322

		17,054,322
INSURANCE—2.45%
Millea Holdings Inc.	7,407	130,156,007
Mitsui Sumitomo Insurance Co. Ltd.	6,222,000	75,756,222
Sompo Japan Insurance Inc.	4,373,000	55,427,999
T&D Holdings Inc.	1,184,400	82,298,421

		343,638,649
INTERNET—1.58%
Access Co. Ltd.(1)	995	7,552,805
E*Trade Securities Co. Ltd.	6,768	10,021,301
eAccess Ltd.	5,076	3,065,250
Index Corp.(2)	5,878	6,239,247
Matsui Securities Co. Ltd.	507,600	5,569,066
Rakuten Inc.	32,148	22,768,274
SBI Holdings Inc.	37,224	17,033,193
Softbank Corp.(2)	3,722,400	90,312,443
Trend Micro Inc.	533,500	18,273,481
Yahoo! Japan Corp.	77,832	41,029,981

		221,865,041
IRON & STEEL—2.98%
Daido Steel Co. Ltd.	1,692,000	13,945,304
JFE Holdings Inc.	2,876,450	123,668,620
Kobe Steel Ltd.	13,536,000	44,552,529
Nippon Steel Corp.	30,456,000	113,826,278
Nisshin Steel Co. Ltd.	5,076,000	16,978,860
Sumitomo Metal Industries Ltd.	20,304,000	90,553,920
Tokyo Steel Manufacturing Co. Ltd.	676,800	14,971,582

		418,497,093
LEISURE TIME—0.90%
Namco Bandai Holdings Inc.	1,184,498	17,316,852
Round One Corp.	1,692	7,108,483
Sankyo Co. Ltd.	338,400	22,185,710
Sega Sammy Holdings Inc.	846,000	33,580,412
Shimano Inc.	507,600	15,303,613
Yamaha Motor Co. Ltd.	1,184,400	31,641,049

		127,136,119

MACHINERY—0.18%
Hitachi Construction Machinery Co. Ltd.	338,400	8,149,853
Japan Steel Works Ltd. (The)	1,692,000	11,621,086
Okuma Corp.	493,000	5,831,041

		25,601,980
MACHINERY-CONSTRUCTION & MINING—0.66%
Komatsu Ltd.	4,657,000	92,840,915

		92,840,915
MACHINERY-DIVERSIFIED—1.03%
Amada Co. Ltd.	1,692,000	17,175,059
Ebara Corp.	1,692,000	7,651,806
Kubota Corp.	5,076,000	46,952,208
Sumitomo Heavy Industries Ltd.	3,384,000	31,693,872
Toyota Industries Corp.	1,015,600	41,037,089

		144,510,034
MANUFACTURING—2.25%
ARRK Corp.	169,200	5,055,927
Fuji Photo Film Co. Ltd.	2,538,000	83,083,222
Glory Ltd.	169,200	3,448,595
Ishikawajima-Harima Heavy Industries Co. Ltd.	6,768,000	21,551,833
Kawasaki Heavy Industries Ltd.	8,460,000	28,222,639
Konica Minolta Holdings Inc.(1)	2,502,500	30,022,857
Mitsubishi Heavy Industries Ltd.	16,920,000	74,857,907
Nikon Corp.	1,692,000	32,599,411
Olympus Corp.	1,368,000	37,217,019

		316,059,410
MEDIA—0.05%
Fuji Television Network Inc.	1,154	2,583,659
Tokyo Broadcasting System Inc.	169,200	4,678,619

		7,262,278
METAL FABRICATE & HARDWARE—0.30%
NSK Ltd.	3,384,000	28,524,485
NTN Corp.	1,692,000	13,432,165

		41,956,650
MINING—0.85%
Dowa Mining Co. Ltd.	1,692,000	15,152,689
Mitsubishi Materials Corp.(2)	5,076,000	22,683,757
Mitsui Mining & Smelting Co. Ltd.	3,384,000	21,823,495
Nippon Light Metal Co. Ltd.	1,692,000	4,512,604
Sumitomo Metal Mining Co. Ltd.	2,899,000	37,908,608
Sumitomo Titanium Corp.	39,200	6,720,400
Toho Titanium Co. Ltd.	169,200	10,534,439

		119,335,992
OFFICE & BUSINESS EQUIPMENT—2.35%
Canon Inc.	3,553,200	245,944,447
Ricoh Co. Ltd.	3,384,000	65,953,438
Seiko Epson Corp.	676,800	18,171,153

		330,069,038
OIL & GAS—1.04%
INPEX Holdings Inc.(1)	4,082	36,265,026
Nippon Mining Holdings Inc.	4,230,000	37,051,646
Nippon Oil Corp.	6,768,500	49,566,841
Showa Shell Sekiyu K.K.	507,600	6,030,891
TonenGeneral Sekiyu K.K.	1,692,000	17,824,030

		146,738,434
PACKAGING & CONTAINERS—0.13%
Toyo Seikan Kaisha Ltd.	1,015,200	18,789,939

		18,789,939

PHARMACEUTICALS—4.93%
Astellas Pharma Inc.	2,707,230	106,251,111
Chugai Pharmaceutical Co. Ltd.	1,522,800	32,871,073
Daiichi Sankyo Co. Ltd.	3,384,069	92,366,882
Eisai Co. Ltd.	1,353,600	61,455,927
Kyowa Hakko Kogyo Co. Ltd.	1,692,000	11,575,809
Mediceo Paltac Holdings Co. Ltd.	676,800	12,979,395
Santen Pharmaceutical Co. Ltd.	169,200	4,256,034
Shionogi & Co. Ltd.	1,692,000	30,561,948
Suzuken Co. Ltd.	338,400	13,975,488
Taisho Pharmaceutical Co. Ltd.	1,098,000	20,175,542
Takeda Pharmaceutical Co. Ltd.	4,399,200	284,882,633
Tanabe Seiyaku Co. Ltd.	1,692,000	20,736,848

		692,088,690
REAL ESTATE—2.26%
Daito Trust Construction Co. Ltd.	507,600	27,618,945
Leopalace21 Corp.	676,800	20,284,078
Mitsubishi Estate Co. Ltd.	5,375,000	105,237,043
Mitsui Fudosan Co. Ltd.	4,488,000	91,673,535
NTT Urban Development Corp.	819	6,180,305
Sumitomo Realty & Development Co. Ltd.	1,692,000	40,749,264
Tokyo Tatemono Co. Ltd.	1,257,000	13,286,460
Tokyu Land Corp.	1,692,000	12,662,457

		317,692,087
REAL ESTATE INVESTMENT TRUSTS—0.20%
Japan Real Estate Investment Corp.	1,692	15,394,167
Nippon Building Fund Inc.	778	7,980,555
Nomura Real Estate Office Fund Inc.	520	4,341,450

		27,716,172
RETAIL—3.55%
Aeon Co. Ltd.	3,045,600	64,927,161
Aoyama Trading Co. Ltd.	338,400	10,806,101
Autobacs Seven Co. Ltd.	169,200	7,319,775
Citizen Watch Co. Ltd.	2,030,400	18,744,661
Daimaru Inc. (The)	1,365,000	18,263,313
EDION Corp.	338,400	7,304,683
FamilyMart Co. Ltd.	338,400	9,659,085
Fast Retailing Co. Ltd.	278,400	24,311,266
Isetan Co. Ltd.	1,184,400	21,446,187
Lawson Inc.	338,400	12,315,334
Marui Co. Ltd.	1,692,000	29,218,731
Mitsukoshi Ltd.(2)	1,692,000	8,723,361
Nitori Co Ltd.	169,200	8,708,269
Ryohin Keikaku Co. Ltd.	91,300	7,826,180
Seven & I Holdings Co. Ltd.	4,060,880	140,180,230
Shimachu Co. Ltd.	338,400	9,387,423
Shimamura Co. Ltd.	47,700	5,726,893
Skylark Co. Ltd.	338,400	6,625,529
Takashimaya Co. Ltd.	1,692,000	22,517,742
UNY Co. Ltd.	1,245,000	19,434,038
USS Co. Ltd.	152,280	10,526,893
Yamada Denki Co. Ltd.	338,400	34,742,521

		498,715,376
SEMICONDUCTORS—0.99%
Elpida Memory Inc.(1)	169,200	7,621,622
NEC Electronics Corp.(1)(2)	169,200	6,021,836
Rohm Co. Ltd.	508,000	45,901,704
Sanken Electric Co. Ltd.	332,000	4,824,083
Shinko Electric Industries Co. Ltd.	169,200	4,429,596
Sumco Corp.	169,200	9,991,116
Tokyo Electron Ltd.	846,052	59,618,328

		138,408,285

SHIPBUILDING—0.11%
Mitsui Engineering & Shipbuilding Co. Ltd.	5,076,000	14,941,397

		14,941,397
SOFTWARE—0.12%
Konami Corp.	507,600	11,817,286
Nomura Research Institute Ltd.	42,000	4,967,621

		16,784,907
STORAGE/WAREHOUSING—0.03%
Mitsubishi Logistics Corp.	319,000	4,808,770

		4,808,770
TELECOMMUNICATIONS—2.76%
Hikari Tsushin Inc.	169,200	9,417,608
KDDI Corp.	11,844	74,163,661
Nippon Telegraph & Telephone Corp.	25,380	124,285,256
NTT Data Corp.	6,768	28,675,408
NTT DoCoMo Inc.	87,987	142,053,760
Oki Electric Industry Co. Ltd.(2)	3,384,000	8,421,514

		387,017,207
TEXTILES—1.23%
Kuraray Co. Ltd.	1,692,000	20,419,909
Mitsubishi Rayon Co. Ltd.	3,384,000	29,248,916
Nisshinbo Industries Inc.	1,692,000	18,020,230
Teijin Ltd.	5,076,000	35,904,629
Toray Industries Inc.	6,768,000	59,644,849
Toyobo Co. Ltd.	3,384,000	9,628,901

		172,867,434
TOYS, GAMES & HOBBIES—0.61%
Nintendo Co. Ltd.	508,300	85,510,106

		85,510,106
TRANSPORTATION—3.80%
Central Japan Railway Co.	8,460	84,516,992
East Japan Railway Co.	16,920	120,889,483
Hanshin Electric Railway Co. Ltd.	677,000	5,706,583
Kawasaki Kisen Kaisha Ltd.(2)	3,384,000	21,099,064
Keihin Electric Express Railway Co. Ltd.(2)	1,696,000	13,312,639
Keio Corp.	3,384,000	22,336,633
Kintetsu Corp.	8,460,000	30,184,640
Mitsui O.S.K. Lines Ltd.	5,076,000	35,632,967
Nippon Express Co. Ltd.	5,076,000	25,445,651
Nippon Yusen Kabushiki Kaisha	5,076,000	32,825,796
Seino Holdings Co. Ltd.	1,243,000	13,071,956
Tobu Railway Co. Ltd.	5,076,000	23,498,743
Tokyu Corp.	5,076,000	33,142,734
West Japan Railway Co.	10,152	43,013,112
Yamato Holdings Co. Ltd.	1,692,000	28,599,946

		533,276,939
VENTURE CAPITAL—0.07%
JAFCO Co. Ltd.	169,200	9,402,515

		9,402,515

TOTAL COMMON STOCKS
(Cost: $11,083,161,771)		13,974,159,027

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.09%

CERTIFICATES OF DEPOSIT(3)—0.03%
Credit Suisse First Boston NY
5.28%, 04/23/07	$150,482	150,482
Toronto-Dominion Bank
3.94%, 07/10/06	752,361	752,361
Washington Mutual Bank
5.04%, 06/21/06	1,504,721	1,504,721
Wells Fargo Bank N.A.
4.78%-5.02%, 06/12/06-12/05/06	1,655,193	1,655,193

		4,062,757
COMMERCIAL PAPER(3)—0.26%
Amstel Funding Corp.
5.01%-5.02%, 06/12/06-06/15/06	1,429,485	1,426,916
Aspen Funding Corp.
5.01%, 06/19/06	1,128,541	1,125,714
Atlantis One Funding Corp.
4.98%-5.01%, 06/12/06-06/29/06	1,880,902	1,877,141
Barton Capital Corp.
4.96%-5.01%, 06/23/06-06/27/06	1,880,902	1,874,947
Bryant Park Funding LLC
5.02%, 06/20/06	1,203,777	1,200,591
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	1,128,541	1,124,804
Cancara Asset Securitisation Ltd.
4.98%-5.01%, 06/02/06-06/08/06	1,530,061	1,529,262
CC USA Inc.
5.03%, 10/24/06	300,944	294,847
Chariot Funding LLC
4.99%-5.01%, 06/06/06-06/12/06	1,753,602	1,751,564
Charta LLC
4.96%, 06/21/06-06/23/06	1,279,013	1,275,240
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	1,354,249	1,350,016
Curzon Funding LLC
5.01%, 06/15/06	376,180	375,447
Fairway Finance Corp.
5.01%, 06/12/06-06/19/06	632,164	630,932
Falcon Asset Securitization Corp.
5.01%, 06/09/06	752,361	751,523
Gemini Securitization Corp.
4.96%-5.01%, 06/21/06-06/28/06	1,696,303	1,691,158
General Electric Capital Corp.
4.96%, 06/29/06	978,069	974,300
General Electric Co.
5.00%, 06/30/06	677,125	674,397
Giro Funding Corp.
5.02%, 06/27/06	752,361	749,633
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06	511,605	501,369
Household Finance Corp.
5.04%, 06/06/06	1,203,777	1,202,934
Jupiter Securitization Corp.
4.97%-5.01%, 06/02/06-06/19/06	3,492,052	3,487,173
KKR Atlantic Funding Trust
5.06%, 06/22/06	752,361	750,140
KKR Pacific Funding Trust
5.06%, 06/21/06-06/26/06	2,331,942	2,324,329
Lexington Parker Capital
5.02%, 06/19/06	758,846	756,941
Mont Blanc Capital Corp.
5.01%, 06/21/06	1,126,765	1,123,629
Park Granada LLC
4.96%, 06/19/06	699,695	697,960
Park Sienna LLC
4.96%-5.02%, 06/20/06-06/23/06	1,053,305	1,050,243

Scaldis Capital LLC
5.01%, 06/07/06	1,504,721	1,503,465
Sydney Capital Corp.
5.01%, 06/07/06	512,960	512,531
Thunder Bay Funding Inc.
4.97%, 06/15/06	454,456	453,578
Tulip Funding Corp.
5.00%, 06/01/06	752,361	752,361
Variable Funding Capital Corp.
4.95%-4.98%, 06/02/06-06/29/06	1,579,957	1,575,830

		37,370,915
MEDIUM-TERM NOTES(3)—0.04%
Bank of America N.A.
5.28%, 04/20/07	376,180	376,180
K2 USA LLC
3.94%, 07/07/06	902,833	902,828
Marshall & Ilsley Bank
5.18%, 12/15/06	1,504,721	1,507,516
Sigma Finance Inc.
5.13%, 03/30/07	526,652	526,652
Toronto-Dominion Bank
3.81%, 06/20/06	1,880,902	1,880,911
US Bank N.A.
2.85%, 11/15/06	300,944	298,410

		5,492,497
MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.00%(4)(5)	8,480,692	8,480,692

		8,480,692
REPURCHASE AGREEMENTS(3)—0.21%
Bank of America N.A. Repurchase Agreement, 5.03%, due 6/1/06, maturity value $3,762,329 (collateralized by U.S. Government obligations, value $4,224,348, 5.00% to 5.50%, 2/1/34 to 7/1/34).	$3,761,803	3,761,803
Banc of America Securities LLC Repurchase Agreement, 5.11%, due 6/1/06, maturity value $5,267,273 (collateralized by non-U.S. Government debt securities, value $5,376,442, 2.88% to 9.46%, 8/1/06 to 11/15/33).	5,266,525	5,266,525
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.12%, due 6/1/06, maturity value $2,257,403 (collateralized by non-U.S. Government debt securities, value $2,484,973, 0.47% to 7.40%, 2/25/31 to 11/10/42).	2,257,082	2,257,082
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $3,762,337 (collateralized by non-U.S. Government debt securities, value $3,953,267, 4.38% to 5.79%, 5/25/34 to 4/25/36).	3,761,803	3,761,803
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $752,470 (collateralized by non-U.S. Government debt securities, value $862,340, 0.00% to 10.00%, 6/1/06 to 5/31/36).	752,361	752,361
Goldman Sachs Group Inc. Repurchase Agreement, 5.04%, due 6/1/06, maturity value $3,762,330 (collateralized by U.S. Government obligations, value $3,840,316, 4.50% to 7.50%, 12/1/19 to 12/1/35).	3,761,803	3,761,803
Goldman Sachs Group Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $1,504,935 (collateralized by non-U.S. Government debt securities, value $1,536,126, 0.00% to 10.00%, 6/1/06 to 5/31/36).	1,504,721	1,504,721
Goldman Sachs Group Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $2,257,409 (collateralized by non-U.S. Government debt securities, value $2,371,960, 0.00% to 10.00%, 6/1/06 to 5/31/36).	2,257,082	2,257,082

Merrill Lynch & Co. Inc. Repurchase Agreement, 5.12%, due 6/1/06, maturity value $3,009,871 (collateralized by non-U.S. Government debt securities, value $3,102,377, 4.00% to 8.25%, 11/16/06 to 12/1/25).	3,009,443	3,009,443
Morgan Stanley Repurchase Agreement, 5.11%, due 6/1/06, maturity value $1,504,935 (collateralized by non-U.S. Government debt securities, value $1,579,165, 4.38% to 5.77%, 6/26/06 to 6/25/36).	1,504,721	1,504,721
Morgan Stanley Repurchase Agreement, 5.21%, due 6/1/06, maturity value $526,728 (collateralized by non-U.S. Government debt securities, value $663,534, 0.00% to 10.00%, 6/1/06 to 5/31/36).	526,652	526,652
Morgan Stanley Repurchase Agreement, 5.26%, due 6/4/07, maturity value $1,110,126 (collateralized by non-U.S. Government debt securities, value $1,256,721, 0.00% to 10.00%, 6/1/06 to 5/31/36).(6)	1,053,305	1,053,305

		29,417,301
TIME DEPOSITS(3)—0.04%
Societe Generale
5.08%, 06/01/06	2,257,082	2,257,082
SunTrust Bank
5.00%, 06/01/06	2,841,125	2,841,125

		5,098,207
VARIABLE & FLOATING RATE NOTES(3)—0.45%
Allstate Life Global Funding II
5.03%-5.14%, 05/04/07-06/15/07(7)	3,852,087	3,852,658
American Express Bank
5.04%, 07/19/06	376,180	376,180
American Express Centurion Bank
5.05%, 06/29/06	601,889	601,889
American Express Credit Corp.
5.16%, 03/05/07	451,416	451,696
Australia & New Zealand Banking Group Ltd.
5.06%, 06/22/07(7)	978,069	978,069
Beta Finance Inc.
5.16%, 06/27/07(7)	677,125	677,422
BMW US Capital LLC
5.08%, 05/16/07(7)	1,504,721	1,504,721
BNP Paribas
5.14%, 05/18/07(7)	2,783,735	2,783,735
Carlyle Loan Investment Ltd.
5.13%, 04/13/07-05/15/07(7)	270,850	270,850
Commodore CDO Ltd.
4.97%, 12/12/06(7)	376,180	376,180
Cullinan Finance Corp.
5.36%, 04/25/07(7)	376,180	376,180
DEPFA Bank PLC
4.92%, 03/15/07	1,504,721	1,504,721
Dorada Finance Inc.
3.93%-5.16%, 07/07/06-06/27/07(7)	1,294,060	1,294,419
Eli Lilly Services Inc.
4.80%, 06/01/07(7)	1,504,721	1,504,721
Fifth Third Bancorp.
5.06%, 01/23/07(7)	3,009,443	3,009,443
First Tennessee Bank N.A.
5.21%, 08/25/06	451,416	451,426
General Electric Capital Corp.
4.95%, 06/08/07	677,125	677,581
Hartford Life Global Funding Trusts
5.10%, 06/15/07	1,504,721	1,504,721
HBOS Treasury Services PLC
5.00%, 04/24/07(7)	1,504,721	1,504,721
K2 USA LLC
5.20%, 04/02/07(7)	526,652	526,652

Leafs LLC
5.08%, 01/22/07-02/20/07(7)	1,573,217	1,573,217
Links Finance LLC
5.04%-5.10%, 05/10/07-05/16/07(7)	1,655,194	1,655,035
Lothian Mortgages Master Issuer PLC
5.05%, 04/24/07(7)	731,280	731,280
Marshall & Ilsley Bank
4.88%, 06/15/07	827,597	827,597
Metropolitan Life Global Funding I
5.08%, 06/06/07(7)	2,257,082	2,257,082
Mortgage Interest Networking Trust
5.30%, 08/25/06(7)	189,595	189,697
Natexis Banques Populaires
5.06%, 05/15/07(7)	1,128,541	1,128,541
National City Bank of Indiana
5.17%, 05/21/07	752,361	752,422
Nationwide Building Society
5.03%-5.10%, 04/05/07-04/27/07(7)	4,062,748	4,062,874
Newcastle Ltd.
5.10%, 04/24/07(7)	530,414	530,274
Northern Rock PLC
5.08%, 05/03/07(7)	1,805,666	1,805,714
Permanent Financing PLC
5.04%, 06/12/06(7)	1,309,108	1,309,108
Pfizer Investment Capital PLC
5.04%, 02/15/07(7)	1,504,721	1,504,721
Principal Life Global Funding I
5.54%, 02/08/07	677,125	679,313
Sedna Finance Inc.
5.05%-5.17%, 09/20/06-05/25/07(7)	1,128,541	1,128,474
Skandinaviska Enskilda Bank NY
5.07%, 05/18/07(7)	1,504,721	1,504,721
Strips III LLC
5.13%, 07/24/06(7)	361,084	361,084
SunTrust Bank
4.99%, 05/01/07	1,504,721	1,504,807
Tango Finance Corp.
5.22%, 04/25/07(7)	1,038,258	1,038,157
UniCredito Italiano SpA
4.84%, 06/14/06	1,956,138	1,956,113
Union Hamilton Special Funding LLC
4.97%, 09/28/06(7)	1,504,721	1,504,721
US Bank N.A.
5.02%, 09/29/06	677,125	677,066
Wachovia Asset Securitization Inc.
5.07%, 06/25/06(7)	2,515,445	2,515,445
Wachovia Bank N.A.
5.11%, 05/22/07	3,009,443	3,009,443
Wells Fargo & Co.
5.07%, 06/15/07(7)	752,361	752,412
WhistleJacket Capital Ltd.
5.04%-5.10%, 06/22/06-06/13/07(7)	1,880,902	1,880,876
White Pine Finance LLC
5.04%-5.14%, 06/20/06-05/22/07(7)	1,864,350	1,858,138
Wind Master Trust
5.08%, 08/25/06-09/25/06(7)	508,205	508,205

		63,434,522

TOTAL SHORT-TERM INVESTMENTS
(Cost: $153,356,891)		153,356,891

TOTAL INVESTMENTS IN SECURITIES—100.58%
(Cost: $11,236,518,662)		14,127,515,918
Other Assets, Less Liabilities—(0.58)%		(81,229,441)

NET ASSETS—100.00%		$14,046,286,477

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	Affiliated issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

May 31, 2006

Security	Shares	Value
COMMON STOCKS—99.49%

AGRICULTURE—10.36%
British American Tobacco (Malaysia) Bhd	1,286,600	$14,262,090
Golden Hope Plantations Bhd	4,227,400	5,122,710
Highlands & Lowlands Bhd	1,470,400	1,676,523
IOI Corp. Bhd	6,341,100	26,195,676
Kuala Lumpur Kepong Bhd	2,481,300	6,901,991

		54,158,990
AIRLINES—1.00%
AirAsia Bhd(1)	7,192,500	3,189,183
Malaysian Airline System Bhd	2,481,300	2,009,094

		5,198,277
AUTO MANUFACTURERS—1.63%
DRB-Hicom Bhd	4,941,800	2,340,924
Oriental Holdings Bhd	806,033	865,747
Proton Holdings Bhd	2,481,300	3,963,520
Tan Chong Motor Holdings Bhd	3,308,400	1,357,619

		8,527,810
AUTO PARTS & EQUIPMENT—0.82%
UMW Holdings Bhd	2,113,700	4,307,734

		4,307,734
BANKS—24.74%
AMMB Holdings Bhd	13,693,100	9,503,336
Bumiputra-Commerce Holdings Bhd	21,964,132	36,899,258
Hong Leong Bank Bhd	4,686,900	6,647,627
Malayan Banking Bhd	17,995,600	54,021,493
Public Bank Bhd	10,200,900	17,839,635
RHB Capital Bhd(1)	6,341,100	4,383,410

		129,294,759
BEVERAGES—0.40%
Guinness Anchor Bhd	1,314,900	2,064,150

		2,064,150
BUILDING MATERIALS—2.58%
Lafarge Malayan Cement Bhd	11,375,600	2,365,348
OYL Industries Bhd	6,892,530	10,440,351
WTK Holdings Bhd	576,100	650,512

		13,456,211
COMMERCIAL SERVICES—1.94%
PLUS Expressways Bhd	13,755,400	10,152,705

		10,152,705
DIVERSIFIED FINANCIAL SERVICES—1.79%
Bursa Malaysia Bhd	3,124,600	5,034,126
Hong Leong Credit Bhd	2,055,700	2,592,979
OSK Holdings Bhd	1,160,789	393,217
TA Enterprise Bhd	6,708,700	1,339,523

		9,359,845

ELECTRIC—7.63%
Malakoff Bhd	5,463,200	14,745,073
Tenaga Nasional Bhd	10,017,150	25,104,948

		39,850,021
ELECTRONICS—0.10%
Hong Leong Industries Bhd	506,990	511,039

		511,039
ENGINEERING & CONSTRUCTION—5.75%
Gamuda Bhd	5,605,900	5,311,015
IJM Corp. Bhd	3,308,400	5,011,347
Malaysian Resources Corp. Bhd(1)	7,443,900	1,465,819
MMC Corp. Bhd	3,065,300	2,819,637
Road Builder (Malaysia) Holdings Bhd	3,859,800	2,349,259
Transmile Group Bhd	1,286,600	4,606,389
YTL Corp. Bhd	6,157,388	8,478,915

		30,042,381
ENTERTAINMENT—7.24%
Berjaya Sports Toto Bhd	6,708,700	8,572,946
Magnum Corp. Bhd	8,454,800	4,377,589
Resorts World Bhd	4,870,700	16,365,337
Tanjong PLC	2,205,600	8,504,104

		37,819,976
FOOD—1.70%
Nestle (Malaysia) Bhd	587,400	3,559,020
PPB Group Bhd	4,686,966	5,343,993

		8,903,013
GAS—1.83%
Petronas Gas Bhd	3,951,700	9,577,240

		9,577,240
HOLDING COMPANIES-DIVERSIFIED—4.89%
Mulpha International Bhd(1)	7,627,700	2,457,838
Multi-Purpose Holdings Bhd(1)	5,789,700	1,363,314
Sime Darby Bhd	13,253,700	21,718,401

		25,539,553
INSURANCE—0.33%
Kurnia Asia Bhd	3,767,931	1,276,385
MAA Holdings Bhd	589,970	471,196

		1,747,581
LODGING—4.25%
Genting Bhd	3,584,100	22,209,378

		22,209,378
MEDIA—2.49%
Astro All Asia Networks PLC	4,778,800	6,238,367
Media Prima Bhd(1)	4,778,800	2,290,034
New Straits Times Press Bhd	708,510	323,913
Star Publications (Malaysia) Bhd	2,181,680	4,145,853

		12,998,167
OIL & GAS—1.32%
Petronas Dagangan Bhd	2,481,300	2,788,131
Shell Refining Co.	1,470,400	4,130,565

		6,918,696
OIL & GAS SERVICES—0.37%
Scomi Group Bhd	5,973,500	1,957,716

		1,957,716

REAL ESTATE—2.44%
Bandar Raya Developments Bhd	1,640,600	497,015
IGB Corp. Bhd	6,800,600	2,640,828
IOI Properties Bhd	827,150	1,867,979
KLCC Property Holdings Bhd	4,319,300	2,498,080
MK Land Holdings Bhd	1,667,811	296,265
SP Setia Bhd	4,778,800	4,948,578

		12,748,745
RETAIL—0.06%
Edaran Otomobil Nasional Bhd	423,992	311,776

		311,776
SEMICONDUCTORS—0.53%
Malaysian Pacific Industries Bhd	827,100	2,346,221
Unisem (Malaysia) Bhd	1,040,023	429,643

		2,775,864
TELECOMMUNICATIONS—8.08%
Maxis Communications Bhd	8,730,500	21,279,241
Telekom Malaysia Bhd	8,454,800	20,956,541

		42,235,782
TRANSPORTATION—5.22%
Malaysia International Shipping Corp. Bhd	9,951,500	22,336,746
Malaysian Bulk Carriers Bhd	2,389,400	1,355,595
Pos Malaysia & Services Holdings Bhd	3,032,700	3,591,465

		27,283,806

TOTAL COMMON STOCKS
(Cost: $422,764,223)		519,951,215

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.00%

MONEY MARKET FUNDS—0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.00%(2)(3)	1,597	1,597

		1,597

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,597)		1,597

TOTAL INVESTMENTS IN SECURITIES—99.49%
(Cost: $422,765,820)		519,952,812
Other Assets, Less Liabilities—0.51%		2,674,157

NET ASSETS—100.00%		$522,626,969

(1)	Non-income earning security.
(2)	Affiliated issuer. See Note 2.
(3)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO INDEX FUND

May 31, 2006

Security	Shares	Value
COMMON STOCKS—99.23%

BEVERAGES—8.67%
Coca-Cola Femsa SA de CV ADR(1)	135,600	$4,191,396
Fomento Economico Mexicano SA de CV Class UBD(1)	2,361,736	20,259,179
Grupo Modelo SA de CV Series C(2)	3,073,600	10,912,720

		35,363,295
BUILDING MATERIALS—15.80%
Cemex SA de CV Series CPO(1)	11,288,700	64,433,823

		64,433,823
DIVERSIFIED FINANCIAL SERVICES—3.73%
Grupo Financiero Banorte SA de CV Series O(2)	6,407,100	15,222,144

		15,222,144
ENGINEERING & CONSTRUCTION—3.44%
Carso Infraestructura y Construccion SA de CV(1)(2)	2,926,700	1,762,924
Empresas ICA Sociedad Controladora SA de CV(1)	523,774	1,683,593
Grupo Aeroportuario del Pacifico SA de CV Class H(2)	1,864,500	6,169,620
Grupo Aeroportuario del Sureste SA de CV ADR	128,820	4,401,779

		14,017,916
FOOD—1.28%
Grupo Bimbo SA de CV Series A(2)	1,785,400	5,211,440

		5,211,440
FOREST PRODUCTS & PAPER—2.31%
Kimberly-Clark de Mexico SA de CV Class A(2)	2,768,500	9,396,035

		9,396,035
HOLDING COMPANIES-DIVERSIFIED—3.97%
Alfa SA de CV Class A	1,299,500	5,962,122
Grupo Carso SA de CV Series A1(2)	4,859,030	10,229,039

		16,191,161
HOME BUILDERS—3.06%
Corporacion GEO SA de CV Series B(1)(2)	1,909,700	6,658,710
Desarrolladora Homex SA de CV(1)	169,530	930,008
Urbi Desarrollos Urbanos SA de CV(1)(2)	2,000,100	4,870,418

		12,459,136
HOUSEWARES—0.04%
Vitro SA de CV Series A(2)	189,569	149,736

		149,736
MEDIA—5.63%
Grupo Televisa SA Series CPO(2)	5,198,000	19,117,410
TV Azteca SA de CV Series CPO(2)	6,135,900	3,853,407

		22,970,817
MINING—3.75%
Grupo Mexico SA de CV Series B	4,361,800	12,465,538
Industrias Penoles SA de CV Series CP	418,100	2,820,974

		15,286,512

REAL ESTATE—1.47%
Consorcio Ara SA de CV	1,446,400	6,007,929

		6,007,929
RETAIL—7.03%
Controladora Comercial Mexicana SA de CV	2,463,400	3,869,779
Grupo Sanborns SA de CV Series B1(1)(2)	858,893	1,633,375
Organizacion Soriana SA de CV Series B	971,806	4,103,650
Wal-Mart de Mexico SA de CV Series V(2)	7,265,900	19,055,591

		28,662,395
TELECOMMUNICATIONS—39.05%
America Movil SA de CV Series L	61,720,600	100,342,277
America Telecom SA de CV Series A1(1)(2)	2,870,200	15,933,214
Carso Global Telecom SA de CV Class A1(1)(2)	4,096,363	8,431,467
Telefonos de Mexico SA de CV Series L	34,928,300	34,509,521

		159,216,479

TOTAL COMMON STOCKS
(Cost: $431,367,667)		404,588,818

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—9.70%

CERTIFICATES OF DEPOSIT(3)—0.27%
Credit Suisse First Boston NY
5.28%, 04/23/07	$40,987	40,987
Toronto-Dominion Bank
3.94%, 07/10/06	204,917	204,917
Washington Mutual Bank
5.04%, 06/21/06	409,834	409,834
Wells Fargo Bank N.A.
4.78%-5.02%, 06/12/06-12/05/06	450,817	450,817

		1,106,555
COMMERCIAL PAPER(3)—2.50%
Amstel Funding Corp.
5.01%-5.02%, 06/12/06-06/15/06	389,343	388,642
Aspen Funding Corp.
5.01%, 06/19/06	307,376	306,606
Atlantis One Funding Corp.
4.98%-5.01%, 06/12/06-06/29/06	512,293	511,269
Barton Capital Corp.
4.96%-5.01%, 06/23/06-06/27/06	512,293	510,671
Bryant Park Funding LLC
5.02%, 06/20/06	327,867	327,000
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	307,376	306,358
Cancara Asset Securitisation Ltd.
4.98%-5.01%, 06/02/06-06/08/06	416,736	416,519
CC USA Inc.
5.03%, 10/24/06	81,967	80,306
Chariot Funding LLC
4.99%-5.01%, 06/06/06-06/12/06	477,621	477,065
Charta LLC
4.96%, 06/21/06-06/23/06	348,359	347,331
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	368,851	367,697
Curzon Funding LLC
5.01%, 06/15/06	102,459	102,259
Fairway Finance Corp.
5.01%, 06/12/06-06/19/06	172,180	171,844

Falcon Asset Securitization Corp.
5.01%, 06/09/06	204,917	204,689
Gemini Securitization Corp.
4.96%-5.01%, 06/21/06-06/28/06	462,014	460,613
General Electric Capital Corp.
4.96%, 06/29/06	266,392	265,366
General Electric Co.
5.00%, 06/30/06	184,425	183,683
Giro Funding Corp.
5.02%, 06/27/06	204,917	204,174
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06	139,344	136,556
Household Finance Corp.
5.04%, 06/06/06	327,867	327,638
Jupiter Securitization Corp.
4.97%-5.01%, 06/02/06-06/19/06	951,115	949,786
KKR Atlantic Funding Trust
5.06%, 06/22/06	204,917	204,312
KKR Pacific Funding Trust
5.06%, 06/21/06-06/26/06	635,141	633,067
Lexington Parker Capital
5.02%, 06/19/06	206,683	206,165
Mont Blanc Capital Corp.
5.01%, 06/21/06	306,892	306,038
Park Granada LLC
4.96%, 06/19/06	190,573	190,100
Park Sienna LLC
4.96%-5.02%, 06/20/06-06/23/06	286,884	286,050
Scaldis Capital LLC
5.01%, 06/07/06	409,834	409,492
Sydney Capital Corp.
5.01%, 06/07/06	139,712	139,596
Thunder Bay Funding Inc.
4.97%, 06/15/06	123,778	123,539
Tulip Funding Corp.
5.00%, 06/01/06	204,917	204,917
Variable Funding Capital Corp.
4.95%-4.98%, 06/02/06-06/29/06	430,326	429,201

		10,178,549
MEDIUM-TERM NOTES(3)—0.37%
Bank of America N.A.
5.28%, 04/20/07	102,459	102,459
K2 USA LLC
3.94%, 07/07/06	245,901	245,899
Marshall & Ilsley Bank
5.18%, 12/15/06	409,834	410,595
Sigma Finance Inc.
5.13%, 03/30/07	143,442	143,442
Toronto-Dominion Bank
3.81%, 06/20/06	512,293	512,295
US Bank N.A.
2.85%, 11/15/06	81,967	81,277

		1,495,967
MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.00%(4)(5)	85,512	85,512

		85,512
REPURCHASE AGREEMENTS(3)—1.96%
Bank of America N.A. Repurchase Agreement, 5.03%, due 6/1/06, maturity value $1,024,729 (collateralized by U.S. Government obligations, value $1,150,567, 5.00% to 5.50%, 2/1/34 to 7/1/34).	$1,024,586	1,024,586

Banc of America Securities LLC Repurchase Agreement, 5.11%, due 6/1/06, maturity value $1,434,624 (collateralized by non-U.S. Government debt securities, value $1,464,358, 2.88% to 9.46%, 8/1/06 to 11/15/33).	1,434,420	1,434,420
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.12%, due 6/1/06, maturity value $614,838 (collateralized by non-U.S. Government debt securities, value $676,821, 0.47% to 7.40%, 2/25/31 to 11/10/42).	614,751	614,751
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $1,024,732 (collateralized by non-U.S. Government debt securities, value $1,076,733, 4.38% to 5.79%, 5/25/34 to 4/25/36).	1,024,586	1,024,586
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $204,947 (collateralized by non-U.S. Government debt securities, value $234,872, 0.00% to 10.00%, 6/1/06 to 5/31/36).	204,917	204,917
Goldman Sachs Group Inc. Repurchase Agreement, 5.04%, due 6/1/06, maturity value $1,024,729 (collateralized by U.S. Government obligations, value $1,045,970, 4.50% to 7.50%, 12/1/19 to 12/1/35).	1,024,586	1,024,586
Goldman Sachs Group Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $409,892 (collateralized by non-U.S. Government debt securities, value $418,388, 0.00% to 10.00%, 6/1/06 to 5/31/36).	409,834	409,834
Goldman Sachs Group Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $614,840 (collateralized by non-U.S. Government debt securities, value $646,040, 0.00% to 10.00%, 6/1/06 to 5/31/36).	614,751	614,751
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.12%, due 6/1/06, maturity value $819,785 (collateralized by non-U.S. Government debt securities, value $844,980, 4.00% to 8.25%, 11/16/06 to 12/1/25).	819,668	819,668
Morgan Stanley Repurchase Agreement, 5.11%, due 6/1/06, maturity value $409,892 (collateralized by non-U.S. Government debt securities, value $430,110, 4.38% to 5.77%, 6/26/06 to 6/25/36).	409,834	409,834
Morgan Stanley Repurchase Agreement, 5.21%, due 6/1/06, maturity value $143,463 (collateralized by non-U.S. Government debt securities, value $180,724, 0.00% to 10.00%, 6/1/06 to 5/31/36).	143,442	143,442
Morgan Stanley Repurchase Agreement, 5.26%, due 6/4/07, maturity value $302,360 (collateralized by non-U.S. Government debt securities, value $342,287, 0.00% to 10.00%, 6/1/06 to 5/31/36)(6)	286,884	286,884

		8,012,259
TIME DEPOSITS(3)—0.34%
Societe Generale
5.08%, 06/01/06	614,751	614,751
SunTrust Bank
5.00%, 06/01/06	773,824	773,824

		1,388,575
VARIABLE & FLOATING RATE NOTES(3)—4.24%
Allstate Life Global Funding II
5.03%-5.14%, 05/04/07-06/15/07(7)	1,049,176	1,049,333
American Express Bank
5.04%, 07/19/06	102,459	102,459
American Express Centurion Bank
5.05%, 06/29/06	163,934	163,934
American Express Credit Corp.
5.16%, 03/05/07	122,950	123,026
Australia & New Zealand Banking Group Ltd.
5.06%, 06/22/07(7)	266,392	266,392
Beta Finance Inc.
5.16%, 06/27/07(7)	184,425	184,506
BMW US Capital LLC
5.08%, 05/16/07(7)	409,834	409,834

BNP Paribas
5.14%, 05/18/07(7)	758,193	758,193
Carlyle Loan Investment Ltd.
5.13%, 04/13/07-05/15/07(7)	73,770	73,770
Commodore CDO Ltd.
4.97%, 12/12/06(7)	102,459	102,459
Cullinan Finance Corp.
5.36%, 04/25/07(7)	102,459	102,459
DEPFA Bank PLC
4.92%, 03/15/07	409,834	409,834
Dorada Finance Inc.
3.93%-5.16%, 07/07/06-06/27/07(7)	352,457	352,555
Eli Lilly Services Inc.
4.80%, 06/01/07(7)	409,834	409,834
Fifth Third Bancorp.
5.06%, 01/23/07(7)	819,668	819,668
First Tennessee Bank N.A.
5.21%, 08/25/06	122,950	122,953
General Electric Capital Corp.
4.95%, 06/08/07	184,425	184,550
Hartford Life Global Funding Trusts
5.10%, 06/15/07	409,834	409,834
HBOS Treasury Services PLC
5.00%, 04/24/07(7)	409,834	409,834
K2 USA LLC
5.20%, 04/02/07(7)	143,442	143,442
Leafs LLC
5.08%, 01/22/07-02/20/07(7)	428,490	428,490
Links Finance LLC
5.04%-5.10%, 05/10/07-05/16/07(7)	450,818	450,775
Lothian Mortgages Master Issuer PLC
5.05%, 04/24/07(7)	199,175	199,175
Marshall & Ilsley Bank
4.88%, 06/15/07	225,409	225,409
Metropolitan Life Global Funding I
5.08%, 06/06/07(7)	614,751	614,751
Mortgage Interest Networking Trust
5.30%, 08/25/06(7)	51,639	51,667
Natexis Banques Populaires
5.06%, 05/15/07(7)	307,376	307,376
National City Bank of Indiana
5.17%, 05/21/07	204,917	204,934
Nationwide Building Society
5.03%-5.10%, 04/05/07-04/27/07(7)	1,106,552	1,106,587
Newcastle Ltd.
5.10%, 04/24/07(7)	144,467	144,428
Northern Rock PLC
5.08%, 05/03/07(7)	491,801	491,814
Permanent Financing PLC
5.04%, 06/12/06(7)	356,556	356,556
Pfizer Investment Capital PLC
5.04%, 02/15/07(7)	409,834	409,834
Principal Life Global Funding I
5.54%, 02/08/07	184,425	185,022
Sedna Finance Inc.
5.05%-5.17%, 09/20/06-05/25/07(7)	307,376	307,357
Skandinaviska Enskilda Bank NY
5.07%, 05/18/07(7)	409,834	409,834
Strips III LLC
5.13%, 07/24/06(7)	98,347	98,347
SunTrust Bank
4.99%, 05/01/07	409,834	409,857
Tango Finance Corp.
5.22%, 04/25/07(7)	282,786	282,758
UniCredito Italiano SpA
4.84%, 06/14/06	532,784	532,778
Union Hamilton Special Funding LLC
4.97%, 09/28/06(7)	409,834	409,834

US Bank N.A.
5.02%, 09/29/06	184,425	184,409
Wachovia Asset Securitization Inc.
5.07%, 06/25/06(7)	685,120	685,121
Wachovia Bank N.A.
5.11%, 05/22/07	819,668	819,668
Wells Fargo & Co.
5.07%, 06/15/07(7)	204,917	204,931
WhistleJacket Capital Ltd.
5.04%-5.10%, 06/22/06-06/13/07(7)	512,293	512,286
White Pine Finance LLC
5.04%-5.14%, 06/20/06-05/22/07(7)	507,785	506,092
Wind Master Trust
5.08%, 08/25/06-09/25/06(7)	138,417	138,417

		17,277,376

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,544,793)		39,544,793

TOTAL INVESTMENTS IN SECURITIES—108.93%
(Cost: $470,912,460)		444,133,611
Other Assets, Less Liabilities—(8.93)%		(36,410,681)

NET ASSETS—100.00%		$407,722,930

ADR	- American Depositary Receipts

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	Affiliated issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS INDEX FUND

May 31, 2006

Security	Shares	Value
COMMON STOCKS—99.42%

BANKS—12.41%
ABN AMRO Holding NV	459,277	$12,736,337

		12,736,337
BEVERAGES—3.58%
Heineken NV(1)	91,728	3,674,807

		3,674,807
CHEMICALS—6.72%
Akzo Nobel NV(1)	87,360	4,727,388
Koninklijke DSM NV	51,051	2,169,793

		6,897,181
COMMERCIAL SERVICES—2.08%
Randstad Holdings NV	16,471	1,015,496
Vedior NV	52,325	1,124,404

		2,139,900
COMPUTERS—0.42%
Getronics NV(2)	35,945	427,530

		427,530
DISTRIBUTION & WHOLESALE—1.30%
Buhrmann NV(1)	35,126	545,923
Hagemeyer NV(1)	159,615	789,317

		1,335,240
ELECTRONICS—9.44%
Koninklijke Philips Electronics NV(1)	307,307	9,686,440

		9,686,440
FOOD—14.63%
Koninklijke Ahold NV(1)	453,908	3,719,681
Koninklijke Numico NV	49,868	2,219,435
Unilever NV	400,127	9,076,236

		15,015,352
INSURANCE—23.37%
Aegon NV	289,289	4,830,504
ING Groep NV(2)	488,488	19,155,695

		23,986,199
MEDIA—6.04%
Reed Elsevier NV(1)	270,634	3,952,392
Wolters Kluwer NV CVA(1)	95,004	2,247,754

		6,200,146
OFFICE & BUSINESS EQUIPMENT—0.41%
Oce NV	27,027	427,340

		427,340

OIL & GAS SERVICES—1.66%
Fugro NV	16,016	658,707
SBM Offshore NV	9,737	1,046,185

		1,704,892
REAL ESTATE INVESTMENT TRUSTS—4.89%
Corio NV	23,653	1,432,165
Rodamco Europe NV	26,936	2,672,691
Wereldhave NV	9,464	918,388

		5,023,244
SEMICONDUCTORS—2.81%
ASML Holding NV(1)	142,233	2,884,694

		2,884,694
TELECOMMUNICATIONS—4.87%
Koninklijke KPN NV	434,798	4,998,363

		4,998,363
TRANSPORTATION—4.79%
TNT NV	133,315	4,914,486

		4,914,486

TOTAL COMMON STOCKS
(Cost: $94,485,762)		102,052,151

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—19.66%

CERTIFICATES OF DEPOSIT(3)—0.55%
Credit Suisse First Boston NY
5.28%, 04/23/07	$20,956	20,956
Toronto-Dominion Bank
3.94%, 07/10/06	104,773	104,773
Washington Mutual Bank
5.04%, 06/21/06	209,546	209,546
Wells Fargo Bank N.A.
4.78%-5.02%, 06/12/06-12/05/06	230,501	230,501

		565,776
COMMERCIAL PAPER(3)—5.07%
Amstel Funding Corp.
5.01%-5.02%, 06/12/06-06/15/06	199,069	198,711
Aspen Funding Corp.
5.01%, 06/19/06	157,159	156,766
Atlantis One Funding Corp.
4.98%-5.01%, 06/12/06-06/29/06	261,932	261,409
Barton Capital Corp.
4.96%-5.01%, 06/23/06-06/27/06	261,932	261,103
Bryant Park Funding LLC
5.02%, 06/20/06	167,637	167,193
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	157,159	156,639
Cancara Asset Securitisation Ltd.
4.98%-5.01%, 06/02/06-06/08/06	213,075	212,963
CC USA Inc.
5.03%, 10/24/06	41,909	41,060
Chariot Funding LLC
4.99%-5.01%, 06/06/06-06/12/06	244,205	243,921

Charta LLC
4.96%, 06/21/06-06/23/06	178,114	177,588
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	188,591	188,002
Curzon Funding LLC
5.01%, 06/15/06	52,386	52,284
Fairway Finance Corp.
5.01%, 06/12/06-06/19/06	88,034	87,863
Falcon Asset Securitization Corp.
5.01%, 06/09/06	104,773	104,656
Gemini Securitization Corp.
4.96%-5.01%, 06/21/06-06/28/06	236,225	235,509
General Electric Capital Corp.
4.96%, 06/29/06	136,205	135,680
General Electric Co.
5.00%, 06/30/06	94,296	93,916
Giro Funding Corp.
5.02%, 06/27/06	104,773	104,393
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06	71,246	69,820
Household Finance Corp.
5.04%, 06/06/06	167,637	167,519
Jupiter Securitization Corp.
4.97%-5.01%, 06/02/06-06/19/06	486,300	485,621
KKR Atlantic Funding Trust
5.06%, 06/22/06	104,773	104,464
KKR Pacific Funding Trust
5.06%, 06/21/06-06/26/06	324,744	323,684
Lexington Parker Capital
5.02%, 06/19/06	105,676	105,411
Mont Blanc Capital Corp.
5.01%, 06/21/06	156,912	156,475
Park Granada LLC
4.96%, 06/19/06	97,439	97,197
Park Sienna LLC
4.96%-5.02%, 06/20/06-06/23/06	146,682	146,255
Scaldis Capital LLC
5.01%, 06/07/06	209,546	209,371
Sydney Capital Corp.
5.01%, 06/07/06	71,434	71,375
Thunder Bay Funding Inc.
4.97%, 06/15/06	63,287	63,165
Tulip Funding Corp.
5.00%, 06/01/06	104,773	104,773
Variable Funding Capital Corp.
4.95%-4.98%, 06/02/06-06/29/06	220,023	219,448

		5,204,234
MEDIUM-TERM NOTES(3)—0.75%
Bank of America N.A.
5.28%, 04/20/07	52,386	52,386
K2 USA LLC
3.94%, 07/07/06	125,728	125,727
Marshall & Ilsley Bank
5.18%, 12/15/06	209,546	209,935
Sigma Finance Inc.
5.13%, 03/30/07	73,341	73,341
Toronto-Dominion Bank
3.81%, 06/20/06	261,932	261,934
US Bank N.A.
2.85%, 11/15/06	41,909	41,556

		764,879

MONEY MARKET FUNDS—0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.00%(4)(5)	674	674

		674
REPURCHASE AGREEMENTS(3)—3.99%
Bank of America N.A. Repurchase Agreement, 5.03%, due 6/1/06, maturity value $523,938 (collateralized by U.S. Government obligations, value $588,278, 5.00% to 5.50%, 2/1/34 to 7/1/34).	$523,865	523,865
Banc of America Securities LLC Repurchase Agreement, 5.11%, due 6/1/06, maturity value $733,515 (collateralized by non-U.S. Government debt securities, value $748,718, 2.88% to 9.46%, 8/1/06 to 11/15/33).	733,411	733,411
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.12%, due 6/1/06, maturity value $314,364 (collateralized by non-U.S. Government debt securities, value $346,055, 0.47% to 7.40%, 2/25/31 to 11/10/42).	314,319	314,319
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $523,939 (collateralized by non-U.S. Government debt securities, value $550,528, 4.38% to 5.79%, 5/25/34 to 4/25/36).	523,865	523,865
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $104,788 (collateralized by non-U.S. Government debt securities, value $120,089, 0.00% to 10.00%, 6/1/06 to 5/31/36).	104,773	104,773
Goldman Sachs Group Inc. Repurchase Agreement, 5.04%, due 6/1/06, maturity value $523,938 (collateralized by U.S. Government obligations, value $534,798, 4.50% to 7.50%, 12/1/19 to 12/1/35).	523,865	523,865
Goldman Sachs Group Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $209,576 (collateralized by non-U.S. Government debt securities, value $213,919, 0.00% to 10.00%, 6/1/06 to 5/31/36).	209,546	209,546
Goldman Sachs Group Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $314,365 (collateralized by non-U.S. Government debt securities, value $330,317, 0.00% to 10.00%, 6/1/06 to 5/31/36).	314,319	314,319
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.12%, due 6/1/06, maturity value $419,152 (collateralized by non-U.S. Government debt securities, value $432,034, 4.00% to 8.25%, 11/16/06 to 12/1/25).	419,092	419,092
Morgan Stanley Repurchase Agreement, 5.11%, due 6/1/06, maturity value $209,576 (collateralized by non-U.S. Government debt securities, value $219,913, 4.38% to 5.77%, 6/26/06 to 6/25/36).	209,546	209,546
Morgan Stanley Repurchase Agreement, 5.21%, due 6/1/06, maturity value $73,352 (collateralized by non-U.S. Government debt securities, value $92,403, 0.00% to 10.00%, 6/1/06 to 5/31/36).	73,341	73,341
Morgan Stanley Repurchase Agreement, 5.26%, due 6/4/07, maturity value $154,595 (collateralized by non-U.S. Government debt securities, value $175,010, 0.00% to 10.00%, 6/1/06 to 5/31/36).(6)	146,682	146,682

		4,096,624

TIME DEPOSITS(3)—0.69%
Societe Generale
5.08%, 06/01/06	314,319	314,319
SunTrust Bank
5.00%, 06/01/06	395,652	395,652

		709,971
VARIABLE & FLOATING RATE NOTES(3)—8.61%
Allstate Life Global Funding II
5.03%-5.14%, 05/04/07-06/15/07(7)	536,438	536,516
American Express Bank
5.04%, 07/19/06	52,386	52,386
American Express Centurion Bank
5.05%, 06/29/06	83,818	83,818
American Express Credit Corp.
5.16%, 03/05/07	62,864	62,903
Australia & New Zealand Banking Group Ltd.
5.06%, 06/22/07(7)	136,205	136,205
Beta Finance Inc.
5.16%, 06/27/07(7)	94,296	94,337
BMW US Capital LLC
5.08%, 05/16/07(7)	209,546	209,546
BNP Paribas
5.14%, 05/18/07(7)	387,660	387,660
Carlyle Loan Investment Ltd.
5.13%, 04/13/07-05/15/07(7)	37,718	37,719
Commodore CDO Ltd.
4.97%, 12/12/06(7)	52,386	52,386
Cullinan Finance Corp.
5.36%, 04/25/07(7)	52,386	52,386
DEPFA Bank PLC
4.92%, 03/15/07	209,546	209,546
Dorada Finance Inc.
3.93%-5.16%, 07/07/06-06/27/07(7)	180,210	180,260
Eli Lilly Services Inc.
4.80%, 06/01/07(7)	209,546	209,546
Fifth Third Bancorp.
5.06%, 01/23/07(7)	419,092	419,092
First Tennessee Bank N.A.
5.21%, 08/25/06	62,864	62,865
General Electric Capital Corp.
4.95%, 06/08/07	94,296	94,359
Hartford Life Global Funding Trusts
5.10%, 06/15/07	209,546	209,546
HBOS Treasury Services PLC
5.00%, 04/24/07(7)	209,546	209,546
K2 USA LLC
5.20%, 04/02/07(7)	73,341	73,341
Leafs LLC
5.08%, 01/22/07-02/20/07(7)	219,085	219,084
Links Finance LLC
5.04%-5.10%, 05/10/07-05/16/07(7)	230,501	230,479
Lothian Mortgages Master Issuer PLC
5.05%, 04/24/07(7)	101,837	101,837
Marshall & Ilsley Bank
4.88%, 06/15/07	115,250	115,250
Metropolitan Life Global Funding I
5.08%, 06/06/07(7)	314,319	314,319
Mortgage Interest Networking Trust
5.30%, 08/25/06(7)	26,403	26,417
Natexis Banques Populaires
5.06%, 05/15/07(7)	157,159	157,159
National City Bank of Indiana
5.17%, 05/21/07	104,773	104,782

Nationwide Building Society
5.03%-5.10%, 04/05/07-04/27/07(7)	565,774	565,792
Newcastle Ltd.
5.10%, 04/24/07(7)	73,865	73,845
Northern Rock PLC
5.08%, 05/03/07(7)	251,455	251,462
Permanent Financing PLC
5.04%, 06/12/06(7)	182,305	182,305
Pfizer Investment Capital PLC
5.04%, 02/15/07(7)	209,546	209,546
Principal Life Global Funding I
5.54%, 02/08/07	94,296	94,600
Sedna Finance Inc.
5.05%-5.17%, 09/20/06-05/25/07(7)	157,159	157,150
Skandinaviska Enskilda Bank NY
5.07%, 05/18/07(7)	209,546	209,546
Strips III LLC
5.13%, 07/24/06(7)	50,284	50,284
SunTrust Bank
4.99%, 05/01/07	209,546	209,558
Tango Finance Corp.
5.22%, 04/25/07(7)	144,587	144,573
UniCredito Italiano SpA
4.84%, 06/14/06	272,410	272,406
Union Hamilton Special Funding LLC
4.97%, 09/28/06(7)	209,546	209,546
US Bank N.A.
5.02%, 09/29/06	94,296	94,288
Wachovia Asset Securitization Inc.
5.07%, 06/25/06(7)	350,298	350,299
Wachovia Bank N.A.
5.11%, 05/22/07	419,092	419,092
Wells Fargo & Co.
5.07%, 06/15/07(7)	104,773	104,780
WhistleJacket Capital Ltd.
5.04%-5.10%, 06/22/06-06/13/07(7)	261,932	261,930
White Pine Finance LLC
5.04%-5.14%, 06/20/06-05/22/07(7)	259,627	258,762
Wind Master Trust
5.08%, 08/25/06-09/25/06(7)	70,772	70,772

		8,833,826

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,175,984)		20,175,984

TOTAL INVESTMENTS IN SECURITIES—119.08%
(Cost: $114,661,746)		122,228,135
Other Assets, Less Liabilities—(19.08)%		(19,581,651)

NET ASSETS—100.00%		$102,646,484

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	Affiliated issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The investment adviser has determined that this security or a portion of these securities is "illiquid," in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

May 31, 2006

Security	Shares	Value
COMMON STOCKS—99.31%

AUSTRALIA—66.49%
ABC Learning Centres Ltd.	687,730	$3,773,280
Alinta Ltd.	590,536	4,606,345
Alumina Ltd.	2,694,272	13,442,162
Amcor Ltd.	2,009,452	9,980,051
AMP Ltd.	4,346,376	28,661,905
Ansell Ltd.	353,080	2,605,107
APN News & Media Ltd.	653,004	2,559,110
Aristocrat Leisure Ltd.(1)	800,832	8,099,601
Australia & New Zealand Banking Group Ltd.	4,247,824	84,676,304
Australian Gas Light Co. Ltd.	1,063,896	13,390,147
Australian Stock Exchange Ltd.	244,828	5,627,696
AXA Asia Pacific Holdings Ltd.	2,028,464	9,111,361
Babcock & Brown Ltd.	328,442	4,955,557
BHP Billiton Ltd.	8,110,946	172,564,752
Billabong International Ltd.	331,934	3,644,861
BlueScope Steel Ltd.	1,619,124	9,298,326
Boral Ltd.	1,372,550	9,413,243
Brambles Industries Ltd.	2,274,456	18,272,772
Caltex Australia Ltd.	320,488	4,625,410
Centro Properties Group	1,913,422	9,531,954
CFS Retail Property Trust	3,138,920	4,400,103
Challenger Financial Services Group Ltd.	998,324	2,467,829
Coca-Cola Amatil Ltd.	1,213,082	6,399,675
Cochlear Ltd.	129,204	4,790,830
Coles Myer Ltd.	2,761,590	23,664,066
Commonwealth Bank of Australia	2,991,480	97,350,558
Commonwealth Property Office Fund	3,262,498	3,282,474
Computershare Ltd.	1,011,710	5,924,433
CSL Ltd.	424,666	16,482,551
CSR Ltd.	2,143,118	5,782,276
DB RREEF Trust	6,237,100	6,909,868
DCA Group Ltd.(1)	987,072	2,023,427
Downer EDI Ltd.	685,014	4,372,729
Foster’s Group Ltd.	4,713,230	18,932,830
Futuris Corp. Ltd.	1,368,864	2,259,301
Goodman Fielder Ltd.(2)	2,223,822	3,519,565
GPT Group	4,321,738	13,256,307
Harvey Norman Holdings Ltd.	1,256,926	3,647,037
Iluka Resources Ltd.	556,392	2,792,703
ING Industrial Fund	1,744,060	2,747,119
Insurance Australia Group Ltd.	3,687,552	14,479,234
Investa Property Group	3,529,636	5,400,024
James Hardie Industries NV	1,073,208	6,834,556
John Fairfax Holdings Ltd.	2,170,472	6,117,803
Leighton Holdings Ltd.	324,562	4,224,348
Lend Lease Corp. Ltd.	836,722	8,323,861
Lion Nathan Ltd.	691,610	4,039,547
Macquarie Airports	1,496,904	3,429,551
Macquarie Bank Ltd.	564,734	27,234,898
Macquarie Communications Infrastructure Group	768,274	3,115,072
Macquarie Goodman Group	2,944,920	12,295,692
Macquarie Infrastructure Group	5,614,166	14,301,173
Macquarie Office Trust	4,141,512	4,120,051

Mayne Pharma Ltd.(2)	1,462,954	2,954,848
Mirvac Group	2,037,388	6,571,844
Multiplex Group	1,454,224	3,441,364
National Australia Bank Ltd.	3,719,562	98,365,969
Newcrest Mining Ltd.	773,478	11,746,074
OneSteel Ltd.	1,343,256	3,654,565
Orica Ltd.	729,246	12,893,528
Origin Energy Ltd.	1,843,970	9,547,294
Pacific Brands Ltd.	1,164,388	1,851,612
Paladin Resources Ltd.(2)	958,748	3,504,418
PaperlinX Ltd.	1,030,140	2,367,913
Perpetual Ltd.	94,284	4,806,305
Publishing & Broadcasting Ltd.	324,562	4,537,444
Qantas Airways Ltd.	2,135,746	5,070,256
QBE Insurance Group Ltd.	1,843,388	29,758,150
Rinker Group Ltd.	2,140,014	29,837,199
Rio Tinto Ltd.	662,898	39,018,219
Santos Ltd.	1,386,712	12,018,598
SFE Corp. Ltd.	326,890	3,840,763
Sonic Healthcare Ltd.	600,430	6,357,823
Stockland Trust Group	3,150,948	16,029,306
Suncorp-Metway Ltd.	1,286,608	18,084,012
Symbion Health Ltd.	1,490,502	3,515,982
TABCORP Holdings Ltd.	1,222,006	14,017,085
Telstra Corp. Ltd.	4,919,646	13,755,534
Toll Holdings Ltd.	1,225,808	13,608,019
Transurban Group	1,859,296	9,360,406
UNiTAB Ltd.	276,062	3,037,590
Wesfarmers Ltd.	877,462	22,914,019
Westfield Group	3,450,484	42,257,430
Westpac Banking Corp. Ltd.	4,250,928	73,493,151
Woodside Petroleum Ltd.	1,090,086	36,147,906
Woolworths Ltd.	2,716,388	38,078,028
WorleyParsons Ltd.	310,788	5,366,103
Zinifex Ltd.	1,094,548	9,832,881

		1,375,403,073
HONG KONG—20.73%
ASM Pacific Technology Ltd.	388,000	2,005,620
Bank of East Asia Ltd.	3,336,800	12,710,431
BOC Hong Kong Holdings Ltd.	8,536,000	16,505,105
Cathay Pacific Airways Ltd.	2,328,000	3,841,188
Cheung Kong Holdings Ltd.	3,492,000	37,856,708
Cheung Kong Infrastructure Holdings Ltd.	970,000	2,869,638
CLP Holdings Ltd.	4,171,000	23,926,150
Esprit Holdings Ltd.	2,231,000	18,031,827
Foxconn International Holdings Ltd.(2)	4,656,000	12,483,861
Giordano International Ltd.	3,492,000	1,811,810
Hang Lung Properties Ltd.	4,268,736	7,566,144
Hang Seng Bank Ltd.	1,746,000	21,933,033
Henderson Land Development Co. Ltd.	1,746,000	9,126,573
Hong Kong & China Gas Co. Ltd.	8,342,836	18,712,662
Hong Kong Exchanges & Clearing Ltd.	2,328,000	15,709,859
Hongkong Electric Holdings Ltd.	3,201,000	14,132,496
Hopewell Holdings Ltd.	1,552,000	4,221,306
Hutchinson Telecommunications International Ltd.(2)	3,298,000	5,377,913
Hutchison Whampoa Ltd.	5,044,000	45,904,197
Hysan Development Co. Ltd.	1,552,000	3,971,228
Johnson Electric Holdings Ltd.	3,104,000	2,200,681
Kerry Properties Ltd.(1)	1,164,000	3,908,709
Kingboard Chemical Holdings Co. Ltd.	1,261,000	3,307,898
Li & Fung Ltd.	4,693,600	9,680,520
Link REIT (The)(2)	4,850,000	9,534,199
Melco International Development Ltd.(3)	14,000	36,635
MTR Corp. Ltd.	3,201,000	7,736,768
New World Development Co. Ltd.	6,014,941	9,692,013
Noble Group Ltd.	2,328,000	1,492,118

Orient Overseas International Ltd.	582,000	2,171,922
PCCW Ltd.	8,730,845	5,430,330
Shangri-La Asia Ltd.	2,716,000	5,304,140
Shun Tak Holdings Ltd.	1,940,000	2,713,339
Sino Land Co. Ltd.(1)	3,104,000	4,761,472
Solomon Systech International Ltd.	5,044,000	1,739,288
Sun Hung Kai Properties Ltd.	3,298,000	34,244,341
Swire Pacific Ltd. Class A	2,231,000	21,152,167
Techtronic Industries Co. Ltd.	2,425,000	3,516,713
Television Broadcasts Ltd.	582,000	3,353,537
Texwinca Holdings Ltd.	1,552,000	1,070,331
Wharf Holdings Ltd. (The)	2,910,000	10,428,225
Wing Hang Bank Ltd.	388,000	3,473,574
Yue Yuen Industrial Holdings Ltd.	1,164,000	3,188,486

		428,835,155
NEW ZEALAND—1.99%
Auckland International Airport Ltd.	2,302,198	3,043,856
Contact Energy Ltd.	655,332	3,236,685
Fisher & Paykel Appliances Holdings Ltd.	523,606	1,457,796
Fisher & Paykel Healthcare Corp. Ltd.	1,109,874	3,174,712
Fletcher Building Ltd.	1,100,950	6,368,352
Kiwi Income Property Trust	1,375,848	1,163,162
Sky City Entertainment Group Ltd.	1,003,756	3,400,740
Sky Network Television Ltd. New	459,786	1,624,982
Telecom Corp. of New Zealand Ltd.	4,656,000	13,288,543
Tower Ltd.(2)	654,944	1,357,187
Vector Ltd.	596,023	947,155
Warehouse Group Ltd. (The)	304,968	750,211
Waste Management NZ Ltd.	252,394	1,379,734

		41,193,115
SINGAPORE—10.10%
Allgreen Properties Ltd.	1,164,000	930,727
Ascendas Real Estate Investment Trust	2,134,000	2,735,550
CapitaLand Ltd.	2,716,000	7,066,633
CapitaMall Trust Management Ltd.	1,940,000	2,646,909
Chartered Semiconductor Manufacturing Ltd.(1)(2)	2,328,000	2,201,244
City Developments Ltd.	1,164,000	6,943,521
ComfortDelGro Corp. Ltd.	3,880,000	3,594,872
COSCO Corp.(Singapore) Ltd.	1,940,000	1,563,523
Creative Technology Ltd.(1)	116,400	657,418
DBS Group Holdings Ltd.	2,522,000	27,687,905
Fraser & Neave Ltd.	388,830	4,737,616
Haw Par Corp. Ltd.	194,397	678,502
Jardine Cycle & Carriage Ltd.	194,000	1,268,054
Keppel Corp. Ltd.	1,358,000	11,634,091
Keppel Land Ltd.(1)	776,000	1,989,491
Neptune Orient Lines Ltd.	970,000	1,175,720
Olam International Ltd.	1,552,000	1,487,194
Oversea-Chinese Banking Corp.	5,626,600	22,494,974
Parkway Holdings Ltd.	1,420,000	2,135,677
SembCorp Industries Ltd.	1,940,240	3,693,819
SembCorp Marine Ltd.	1,164,000	2,171,697
Singapore Airlines Ltd.	1,358,000	10,686,127
Singapore Exchange Ltd.	1,746,000	4,276,913
Singapore Land Ltd.	388,000	1,551,212
Singapore Petroleum Co. Ltd.	194,000	608,174
Singapore Post Ltd.	3,492,000	2,348,978
Singapore Press Holdings Ltd.	3,492,517	8,821,054
Singapore Technologies Engineering Ltd.	3,104,000	5,574,514
Singapore Telecommunications Ltd.	16,684,871	26,788,123
SMRT Corp. Ltd.	1,552,000	1,073,537
STATS ChipPAC Ltd.(2)	2,910,000	1,883,615
Suntec REIT	1,552,000	1,240,970
United Overseas Bank Ltd.	2,716,000	25,681,178
United Overseas Land Ltd.	1,236,000	2,274,654

Venture Corp. Ltd.	582,000	4,173,499
Want Want Holdings Ltd.	970,000	1,290,100
Wing Tai Holdings Ltd.	1,164,333	1,145,270

		208,913,055

TOTAL COMMON STOCKS
(Cost: $1,619,263,815)		2,054,344,398

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.60%

CERTIFICATES OF DEPOSIT(4)—0.02%
Credit Suisse First Boston NY
5.28%, 04/23/07	$12,379	12,379
Toronto-Dominion Bank
3.94%, 07/10/06	61,885	61,885
Washington Mutual Bank
5.04%, 06/21/06	123,770	123,770
Wells Fargo Bank N.A.
4.78%-5.02%, 06/12/06-12/05/06	136,147	136,147

		334,181
COMMERCIAL PAPER(4)—0.15%
Amstel Funding Corp.
5.01%-5.02%, 06/12/06-06/15/06	117,582	117,370
Aspen Funding Corp.
5.01%, 06/19/06	92,828	92,595
Atlantis One Funding Corp.
4.98%-5.01%, 06/12/06-06/29/06	154,713	154,404
Barton Capital Corp.
4.96%-5.01%, 06/23/06-06/27/06	154,713	154,223
Bryant Park Funding LLC
5.02%, 06/20/06	99,016	98,754
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	92,828	92,520
Cancara Asset Securitisation Ltd.
4.98%-5.01%, 06/02/06-06/08/06	125,854	125,789
CC USA Inc.
5.03%, 10/24/06	24,754	24,253
Chariot Funding LLC
4.99%-5.01%, 06/06/06-06/12/06	144,242	144,074
Charta LLC
4.96%, 06/21/06-06/23/06	105,205	104,894
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	111,393	111,045
Curzon Funding LLC
5.01%, 06/15/06	30,943	30,882
Fairway Finance Corp.
5.01%, 06/12/06-06/19/06	51,998	51,897
Falcon Asset Securitization Corp.
5.01%, 06/09/06	61,885	61,816
Gemini Securitization Corp.
4.96%-5.01%, 06/21/06-06/28/06	139,529	139,106
General Electric Capital Corp.
4.96%, 06/29/06	80,451	80,141
General Electric Co.
5.00%, 06/30/06	55,697	55,472
Giro Funding Corp.
5.02%, 06/27/06	61,885	61,661
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06	42,082	41,240
Household Finance Corp.
5.04%, 06/06/06	99,016	98,947
Jupiter Securitization Corp.
4.97%-5.01%, 06/02/06-06/19/06	287,237	286,836

KKR Atlantic Funding Trust
5.06%, 06/22/06	61,885	61,702
KKR Pacific Funding Trust
5.06%, 06/21/06-06/26/06	191,813	191,186
Lexington Parker Capital
5.02%, 06/19/06	62,419	62,262
Mont Blanc Capital Corp.
5.01%, 06/21/06	92,682	92,424
Park Granada LLC
4.96%, 06/19/06	57,553	57,410
Park Sienna LLC
4.96%-5.02%, 06/20/06-06/23/06	86,639	86,388
Scaldis Capital LLC
5.01%, 06/07/06	123,770	123,667
Sydney Capital Corp.
5.01%, 06/07/06	42,193	42,158
Thunder Bay Funding Inc.
4.97%, 06/15/06	37,381	37,309
Tulip Funding Corp.
5.00%, 06/01/06	61,885	61,885
Variable Funding Capital Corp.
4.95%-4.98%, 06/02/06-06/29/06	129,959	129,620

		3,073,930
MEDIUM-TERM NOTES(4)—0.02%
Bank of America N.A.
5.28%, 04/20/07	30,943	30,943
K2 USA LLC
3.94%, 07/07/06	74,262	74,262
Marshall & Ilsley Bank
5.18%, 12/15/06	123,770	124,000
Sigma Finance Inc.
5.13%, 03/30/07	43,320	43,320
Toronto-Dominion Bank
3.81%, 06/20/06	154,713	154,714
US Bank N.A.
2.85%, 11/15/06	24,754	24,546

		451,785
MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.00%(5)(6)	454,969	454,969

		454,969
REPURCHASE AGREEMENTS(4)—0.12%
Bank of America N.A. Repurchase Agreement, 5.03%, due 6/1/06, maturity value $309,468 (collateralized by U.S. Government obligations, value $347,472, 5.00% to 5.50%, 2/1/34 to 7/1/34).	$309,425	309,425
Banc of America Securities LLC Repurchase Agreement, 5.11%, due 6/1/06, maturity value $433,258 (collateralized by non-U.S. Government debt securities, value $442,237, 2.88% to 9.46%, 8/1/06 to 11/15/33).	433,196	433,196
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.12%, due 6/1/06, maturity value $185,681 (collateralized by non-U.S. Government debt securities, value $204,400, 0.47% to 7.40%, 2/25/31 to 11/10/42).	185,655	185,655
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $309,469 (collateralized by non-U.S. Government debt securities, value $325,174, 4.38% to 5.79%, 5/25/34 to 4/25/36).	309,425	309,425
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $61,894 (collateralized by non-U.S. Government debt securities, value $70,931, 0.00% to 10.00%, 6/1/06 to 5/31/36).	61,885	61,885

Goldman Sachs Group Inc. Repurchase Agreement, 5.04%, due 6/1/06, maturity value $309,468 (collateralized by U.S. Government obligations, value $315,883, 4.50% to 7.50%, 12/1/19 to 12/1/35).	309,425	309,425
Goldman Sachs Group Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $123,788 (collateralized by non-U.S. Government debt securities, value $126,353, 0.00% to 10.00%, 6/1/06 to 5/31/36).	123,770	123,770
Goldman Sachs Group Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $185,682 (collateralized by non-U.S. Government debt securities, value $195,104, 0.00% to 10.00%, 6/1/06 to 5/31/36).	185,655	185,655
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.12%, due 6/1/06, maturity value $247,575 (collateralized by non-U.S. Government debt securities, value $255,185, 4.00% to 8.25%, 11/16/06 to 12/1/25).	247,540	247,540
Morgan Stanley Repurchase Agreement, 5.11%, due 6/1/06, maturity value $123,788 (collateralized by non-U.S. Government debt securities, value $129,894, 4.38% to 5.77%, 6/26/06 to 6/25/36).	123,770	123,770
Morgan Stanley Repurchase Agreement, 5.21%, due 6/1/06, maturity value $43,326 (collateralized by non-U.S. Government debt securities, value $54,579, 0.00% to 10.00%, 6/1/06 to 5/31/36).	43,320	43,320
Morgan Stanley Repurchase Agreement, 5.26%, due 6/4/07, maturity value $91,313 (collateralized by non-U.S. Government debt securities, value $103,371, 0.00% to 10.00%, 6/1/06 to 5/31/36).(7)	86,639	86,639

		2,419,705
TIME DEPOSITS(4)—0.02%
Societe Generale
5.08%, 06/01/06	185,655	185,655
SunTrust Bank
5.00%, 06/01/06	233,695	233,695

		419,350
VARIABLE & FLOATING RATE NOTES(4)—0.25%
Allstate Life Global Funding II
5.03%-5.14%, 05/04/07-06/15/07(8)	316,852	316,899
American Express Bank
5.04%, 07/19/06	30,943	30,943
American Express Centurion Bank
5.05%, 06/29/06	49,508	49,508
American Express Credit Corp.
5.16%, 03/05/07	37,131	37,154
Australia & New Zealand Banking Group Ltd.
5.06%, 06/22/07(8)	80,451	80,451
Beta Finance Inc.
5.16%, 06/27/07(8)	55,697	55,721
BMW US Capital LLC
5.08%, 05/16/07(8)	123,770	123,770
BNP Paribas
5.14%, 05/18/07(8)	228,975	228,975
Carlyle Loan Investment Ltd.
5.13%, 04/13/07-05/15/07(8)	22,279	22,279
Commodore CDO Ltd.
4.97%, 12/12/06(8)	30,943	30,943
Cullinan Finance Corp.
5.36%, 04/25/07(8)	30,943	30,943
DEPFA Bank PLC
4.92%, 03/15/07	123,770	123,770
Dorada Finance Inc.
3.93%-5.16%, 07/07/06-06/27/07(8)	106,442	106,471
Eli Lilly Services Inc.
4.80%, 06/01/07(8)	123,770	123,770
Fifth Third Bancorp.
5.06%, 01/23/07(8)	247,540	247,540

First Tennessee Bank N.A.
5.21%, 08/25/06	37,131	37,132
General Electric Capital Corp.
4.95%, 06/08/07	55,697	55,734
Hartford Life Global Funding Trusts
5.10%, 06/15/07	123,770	123,770
HBOS Treasury Services PLC
5.00%, 04/24/07(8)	123,770	123,770
K2 USA LLC
5.20%, 04/02/07(8)	43,320	43,320
Leafs LLC
5.08%, 01/22/07-02/20/07(8)	129,404	129,404
Links Finance LLC
5.04%-5.10%, 05/10/07-05/16/07(8)	136,147	136,134
Lothian Mortgages Master Issuer PLC
5.05%, 04/24/07(8)	60,151	60,151
Marshall & Ilsley Bank
4.88%, 06/15/07	68,074	68,074
Metropolitan Life Global Funding I
5.08%, 06/06/07(8)	185,655	185,655
Mortgage Interest Networking Trust
5.30%, 08/25/06(8)	15,595	15,603
Natexis Banques Populaires
5.06%, 05/15/07(8)	92,828	92,828
National City Bank of Indiana
5.17%, 05/21/07	61,885	61,890
Nationwide Building Society
5.03%-5.10%, 04/05/07-04/27/07(8)	334,179	334,190
Newcastle Ltd.
5.10%, 04/24/07(8)	43,629	43,617
Northern Rock PLC
5.08%, 05/03/07(8)	148,524	148,528
Permanent Financing PLC
5.04%, 06/12/06(8)	107,680	107,680
Pfizer Investment Capital PLC
5.04%, 02/15/07(8)	123,770	123,770
Principal Life Global Funding I
5.54%, 02/08/07	55,697	55,877
Sedna Finance Inc.
5.05%-5.17%, 09/20/06-05/25/07(8)	92,828	92,822
Skandinaviska Enskilda Bank NY
5.07%, 05/18/07(8)	123,770	123,770
Strips III LLC
5.13%, 07/24/06(8)	29,701	29,701
SunTrust Bank
4.99%, 05/01/07	123,770	123,777
Tango Finance Corp.
5.22%, 04/25/07(8)	85,401	85,393
UniCredito Italiano SpA
4.84%, 06/14/06	160,901	160,899
Union Hamilton Special Funding LLC
4.97%, 09/28/06(8)	123,770	123,770
US Bank N.A.
5.02%, 09/29/06	55,697	55,692
Wachovia Asset Securitization Inc.
5.07%, 06/25/06(8)	206,907	206,906
Wachovia Bank N.A.
5.11%, 05/22/07	247,540	247,540
Wells Fargo & Co.
5.07%, 06/15/07(8)	61,885	61,889
WhistleJacket Capital Ltd.
5.04%-5.10%, 06/22/06-06/13/07(8)	154,713	154,710
White Pine Finance LLC
5.04%-5.14%, 06/20/06-05/22/07(8)	153,351	152,840
Wind Master Trust
5.08%, 08/25/06-09/25/06(8)	41,802	41,802

		5,217,775

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,371,695)	12,371,695

TOTAL INVESTMENTS IN SECURITIES—99.91%
(Cost: $1,631,635,510)	2,066,716,093
Other Assets, Less Liabilities—0.09%	1,805,319

NET ASSETS—100.00%	$2,068,521,412

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

May 31, 2006

Security	Shares	Value
COMMON STOCKS—99.68%

AIRLINES—4.58%
Singapore Airlines Ltd.	3,440,000	$27,069,425

		27,069,425
BANKS—36.07%
DBS Group Holdings Ltd.	7,135,000	78,331,958
Oversea-Chinese Banking Corp.	15,824,000	63,263,866
United Overseas Bank Ltd.	7,568,000	71,559,335

		213,155,159
BEVERAGES—2.84%
Fraser & Neave Ltd.	1,376,000	16,765,579

		16,765,579
COMPUTERS—0.36%
Creative Technology Ltd.(1)	378,400	2,137,175

		2,137,175
DISTRIBUTION & WHOLESALE—0.76%
Jardine Cycle & Carriage Ltd.	688,000	4,497,017

		4,497,017
DIVERSIFIED FINANCIAL SERVICES—2.00%
Singapore Exchange Ltd.	4,816,000	11,797,030

		11,797,030
ELECTRONICS—1.82%
Venture Corp. Ltd.	1,496,000	10,727,757

		10,727,757
ENGINEERING & CONSTRUCTION—4.28%
SembCorp Industries Ltd.	5,504,000	10,478,487
Singapore Technologies Engineering Ltd.	8,256,000	14,827,059

		25,305,546
FOOD—1.29%
Olam International Ltd.	4,128,000	3,955,629
Want Want Holdings Ltd.	2,752,000	3,660,160

		7,615,789
HEALTH CARE-SERVICES—0.88%
Parkway Holdings Ltd.	3,440,000	5,173,753

		5,173,753
HOLDING COMPANIES-DIVERSIFIED—5.85%
Haw Par Corp. Ltd.	688,000	2,401,320
Keppel Corp. Ltd.	3,290,000	28,185,684
Noble Group Ltd.	6,192,000	3,968,727

		34,555,731
MEDIA—4.41%
Singapore Press Holdings Ltd.	10,320,000	26,065,237

		26,065,237

OIL & GAS—0.36%
Singapore Petroleum Co. Ltd.	688,000	2,156,822

		2,156,822
REAL ESTATE—10.13%
Allgreen Properties Ltd.	2,752,000	2,200,482
CapitaLand Ltd.	7,568,000	19,690,824
City Developments Ltd.	3,037,000	18,116,385
Keppel Land Ltd.(1)	2,064,000	5,291,636
Singapore Land Ltd.	1,376,000	5,501,206
United Overseas Land Ltd.	3,440,000	6,330,753
Wing Tai Holdings Ltd.	2,752,000	2,706,943

		59,838,229
REAL ESTATE INVESTMENT TRUSTS—3.36%
Ascendas Real Estate Investment Trust	6,192,000	7,937,454
CapitaMall Trust Management Ltd.	5,504,000	7,509,582
Suntec REIT	5,504,000	4,400,965

		19,848,001
SEMICONDUCTORS—2.00%
Chartered Semiconductor Manufacturing Ltd.(1)(2)	6,880,000	6,505,394
STATS ChipPAC Ltd.(2)	8,256,000	5,344,028

		11,849,422
SHIPBUILDING—1.09%
SembCorp Marine Ltd.(1)	3,440,000	6,418,073

		6,418,073
TELECOMMUNICATIONS—13.09%
Singapore Telecommunications Ltd.	48,160,650	77,323,547

		77,323,547
TRANSPORTATION—4.51%
ComfortDelGro Corp. Ltd.	11,008,000	10,199,061
COSCO Corp. (Singapore) Ltd.	4,816,000	3,881,406
Neptune Orient Lines Ltd.	3,440,000	4,169,565
Singapore Post Ltd.	8,256,000	5,553,598
SMRT Corp. Ltd.	4,128,000	2,855,388

		26,659,018

TOTAL COMMON STOCKS
(Cost: $518,755,603)		588,958,310

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.84%

CERTIFICATES OF DEPOSIT(3)—0.05%
Credit Suisse First Boston NY
5.28%, 04/23/07	$11,297	11,297
Toronto-Dominion Bank
3.94%, 07/10/06	56,485	56,485
Washington Mutual Bank
5.04%, 06/21/06	112,970	112,970
Wells Fargo Bank N.A.
4.78%-5.02%, 06/12/06-12/05/06	124,267	124,267

		305,019
COMMERCIAL PAPER(3)—0.48%
Amstel Funding Corp.
5.01%-5.02%, 06/12/06-06/15/06	107,321	107,129

Aspen Funding Corp.
5.01%, 06/19/06	84,727	84,515
Atlantis One Funding Corp.
4.98%-5.01%, 06/12/06-06/29/06	141,212	140,930
Barton Capital Corp.
4.96%-5.01%, 06/23/06-06/27/06	141,212	140,765
Bryant Park Funding LLC
5.02%, 06/20/06	90,376	90,137
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	84,727	84,447
Cancara Asset Securitisation Ltd.
4.98%-5.01%, 06/02/06-06/08/06	114,872	114,813
CC USA Inc.
5.03%, 10/24/06	22,594	22,136
Chariot Funding LLC
4.99%-5.01%, 06/06/06-06/12/06	131,655	131,502
Charta LLC
4.96%, 06/21/06-06/23/06	96,024	95,742
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	101,673	101,355
Curzon Funding LLC
5.01%, 06/15/06	28,242	28,187
Fairway Finance Corp.
5.01%, 06/12/06-06/19/06	47,461	47,369
Falcon Asset Securitization Corp.
5.01%, 06/09/06	56,485	56,422
Gemini Securitization Corp.
4.96%-5.01%, 06/21/06-06/28/06	127,353	126,967
General Electric Capital Corp.
4.96%, 06/29/06	73,430	73,147
General Electric Co.
5.00%, 06/30/06	50,836	50,632
Giro Funding Corp.
5.02%, 06/27/06	56,485	56,280
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06	38,410	37,642
Household Finance Corp.
5.04%, 06/06/06	90,376	90,313
Jupiter Securitization Corp.
4.97%-5.01%, 06/02/06-06/19/06	262,173	261,806
KKR Atlantic Funding Trust
5.06%, 06/22/06	56,485	56,318
KKR Pacific Funding Trust
5.06%, 06/21/06-06/26/06	175,075	174,504
Lexington Parker Capital
5.02%, 06/19/06	56,972	56,829
Mont Blanc Capital Corp.
5.01%, 06/21/06	84,594	84,359
Park Granada LLC
4.96%, 06/19/06	52,531	52,401
Park Sienna LLC
4.96%-5.02%, 06/20/06-06/23/06	79,079	78,850
Scaldis Capital LLC
5.01%, 06/07/06	112,970	112,876
Sydney Capital Corp.
5.01%, 06/07/06	38,511	38,479
Thunder Bay Funding Inc.
4.97%, 06/15/06	34,119	34,053
Tulip Funding Corp.
5.00%, 06/01/06	56,485	56,485
Variable Funding Capital Corp.
4.95%-4.98%, 06/02/06-06/29/06	118,618	118,309

		2,805,699
MEDIUM-TERM NOTES(3)—0.07%
Bank of America N.A.
5.28%, 04/20/07	28,242	28,242

K2 USA LLC
3.94%, 07/07/06	67,782	67,782
Marshall & Ilsley Bank
5.18%, 12/15/06	112,970	113,180
Sigma Finance Inc.
5.13%, 03/30/07	39,539	39,539
Toronto-Dominion Bank
3.81%, 06/20/06	141,212	141,213
US Bank N.A.
2.85%, 11/15/06	22,594	22,404

		412,360
MONEY MARKET FUNDS—0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.00%(4)(5)	9,340	9,340

		9,340
REPURCHASE AGREEMENTS(3)—0.37%
Bank of America N.A. Repurchase Agreement, 5.03%, due 6/1/06, maturity value $282,464 (collateralized by U.S. Government obligations, value $317,151, 5.00% to 5.50%, 2/1/34 to 7/1/34).	$282,425	282,425
Banc of America Securities LLC Repurchase Agreement, 5.11%, due 6/1/06, maturity value $395,451 (collateralized by non-U.S. Government debt securities, value $403,647, 2.88% to 9.46%, 8/1/06 to 11/15/33).	395,395	395,395
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.12%, due 6/1/06, maturity value $169,479 (collateralized by non-U.S. Government debt securities, value $186,564, 0.47% to 7.40%, 2/25/31 to 11/10/42).	169,455	169,455
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $282,465 (collateralized by non-U.S. Government debt securities, value $296,799, 4.38% to 5.79%, 5/25/34 to 4/25/36).	282,425	282,425
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $56,493 (collateralized by non-U.S. Government debt securities, value $64,742, 0.00% to 10.00%, 6/1/06 to 5/31/36).	56,485	56,485
Goldman Sachs Group Inc. Repurchase Agreement, 5.04%, due 6/1/06, maturity value $282,465 (collateralized by U.S. Government obligations, value $288,319, 4.50% to 7.50%, 12/1/19 to 12/1/35).	282,425	282,425
Goldman Sachs Group Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $112,986 (collateralized by non-U.S. Government debt securities, value $115,328, 0.00% to 10.00%, 6/1/06 to 5/31/36).	112,970	112,970
Goldman Sachs Group Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $169,480 (collateralized by non-U.S. Government debt securities, value $178,080, 0.00% to 10.00%, 6/1/06 to 5/31/36).	169,455	169,455
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.12%, due 6/1/06, maturity value $225,972 (collateralized by non-U.S. Government debt securities, value $232,917, 4.00% to 8.25%, 11/16/06 to 12/1/25).	225,940	225,940
Morgan Stanley Repurchase Agreement, 5.11%, due 6/1/06, maturity value $112,986 (collateralized by non-U.S. Government debt securities, value $118,559, 4.38% to 5.77%, 6/26/06 to 6/25/36).	112,970	112,970

Morgan Stanley Repurchase Agreement, 5.21%, due 6/1/06, maturity value $39,545 (collateralized by non-U.S. Government debt securities, value $49,816, 0.00% to 10.00%, 6/1/06 to 5/31/36).	39,539	39,539
Morgan Stanley Repurchase Agreement, 5.26%, due 6/4/07, maturity value $83,345 (collateralized by non-U.S. Government debt securities, value $94,351, 0.00% to 10.00%, 6/1/06 to 5/31/36).(6)	79,079	79,079

		2,208,563
TIME DEPOSITS(3)—0.06%
Societe Generale
5.08%, 06/01/06	169,455	169,455
SunTrust Bank
5.00%, 06/01/06	213,303	213,303

		382,758
VARIABLE & FLOATING RATE NOTES(3)—0.81%
Allstate Life Global Funding II
5.03%-5.14%, 05/04/07-06/15/07(7)	289,203	289,246
American Express Bank
5.04%, 07/19/06	28,242	28,242
American Express Centurion Bank
5.05%, 06/29/06	45,188	45,188
American Express Credit Corp.
5.16%, 03/05/07	33,891	33,912
Australia & New Zealand Banking Group Ltd.
5.06%, 06/22/07(7)	73,430	73,430
Beta Finance Inc.
5.16%, 06/27/07(7)	50,836	50,859
BMW US Capital LLC
5.08%, 05/16/07(7)	112,970	112,970
BNP Paribas
5.14%, 05/18/07(7)	208,994	208,994
Carlyle Loan Investment Ltd.
5.13%, 04/13/07-05/15/07(7)	20,335	20,335
Commodore CDO Ltd.
4.97%, 12/12/06(7)	28,242	28,242
Cullinan Finance Corp.
5.36%, 04/25/07(7)	28,242	28,242
DEPFA Bank PLC
4.92%, 03/15/07	112,970	112,970
Dorada Finance Inc.
3.93%-5.16%, 07/07/06-06/27/07(7)	97,154	97,181
Eli Lilly Services Inc.
4.80%, 06/01/07(7)	112,970	112,970
Fifth Third Bancorp.
5.06%, 01/23/07(7)	225,940	225,940
First Tennessee Bank N.A.
5.21%, 08/25/06	33,891	33,892
General Electric Capital Corp.
4.95%, 06/08/07	50,836	50,871
Hartford Life Global Funding Trusts
5.10%, 06/15/07	112,970	112,970
HBOS Treasury Services PLC
5.00%, 04/24/07(7)	112,970	112,970
K2 USA LLC
5.20%, 04/02/07(7)	39,539	39,539
Leafs LLC
5.08%, 01/22/07-02/20/07(7)	118,112	118,113
Links Finance LLC
5.04%-5.10%, 05/10/07-05/16/07(7)	124,267	124,255
Lothian Mortgages Master Issuer PLC
5.05%, 04/24/07(7)	54,902	54,902

Marshall & Ilsley Bank
4.88%, 06/15/07	62,133	62,133
Metropolitan Life Global Funding I
5.08%, 06/06/07(7)	169,455	169,455
Mortgage Interest Networking Trust
5.30%, 08/25/06(7)	14,234	14,242
Natexis Banques Populaires
5.06%, 05/15/07(7)	84,727	84,727
National City Bank of Indiana
5.17%, 05/21/07	56,485	56,490
Nationwide Building Society
5.03%-5.10%, 04/05/07-04/27/07(7)	305,019	305,028
Newcastle Ltd.
5.10%, 04/24/07(7)	39,822	39,811
Northern Rock PLC
5.08%, 05/03/07(7)	135,564	135,568
Permanent Financing PLC
5.04%, 06/12/06(7)	98,284	98,283
Pfizer Investment Capital PLC
5.04%, 02/15/07(7)	112,970	112,970
Principal Life Global Funding I
5.54%, 02/08/07	50,836	51,001
Sedna Finance Inc.
5.05%-5.17%, 09/20/06-05/25/07(7)	84,727	84,722
Skandinaviska Enskilda Bank NY
5.07%, 05/18/07(7)	112,970	112,970
Strips III LLC
5.13%, 07/24/06(7)	27,109	27,109
SunTrust Bank
4.99%, 05/01/07	112,970	112,976
Tango Finance Corp.
5.22%, 04/25/07(7)	77,949	77,942
UniCredito Italiano SpA
4.84%, 06/14/06	146,861	146,859
Union Hamilton Special Funding LLC
4.97%, 09/28/06(7)	112,970	112,970
US Bank N.A.
5.02%, 09/29/06	50,836	50,832
Wachovia Asset Securitization Inc.
5.07%, 06/25/06(7)	188,852	188,852
Wachovia Bank N.A.
5.11%, 05/22/07	225,940	225,940
Wells Fargo & Co.
5.07%, 06/15/07(7)	56,485	56,489
WhistleJacket Capital Ltd.
5.04%-5.10%, 06/22/06-06/13/07(7)	141,212	141,210
White Pine Finance LLC
5.04%-5.14%, 06/20/06-05/22/07(7)	139,970	139,503
Wind Master Trust
5.08%, 08/25/06-09/25/06(7)	38,154	38,155

		4,762,470

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,886,209)		10,886,209

TOTAL INVESTMENTS IN SECURITIES—101.52%
(Cost: $529,641,812)		599,844,519
Other Assets, Less Liabilities—(1.52)%		(8,969,111)

NET ASSETS—100.00%		$590,875,408

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	Affiliated issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

May 31, 2006

Security	Shares	Value
COMMON STOCKS—99.87%

BANKS—14.42%
FirstRand Ltd.	5,662,209	$14,972,411
Nedbank Group Ltd.	402,132	6,904,842
Standard Bank Group Ltd.	2,452,398	28,571,947

		50,449,200
BUILDING MATERIALS—0.42%
Pretoria Portland Cement Co. Ltd.	27,462	1,464,025

		1,464,025
DIVERSIFIED FINANCIAL SERVICES—2.53%
African Bank Investments Ltd.	942,816	4,026,060
Alexander Forbes Ltd.(1)	665,505	1,391,127
Investec Ltd.	66,861	3,434,045

		8,851,232
ELECTRONICS—0.99%
Reunert Ltd.	355,565	3,450,799

		3,450,799
ENGINEERING & CONSTRUCTION—1.41%
Aveng Ltd.	814,071	2,680,144
Murray & Roberts Holdings Ltd.	614,840	2,250,053

		4,930,197
FOOD—3.52%
Shoprite Holdings Ltd.	851,874	3,167,102
SPAR Group Ltd. (The)	343,344	1,720,437
Tiger Brands Ltd.	325,473	7,410,919

		12,298,458
FOREST PRODUCTS & PAPER—1.47%
Sappi Ltd.	415,137	5,145,282

		5,145,282
HEALTH CARE-PRODUCTS—0.69%
Aspen Pharmacare Holdings Ltd.(1)	429,464	2,398,201

		2,398,201
HEALTH CARE-SERVICES—0.98%
Network Healthcare Holdings Ltd.(1)	2,501,362	3,417,314

		3,417,314
HOLDING COMPANIES-DIVERSIFIED—7.52%
AVI Ltd.	651,264	1,502,356
Barloworld Ltd.	439,047	7,492,807
Bidvest Group Ltd.	520,467	7,771,841
Imperial Holdings Ltd.(1)	376,671	8,098,637
Tongaat-Hulett Group Ltd.	105,639	1,451,107

		26,316,748

HOME FURNISHINGS—1.79%
Lewis Group Ltd.	58,839	512,090
Steinhoff International Holdings Ltd.	1,797,933	5,763,587

		6,275,677
INSURANCE—4.46%
Liberty Group Ltd.(1)	252,003	2,897,235
Metropolitan Holdings Ltd.	1,140,156	2,136,462
Sanlam Ltd.	4,631,475	10,587,217

		15,620,914
IRON & STEEL—1.09%
Mittal Steel South Africa Ltd.	403,857	3,798,879

		3,798,879
MEDIA—3.18%
Naspers Ltd.	606,142	11,131,835

		11,131,835
MINING—23.16%
Anglo Platinum Ltd.	132,066	11,772,064
AngloGold Ashanti Ltd.	303,600	14,007,077
Gold Fields Ltd.	992,082	21,848,764
Harmony Gold Mining Co. Ltd.(1)	675,993	9,507,807
Impala Platinum Holdings Ltd.	128,271	21,737,601
Kumba Resources Ltd.	123,717	2,137,224

		81,010,537
OIL & GAS—12.61%
Sasol Ltd.	1,175,681	44,113,271

		44,113,271
PACKAGING & CONTAINERS—1.14%
Consol Ltd.	637,008	1,269,736
Nampak Ltd.	1,053,354	2,728,733

		3,998,469
REAL ESTATE—0.49%
Allan Gray Property Trust	2,029,980	1,721,581

		1,721,581
RETAIL—7.77%
Edgars Consolidated Stores Ltd.	978,075	5,073,285
Ellerine Holdings Ltd.	212,175	2,598,371
Foschini Ltd.	420,258	3,394,693
JD Group Ltd.	355,005	4,187,442
Massmart Holdings Ltd.	396,305	3,035,528
Pick’n Pay Stores Ltd.	447,051	1,842,938
Truworths International Ltd.	941,091	3,393,408
Woolworths Holdings Ltd.	1,605,492	3,650,861

		27,176,526
TELECOMMUNICATIONS—9.76%
MTN Group Ltd.	2,701,957	22,470,923
Telkom South Africa Ltd.	546,236	11,662,822

		34,133,745
TRANSPORTATION—0.47%
Grindrod Ltd.	398,132	710,366
Super Group Ltd.	584,172	950,724

		1,661,090

TOTAL COMMON STOCKS
(Cost: $371,680,468)		349,363,980

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.01%

MONEY MARKET FUNDS—0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.00%(2)(3)	35,799	35,799

		35,799

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,799)		35,799

TOTAL INVESTMENTS IN SECURITIES—99.88%
(Cost: $371,716,267)		349,399,779
Other Assets, Less Liabilities—0.12%		415,872

NET ASSETS—100.00%		$349,815,651

(1)	Non-income earning security.
(2)	Affiliated issuer. See Note 2.
(3)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA INDEX FUND

May 31, 2006

Security	Shares	Value
COMMON STOCKS—94.99%

ADVERTISING—0.29%
Cheil Communications Inc.	25,622	$5,256,073

		5,256,073
AEROSPACE & DEFENSE—0.34%
Hanjin Heavy Industries & Construction Co. Ltd.	226,710	6,137,016

		6,137,016
AGRICULTURE—2.00%
KT&G Corp.(1)	607,620	35,723,456

		35,723,456
AIRLINES—0.45%
Asiana Airlines(2)	105,259	923,813
Korean Air Co. Ltd.	194,750	7,084,065

		8,007,878
AUTO MANUFACTURERS—4.52%
Hyundai Motor Co. Ltd.	817,950	63,571,243
Kia Motors Corp.(1)	997,120	17,133,552

		80,704,795
AUTO PARTS & EQUIPMENT—1.76%
Hankook Tire Co. Ltd.	551,650	7,466,554
Hyundai Mobis	303,816	24,030,281

		31,496,835
BANKS—9.60%
Daegu Bank	646,570	10,699,821
Kookmin Bank	1,791,709	146,830,335
Korea Exchange Bank(2)	514,140	6,333,648
Pusan Bank	578,230	7,459,454

		171,323,258
BEVERAGES—0.28%
Hite Brewery Co. Ltd.(1)	46,740	5,065,930

		5,065,930
CHEMICALS—1.46%
Hanwha Chemical Corp.	257,070	2,710,149
Honam Petrochemical Corp.	70,110	3,640,056
KCC Corp.	23,370	5,337,760
Korea Zinc Co. Ltd.	15,250	1,365,840
LG Chem Ltd.	233,700	9,501,708
LG Petrochemical Co. Ltd.	82,895	1,691,735
Samsung Fine Chemicals Co. Ltd.	68,890	1,821,138

		26,068,386
COMMERCIAL SERVICES—0.27%
S1 Corp.	119,190	4,782,976

		4,782,976
COSMETICS & PERSONAL CARE—0.59%
AmorePacific Corp.(3)	11,810	3,996,173
AmorePacific Corp. New(2)(3)	19,350	6,547,553

		10,543,726

DISTRIBUTION & WHOLESALE—1.88%
Daewoo International Corp.	158,150	5,953,410
Hyosung Corp.(2)	42,655	737,453
LG International Corp.	288,230	7,009,929
Samsung Corp.	724,470	19,917,754

		33,618,546
DIVERSIFIED FINANCIAL SERVICES—8.22%
Daewoo Securities Co. Ltd.(1)	623,200	9,752,945
Daishin Securities Co. Ltd.(1)	194,750	3,706,778
Hana Financial Group Inc.	599,831	27,210,267
Hyundai Securities Co. Ltd.(1)	599,830	7,484,397
Korea Investment Holdings Co. Ltd.	193,545	6,518,355
Mirae Asset Securities Co. Ltd.	70,110	4,448,134
Samsung Securities Co.(1)	296,020	16,057,762
Shinhan Financial Group Ltd.	1,184,080	55,216,166
Tong Yang Investment Bank(2)	428,450	5,776,396
Woori Investment & Securities Co.(1)	498,560	10,622,802

		146,794,002
ELECTRIC—3.20%
Korea Electric Power Corp.	1,378,830	57,153,575

		57,153,575
ELECTRICAL COMPONENTS & EQUIPMENT—23.89%
LG Electronics Inc.(1)	545,306	39,786,522
LS Cable Ltd.	101,270	3,458,836
Samsung Electronics Co. Ltd.	592,040	383,132,579

		426,377,937
ELECTRONICS—3.72%
Daeduck Electronics Co. Ltd.	708,851	6,093,855
Hyundai Autonet Co. Ltd.(2)	345,710	4,203,939
LG.Philips LCD Co. Ltd.(2)	545,300	20,354,330
Samsung Electro-Mechanics Co. Ltd.(1)(2)	565,330	18,023,368
Samsung SDI Co. Ltd.	210,330	17,748,053

		66,423,545
ENGINEERING & CONSTRUCTION—2.57%
Daelim Industrial Co. Ltd.	132,430	9,662,335
Daewoo Engineering & Construction Co. Ltd.	761,630	11,194,519
GS Engineering & Construction Corp.	186,960	13,206,014
Hyundai Engineering & Construction Co. Inc.(1)(2)	202,540	9,980,294
Samsung Engineering Co. Ltd.	37,170	1,766,725

		45,809,887
ENVIRONMENTAL CONTROL—0.30%
Woongjin Coway Co. Ltd.	218,120	5,304,811

		5,304,811
FOOD—0.97%
CJ Corp.(1)	101,270	11,779,317
Nong Shim Co. Ltd.(1)	15,582	4,613,472
ORION Corp.	3,369	958,296

		17,351,085
HOLDING COMPANIES-DIVERSIFIED—0.00%
GS Holdings Corp.	2	60
LG Corp.	3	97

		157
HOME BUILDERS—0.89%
Hyundai Development Co.	312,627	15,834,655

		15,834,655

HOUSEHOLD PRODUCTS & WARES—0.27%
LG Household & Health Care Ltd.	64,460	4,784,913

		4,784,913
INSURANCE—2.04%
Dongbu Insurance Co. Ltd.	43,990	1,125,683
Hyundai Marine & Fire Insurance Co. Ltd.	82,960	1,210,583
Korean Reinsurance Co.	389,500	4,942,371
Samsung Fire & Marine Insurance Co. Ltd.	207,261	29,148,475

		36,427,112
INTERNET—1.54%
Daum Commerce Co. Ltd.(2)(3)	16,160	874,045
Daum Communications Corp.(2)	62,563	3,201,913
NCsoft Corp.(2)	48,480	2,870,762
NHN Corp.(2)	67,773	20,553,343

		27,500,063
IRON & STEEL—5.89%
Dongkuk Steel Mill Co. Ltd.	160,531	2,843,285
POSCO	389,500	102,348,261

		105,191,546
LODGING—0.59%
Kangwon Land Inc.(1)	592,932	10,501,862

		10,501,862
MACHINERY-DIVERSIFIED—0.31%
Doosan Infracore Co. Ltd.	334,970	5,454,730

		5,454,730
MANUFACTURING—0.48%
Cheil Industries Inc.(1)	241,490	8,541,652

		8,541,652
MINING—0.09%
Poongsan Corp.(1)	80,818	1,662,166

		1,662,166
MULTIPLE UTILITIES—0.64%
KT Freetel	316,370	11,357,472

		11,357,472
OIL & GAS—3.09%
SK Corp.	568,670	38,364,329
S-Oil Corp.	233,700	16,828,772

		55,193,101
PHARMACEUTICALS—0.55%
Dong-A Pharmaceutical Co. Ltd.	9	551
Hanmi Pharm Co. Ltd.	31,160	3,920,947
Yuhan Corp.	38,959	5,973,411

		9,894,909
RETAIL—3.20%
Hyundai Department Store Co. Ltd.	77,900	6,713,387
Lotte Shopping Co. Ltd.	38,950	14,415,248
Shinsegae Co. Ltd.	77,900	35,914,561

		57,043,196
SEMICONDUCTORS—0.34%
Samsung Techwin Co. Ltd.	188,490	5,979,380

		5,979,380
SHIPBUILDING—3.82%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	521,930	14,349,350

Hyundai Heavy Industries Co. Ltd.	269,850	27,621,317
Hyundai Mipo Dockyard	66,580	6,174,332
Samsung Heavy Industries Co. Ltd.(1)	942,590	19,984,064

		68,129,063
TELECOMMUNICATIONS—4.59%
KT Corp.	500,091	21,337,287
KT Corp. ADR	467,400	10,306,170
SK Telecom Co. Ltd.	126,380	30,135,022
SK Telecom Co. Ltd. ADR	772,768	20,169,245

		81,947,724
TRANSPORTATION—0.35%
Hanjin Shipping Co. Ltd.(1)	257,070	6,252,099

		6,252,099

TOTAL COMMON STOCKS
(Cost: $1,189,878,014)		1,695,639,517

Security	Shares	Value
PREFERRED STOCKS—2.57%

AUTO MANUFACTURERS—0.58%
Hyundai Motor Co. Ltd.	218,120	10,309,785

		10,309,785
ELECTRICAL COMPONENTS & EQUIPMENT—1.99%
LG Electronics Inc.	163,590	6,962,565
Samsung Electronics Co. Ltd.	58,152	28,593,296

		35,555,861

TOTAL PREFERRED STOCKS
(Cost: $43,834,437)		45,865,646

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.03%

CERTIFICATES OF DEPOSIT(4)—0.17%
Credit Suisse First Boston NY
5.28%, 04/23/07	$111,916	111,916
Toronto-Dominion Bank
3.94%, 07/10/06	559,594	559,594
Washington Mutual Bank
5.04%, 06/21/06	1,119,188	1,119,188
Wells Fargo Bank N.A.
4.78%-5.02%, 06/12/06-12/05/06	1,231,106	1,231,106

		3,021,804
COMMERCIAL PAPER(4)—1.56%
Amstel Funding Corp.
5.01%-5.02%, 06/12/06-06/15/06	1,063,228	1,061,318
Aspen Funding Corp.
5.01%, 06/19/06	839,391	837,288
Atlantis One Funding Corp.
4.98%-5.01%, 06/12/06-06/29/06	1,398,985	1,396,187
Barton Capital Corp.
4.96%-5.01%, 06/23/06-06/27/06	1,398,985	1,394,556

Bryant Park Funding LLC
5.02%, 06/20/06	895,350	892,980
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	839,391	836,611
Cancara Asset Securitisation Ltd.
4.98%-5.01%, 06/02/06-06/08/06	1,138,035	1,137,441
CC USA Inc.
5.03%, 10/24/06	223,838	219,303
Chariot Funding LLC
4.99%-5.01%, 06/06/06-06/12/06	1,304,301	1,302,785
Charta LLC
4.96%, 06/21/06-06/23/06	951,309	948,503
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	1,007,269	1,004,120
Curzon Funding LLC
5.01%, 06/15/06	279,797	279,252
Fairway Finance Corp.
5.01%, 06/12/06-06/19/06	470,193	469,277
Falcon Asset Securitization Corp.
5.01%, 06/09/06	559,594	558,971
Gemini Securitization Corp.
4.96%-5.01%, 06/21/06-06/28/06	1,261,683	1,257,856
General Electric Capital Corp.
4.96%, 06/29/06	727,472	724,668
General Electric Co.
5.00%, 06/30/06	503,634	501,606
Giro Funding Corp.
5.02%, 06/27/06	559,594	557,565
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06	380,524	372,910
Household Finance Corp.
5.04%, 06/06/06	895,350	894,723
Jupiter Securitization Corp.
4.97%-5.01%, 06/02/06-06/19/06	2,597,332	2,593,705
KKR Atlantic Funding Trust
5.06%, 06/22/06	559,594	557,942
KKR Pacific Funding Trust
5.06%, 06/21/06-06/26/06	1,734,461	1,728,799
Lexington Parker Capital
5.02%, 06/19/06	564,418	563,001
Mont Blanc Capital Corp.
5.01%, 06/21/06	838,070	835,737
Park Granada LLC
4.96%, 06/19/06	520,422	519,132
Park Sienna LLC
4.96%-5.02%, 06/20/06-06/23/06	783,431	781,153
Scaldis Capital LLC
5.01%, 06/07/06	1,119,188	1,118,253
Sydney Capital Corp.
5.01%, 06/07/06	381,531	381,212
Thunder Bay Funding Inc.
4.97%, 06/15/06	338,017	337,364
Tulip Funding Corp.
5.00%, 06/01/06	559,594	559,594
Variable Funding Capital Corp.
4.95%-4.98%, 06/02/06-06/29/06	1,175,147	1,172,076

		27,795,888
MEDIUM-TERM NOTES(4)—0.23%
Bank of America N.A.
5.28%, 04/20/07	279,797	279,797
K2 USA LLC
3.94%, 07/07/06	671,513	671,509
Marshall & Ilsley Bank
5.18%, 12/15/06	1,119,188	1,121,266
Sigma Finance Inc.
5.13%, 03/30/07	391,716	391,716
Toronto-Dominion Bank
3.81%, 06/20/06	1,398,985	1,398,992
US Bank N.A.
2.85%, 11/15/06	223,838	221,953

		4,085,233

REPURCHASE AGREEMENTS(4)—1.22%
Bank of America N.A. Repurchase Agreement, 5.03%, due 6/1/06, maturity value $2,798,360 (collateralized by U.S. Government obligations, value $3,142,002, 5.00% to 5.50%, 2/1/34 to 7/1/34).	2,797,969	2,797,969
Banc of America Securities LLC Repurchase Agreement, 5.11%, due 6/1/06, maturity value $3,917,713 (collateralized by non-U.S. Government debt securities, value $3,998,912, 2.88% to 9.46%, 8/1/06 to 11/15/33).	3,917,157	3,917,157
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.12%, due 6/1/06, maturity value $1,679,020 (collateralized by non-U.S. Government debt securities, value $1,848,283, 0.47% to 7.40%, 2/25/31 to 11/10/42).	1,678,781	1,678,781
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $2,798,366 (collateralized by non-U.S. Government debt securities, value $2,940,376, 4.38% to 5.79%, 5/25/34 to 4/25/36).	2,797,969	2,797,969
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $559,675 (collateralized by non-U.S. Government debt securities, value $641,395, 0.00% to 10.00%, 6/1/06 to 5/31/36).	559,594	559,594
Goldman Sachs Group Inc. Repurchase Agreement, 5.04%, due 6/1/06, maturity value $2,798,361 (collateralized by U.S. Government obligations, value $2,856,365, 4.50% to 7.50%, 12/1/19 to 12/1/35).	2,797,969	2,797,969
Goldman Sachs Group Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $1,119,347 (collateralized by non-U.S. Government debt securities, value $1,142,546, 0.00% to 10.00%, 6/1/06 to 5/31/36).	1,119,188	1,119,188
Goldman Sachs Group Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $1,679,024 (collateralized by non-U.S. Government debt securities, value $1,764,226, 0.00% to 10.00%, 6/1/06 to 5/31/36).	1,678,781	1,678,781
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.12%, due 6/1/06, maturity value $2,238,693 (collateralized by non-U.S. Government debt securities, value $2,307,498, 4.00% to 8.25%, 11/16/06 to 12/1/25).	2,238,375	2,238,375
Morgan Stanley Repurchase Agreement, 5.11%, due 6/1/06, maturity value $1,119,347 (collateralized by non-U.S. Government debt securities, value $1,174,558, 4.38% to 5.77%, 6/26/06 to 6/25/36).	1,119,188	1,119,188
Morgan Stanley Repurchase Agreement, 5.21%, due 6/1/06, maturity value $391,773 (collateralized by non-U.S. Government debt securities, value $493,526, 0.00% to 10.00%, 6/1/06 to 5/31/36).	391,716	391,716
Morgan Stanley Repurchase Agreement, 5.26%, due 6/4/07, maturity value $825,694 (collateralized by non-U.S. Government debt securities, value $934,729, 0.00% to 10.00%, 6/1/06 to 5/31/36).(5)	783,431	783,431

		21,880,118
TIME DEPOSITS(4)—0.21%
Societe Generale
5.08%, 06/01/06	1,678,781	1,678,781
SunTrust Bank
5.00%, 06/01/06	2,113,183	2,113,183

		3,791,964

VARIABLE & FLOATING RATE NOTES(4)—2.64%
Allstate Life Global Funding II
5.03%-5.14%, 05/04/07-06/15/07(6)	2,865,120	2,865,546
American Express Bank
5.04%, 07/19/06	279,797	279,797
American Express Centurion Bank
5.05%, 06/29/06	447,675	447,675
American Express Credit Corp.
5.16%, 03/05/07	335,756	335,964
Australia & New Zealand Banking Group Ltd.
5.06%, 06/22/07(6)	727,472	727,472
Beta Finance Inc.
5.16%, 06/27/07(6)	503,634	503,855
BMW US Capital LLC
5.08%, 05/16/07(6)	1,119,188	1,119,188
BNP Paribas
5.14%, 05/18/07(6)	2,070,497	2,070,497
Carlyle Loan Investment Ltd.
5.13%, 04/13/07-05/15/07(6)	201,454	201,454
Commodore CDO Ltd.
4.97%, 12/12/06(6)	279,797	279,797
Cullinan Finance Corp.
5.36%, 04/25/07(6)	279,797	279,797
DEPFA Bank PLC
4.92%, 03/15/07	1,119,188	1,119,188
Dorada Finance Inc.
3.93%-5.16%, 07/07/06-06/27/07(6)	962,501	962,768
Eli Lilly Services Inc.
4.80%, 06/01/07(6)	1,119,188	1,119,188
Fifth Third Bancorp.
5.06%, 01/23/07(6)	2,238,375	2,238,375
First Tennessee Bank N.A.
5.21%, 08/25/06	335,756	335,763
General Electric Capital Corp.
4.95%, 06/08/07	503,634	503,974
Hartford Life Global Funding Trusts
5.10%, 06/15/07	1,119,188	1,119,188
HBOS Treasury Services PLC
5.00%, 04/24/07(6)	1,119,188	1,119,188
K2 USA LLC
5.20%, 04/02/07(6)	391,716	391,716
Leafs LLC
5.08%, 01/22/07-02/20/07(6)	1,170,134	1,170,133
Links Finance LLC
5.04%-5.10%, 05/10/07-05/16/07(6)	1,231,106	1,230,988
Lothian Mortgages Master Issuer PLC
5.05%, 04/24/07(6)	543,914	543,914
Marshall & Ilsley Bank
4.88%, 06/15/07	615,553	615,553
Metropolitan Life Global Funding I
5.08%, 06/06/07(6)	1,678,781	1,678,781
Mortgage Interest Networking Trust
5.30%, 08/25/06(6)	141,018	141,094
Natexis Banques Populaires
5.06%, 05/15/07(6)	839,391	839,391
National City Bank of Indiana
5.17%, 05/21/07	559,594	559,640
Nationwide Building Society
5.03%-5.10%, 04/05/07-04/27/07(6)	3,021,807	3,021,901
Newcastle Ltd.
5.10%, 04/24/07(6)	394,514	394,409
Northern Rock PLC
5.08%, 05/03/07(6)	1,343,025	1,343,061

Permanent Financing PLC
5.04%, 06/12/06(6)	973,693	973,694
Pfizer Investment Capital PLC
5.04%, 02/15/07(6)	1,119,188	1,119,188
Principal Life Global Funding I
5.54%, 02/08/07	503,634	505,262
Sedna Finance Inc.
5.05%-5.17%, 09/20/06-05/25/07(6)	839,391	839,341
Skandinaviska Enskilda Bank NY
5.07%, 05/18/07(6)	1,119,188	1,119,188
Strips III LLC
5.13%, 07/24/06(6)	268,569	268,569
SunTrust Bank
4.99%, 05/01/07	1,119,188	1,119,251
Tango Finance Corp.
5.22%, 04/25/07(6)	772,239	772,164
UniCredito Italiano SpA
4.84%, 06/14/06	1,454,944	1,454,926
Union Hamilton Special Funding LLC
4.97%, 09/28/06(6)	1,119,188	1,119,188
US Bank N.A.
5.02%, 09/29/06	503,634	503,591
Wachovia Asset Securitization Inc.
5.07%, 06/25/06(6)	1,870,947	1,870,947
Wachovia Bank N.A.
5.11%, 05/22/07	2,238,375	2,238,375
Wells Fargo & Co.
5.07%, 06/15/07(6)	559,594	559,632
WhistleJacket Capital Ltd.
5.04%-5.10%, 06/22/06-06/13/07(6)	1,398,985	1,398,966
White Pine Finance LLC
5.04%-5.14%, 06/20/06-05/22/07(6)	1,386,673	1,382,053
Wind Master Trust
5.08%, 08/25/06-09/25/06(6)	377,994	377,994

		47,181,584

TOTAL SHORT-TERM INVESTMENTS
(Cost: $107,756,591)		107,756,591

TOTAL INVESTMENTS IN SECURITIES—103.59%
(Cost: $1,341,469,042)		1,849,261,754
Other Assets, Less Liabilities—(3.59)%		(64,138,637)

NET ASSETS—100.00%		$1,785,123,117

ADR - American Depositary Receipts

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(6)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN INDEX FUND

May 31, 2006

Security	Shares	Value
COMMON STOCKS—99.92%

ADVERTISING—0.55%
Telefonica Publicidad e Informacion SA	73,278	$791,565

		791,565
AGRICULTURE—3.42%
Altadis SA	103,454	4,909,971

		4,909,971
AIRLINES—0.28%
Iberia Lineas Aereas de Espana SA	156,170	395,167

		395,167
BANKS—38.07%
Banco Bilbao Vizcaya Argentaria SA	983,526	20,427,399
Banco Popular Espanol SA	454,848	6,677,743
Banco Santander Central Hispano SA	1,815,666	26,283,130
Bankinter SA(1)	19,136	1,295,326

		54,683,598
BIOTECHNOLOGY—0.31%
Zeltia SA(1)	55,660	441,109
Zeltia SA New(2)	1,162	9,206

		450,315
BUILDING MATERIALS—0.10%
Uralita SA	28,980	145,543

		145,543
COMMERCIAL SERVICES—2.48%
Abertis Infraestructuras SA(1)	108,757	2,612,258
Abertis Infraestructuras SA Rights(1)	113,485	134,104
Cintra Concesiones de Infraestructuras de Transporte SA	63,480	819,446

		3,565,808
COMPUTERS—0.71%
Indra Sistemas SA	52,026	1,018,410

		1,018,410
ELECTRIC—11.30%
Endesa SA	202,032	6,783,330
Iberdrola SA	209,484	6,740,247
Union Fenosa SA	69,368	2,713,978

		16,237,555
ENERGY-ALTERNATE SOURCES—0.82%
Gamesa Corporacion Tecnologica SA	55,982	1,172,069

		1,172,069
ENGINEERING & CONSTRUCTION—7.86%
Acciona SA	11,822	1,913,281
Actividades de Construcciones y Servicios SA	106,628	4,260,774
Fomento de Construcciones y Contratas SA	24,702	1,902,123
Grupo Ferrovial SA	21,390	1,696,543
Sacyr Vallehermoso SA(1)	46,288	1,457,827
Sacyr Vallehermoso SA New(1)(2)	1,782	56,126

		11,286,674

FOOD—0.97%
Ebro Puleva SA	62,560	1,226,220
Viscofan SA	11,500	169,278

		1,395,498
FOREST PRODUCTS & PAPER—0.38%
Grupo Empresarial ENCE SA	13,570	545,210

		545,210
GAS—2.24%
Gas Natural SDG SA	106,076	3,223,659

		3,223,659
INSURANCE—0.90%
Corporacion Mapfre SA	66,608	1,296,153

		1,296,153
IRON & STEEL—0.95%
Acerinox SA	81,374	1,369,223

		1,369,223
LODGING—0.33%
NH Hoteles SA	28,612	475,921

		475,921
MEDIA—1.10%
Antena 3 de Television SA	32,154	795,442
Promotora de Informaciones SA	31,372	527,874
Sogecable SA(1)(3)	8,204	262,703

		1,586,019
OIL & GAS—4.68%
Repsol YPF SA	240,534	6,725,926

		6,725,926
PHARMACEUTICALS—0.74%
FAES FARMA SA(1)	39,882	957,422
FAES FARMA SA New(1)(2)	4,226	101,451

		1,058,873
REAL ESTATE—2.26%
Inmobiliaria Colonial SA	16,744	1,165,670
Metrovacesa SA(1)	22,080	2,074,582

		3,240,252
RETAIL—2.35%
Inditex SA	84,962	3,376,465

		3,376,465
TELECOMMUNICATIONS—16.13%
Telefonica SA	1,412,338	23,165,770

		23,165,770
WATER—0.99%
Sociedad General de Aguas de Barcelona SA(3)	276	7,161
Sociedad General de Aguas de Barcelona SA Class B	50,692	1,416,172

		1,423,333

TOTAL COMMON STOCKS
(Cost: $119,282,951)		143,538,977

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—4.04%

CERTIFICATES OF DEPOSIT(4)—0.12%
Credit Suisse First Boston NY
5.28%, 04/23/07	$6,030	6,030
Toronto-Dominion Bank
3.94%, 07/10/06	30,156	30,156
Washington Mutual Bank
5.04%, 06/21/06	60,312	60,312
Wells Fargo Bank N.A.
4.78%-5.02%, 06/12/06-12/05/06	66,343	66,343

		162,841
COMMERCIAL PAPER(4)—1.04%
Amstel Funding Corp.
5.01%-5.02%, 06/12/06-06/15/06	57,296	57,193
Aspen Funding Corp.
5.01%, 06/19/06	45,234	45,120
Atlantis One Funding Corp.
4.98%-5.01%, 06/12/06-06/29/06	75,390	75,239
Barton Capital Corp.
4.96%-5.01%, 06/23/06-06/27/06	75,390	75,151
Bryant Park Funding LLC
5.02%, 06/20/06	48,249	48,122
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	45,234	45,084
Cancara Asset Securitisation Ltd.
4.98%-5.01%, 06/02/06-06/08/06	61,327	61,295
CC USA Inc.
5.03%, 10/24/06	12,062	11,818
Chariot Funding LLC
4.99%-5.01%, 06/06/06-06/12/06	70,287	70,205
Charta LLC
4.96%, 06/21/06-06/23/06	51,265	51,113
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	54,281	54,111
Curzon Funding LLC
5.01%, 06/15/06	15,078	15,049
Fairway Finance Corp.
5.01%, 06/12/06-06/19/06	25,338	25,289
Falcon Asset Securitization Corp.
5.01%, 06/09/06	30,156	30,122
Gemini Securitization Corp.
4.96%-5.01%, 06/21/06-06/28/06	67,991	67,784
General Electric Capital Corp.
4.96%, 06/29/06	39,203	39,052
General Electric Co.
5.00%, 06/30/06	27,140	27,031
Giro Funding Corp.
5.02%, 06/27/06	30,156	30,047
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06	20,506	20,095
Household Finance Corp.
5.04%, 06/06/06	48,249	48,216
Jupiter Securitization Corp.
4.97%-5.01%, 06/02/06-06/19/06	139,967	139,772
KKR Atlantic Funding Trust
5.06%, 06/22/06	30,156	30,067
KKR Pacific Funding Trust
5.06%, 06/21/06-06/26/06	93,468	93,163
Lexington Parker Capital
5.02%, 06/19/06	30,416	30,339
Mont Blanc Capital Corp.
5.01%, 06/21/06	45,163	45,037
Park Granada LLC
4.96%, 06/19/06	28,045	27,975
Park Sienna LLC
4.96%-5.02%, 06/20/06-06/23/06	42,218	42,095
Scaldis Capital LLC
5.01%, 06/07/06	60,312	60,261
Sydney Capital Corp.
5.01%, 06/07/06	20,560	20,543

Thunder Bay Funding Inc.
4.97%, 06/15/06	18,215	18,180
Tulip Funding Corp.
5.00%, 06/01/06	30,156	30,156
Variable Funding Capital Corp.
4.95%-4.98%, 06/02/06-06/29/06	63,327	63,162

		1,497,886
MEDIUM-TERM NOTES(4)—0.15%
Bank of America N.A.
5.28%, 04/20/07	15,078	15,078
K2 USA LLC
3.94%, 07/07/06	36,187	36,187
Marshall & Ilsley Bank
5.18%, 12/15/06	60,312	60,424
Sigma Finance Inc.
5.13%, 03/30/07	21,109	21,109
Toronto-Dominion Bank
3.81%, 06/20/06	75,390	75,390
US Bank N.A.
2.85%, 11/15/06	12,062	11,961

		220,149
MONEY MARKET FUNDS—0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.00%(5)(6)	525	525

		525
REPURCHASE AGREEMENTS(4)—0.82%
Bank of America N.A. Repurchase Agreement, 5.03%, due 6/1/06, maturity value $150,800 (collateralized by U.S. Government obligations, value $169,319, 5.00% to 5.50%, 2/1/34 to 7/1/34).	$150,779	150,779
Banc of America Securities LLC Repurchase Agreement, 5.11%, due 6/1/06, maturity value $211,121 (collateralized by non-U.S. Government debt securities, value $215,497, 2.88% to 9.46%, 8/1/06 to 11/15/33).	211,091	211,091
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.12%, due 6/1/06, maturity value $90,481 (collateralized by non-U.S. Government debt securities, value $99,602, 0.47% to 7.40%, 2/25/31 to 11/10/42).	90,468	90,468
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $150,800 (collateralized by non-U.S. Government debt securities, value $158,454, 4.38% to 5.79%, 5/25/34 to 4/25/36).	150,779	150,779
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $30,160 (collateralized by non-U.S. Government debt securities, value $34,564, 0.00% to 10.00%, 6/1/06 to 5/31/36).	30,156	30,156
Goldman Sachs Group Inc. Repurchase Agreement, 5.04%, due 6/1/06, maturity value $150,800 (collateralized by U.S. Government obligations, value $153,926, 4.50% to 7.50%, 12/1/19 to 12/1/35).	150,779	150,779
Goldman Sachs Group Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $60,321 (collateralized by non-U.S. Government debt securities, value $61,571, 0.00% to 10.00%, 6/1/06 to 5/31/36).	60,312	60,312
Goldman Sachs Group Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $90,481 (collateralized by non-U.S. Government debt securities, value $95,072, 0.00% to 10.00%, 6/1/06 to 5/31/36).	90,468	90,468
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.12%, due 6/1/06, maturity value $120,640 (collateralized by non-U.S. Government debt securities, value $124,348, 4.00% to 8.25%, 11/16/06 to 12/1/25).	120,623	120,623

Morgan Stanley Repurchase Agreement, 5.11%, due 6/1/06, maturity value $60,321 (collateralized by non-U.S. Government debt securities, value $63,296, 4.38% to 5.77%, 6/26/06 to 6/25/36).	60,312	60,312
Morgan Stanley Repurchase Agreement, 5.21%, due 6/1/06, maturity value $21,112 (collateralized by non-U.S. Government debt securities, value $26,596, 0.00% to 10.00%, 6/1/06 to 5/31/36).	21,109	21,109
Morgan Stanley Repurchase Agreement, 5.26%, due 6/4/07, maturity value $44,495 (collateralized by non-U.S. Government debt securities, value $50,371, 0.00% to 10.00%, 6/1/06 to 5/31/36).(7)	42,218	42,218

		1,179,094
TIME DEPOSITS(4)—0.14%
Societe Generale
5.08%, 06/01/06	90,468	90,468
SunTrust Bank
5.00%, 06/01/06	113,877	113,877

		204,345
VARIABLE & FLOATING RATE NOTES(4)—1.77%
Allstate Life Global Funding II
5.03%-5.14%, 05/04/07-06/15/07(8)	154,398	154,421
American Express Bank
5.04%, 07/19/06	15,078	15,078
American Express Centurion Bank
5.05%, 06/29/06	24,125	24,125
American Express Credit Corp.
5.16%, 03/05/07	18,094	18,105
Australia & New Zealand Banking Group Ltd.
5.06%, 06/22/07(8)	39,203	39,203
Beta Finance Inc.
5.16%, 06/27/07(8)	27,140	27,152
BMW US Capital LLC
5.08%, 05/16/07(8)	60,312	60,312
BNP Paribas
5.14%, 05/18/07(8)	111,577	111,577
Carlyle Loan Investment Ltd.
5.13%, 04/13/07-05/15/07(8)	10,856	10,856
Commodore CDO Ltd.
4.97%, 12/12/06(8)	15,078	15,078
Cullinan Finance Corp.
5.36%, 04/25/07(8)	15,078	15,078
DEPFA Bank PLC
4.92%, 03/15/07	60,312	60,312
Dorada Finance Inc.
3.93%-5.16%, 07/07/06-06/27/07(8)	51,868	51,882
Eli Lilly Services Inc.
4.80%, 06/01/07(8)	60,312	60,312
Fifth Third Bancorp.
5.06%, 01/23/07(8)	120,623	120,623
First Tennessee Bank N.A.
5.21%, 08/25/06	18,094	18,094
General Electric Capital Corp.
4.95%, 06/08/07	27,140	27,159
Hartford Life Global Funding Trusts
5.10%, 06/15/07	60,312	60,312
HBOS Treasury Services PLC
5.00%, 04/24/07(8)	60,312	60,312
K2 USA LLC
5.20%, 04/02/07(8)	21,109	21,109
Leafs LLC
5.08%, 01/22/07-02/20/07(8)	63,057	63,057
Links Finance LLC
5.04%-5.10%, 05/10/07-05/16/07(8)	66,343	66,337
Lothian Mortgages Master Issuer PLC
5.05%, 04/24/07(8)	29,311	29,311

Marshall & Ilsley Bank
4.88%, 06/15/07	33,171	33,171
Metropolitan Life Global Funding I
5.08%, 06/06/07(8)	90,468	90,468
Mortgage Interest Networking Trust
5.30%, 08/25/06(8)	7,599	7,603
Natexis Banques Populaires
5.06%, 05/15/07(8)	45,234	45,234
National City Bank of Indiana
5.17%, 05/21/07	30,156	30,158
Nationwide Building Society
5.03%-5.10%, 04/05/07-04/27/07(8)	162,842	162,847
Newcastle Ltd.
5.10%, 04/24/07(8)	21,260	21,254
Northern Rock PLC
5.08%, 05/03/07(8)	72,374	72,376
Permanent Financing PLC
5.04%, 06/12/06(8)	52,471	52,471
Pfizer Investment Capital PLC
5.04%, 02/15/07(8)	60,312	60,312
Principal Life Global Funding I
5.54%, 02/08/07	27,140	27,228
Sedna Finance Inc.
5.05%-5.17%, 09/20/06-05/25/07(8)	45,234	45,232
Skandinaviska Enskilda Bank NY
5.07%, 05/18/07(8)	60,312	60,312
Strips III LLC
5.13%, 07/24/06(8)	14,473	14,473
SunTrust Bank
4.99%, 05/01/07	60,312	60,315
Tango Finance Corp.
5.22%, 04/25/07(8)	41,615	41,611
UniCredito Italiano SpA
4.84%, 06/14/06	78,405	78,404
Union Hamilton Special Funding LLC
4.97%, 09/28/06(8)	60,312	60,312
US Bank N.A.
5.02%, 09/29/06	27,140	27,138
Wachovia Asset Securitization Inc.
5.07%, 06/25/06(8)	100,823	100,824
Wachovia Bank N.A.
5.11%, 05/22/07	120,623	120,623
Wells Fargo & Co.
5.07%, 06/15/07(8)	30,156	30,158
WhistleJacket Capital Ltd.
5.04%-5.10%, 06/22/06-06/13/07(8)	75,390	75,388
White Pine Finance LLC
5.04%-5.14%, 06/20/06-05/22/07(8)	74,726	74,477
Wind Master Trust
5.08%, 08/25/06-09/25/06(8)	20,370	20,370

		2,542,564

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,807,404)		5,807,404

TOTAL INVESTMENTS IN SECURITIES—103.96%
(Cost: $125,090,355)		149,346,381
Other Assets, Less Liabilities—(3.96)%		(5,688,576)

NET ASSETS—100.00%		$143,657,805

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(3)	Non-income earning security.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	Affiliated issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN INDEX FUND

May 31, 2006

Security	Shares	Value
COMMON STOCKS—100.09%

AGRICULTURE—1.96%
Swedish Match AB	207,066	$3,271,389

		3,271,389
AIRLINES—0.31%
SAS AB(1)	46,822	509,376

		509,376
AUTO MANUFACTURERS—7.42%
Scania AB Class B	63,666	2,770,485
Volvo AB Class A	60,194	2,890,513
Volvo AB Class B	137,680	6,725,870

		12,386,868
BANKS—19.15%
Nordea Bank AB	1,374,632	16,621,507
Skandinaviska Enskilda Banken AB Class A	298,726	7,141,355
Svenska Handelsbanken AB Class A	305,824	8,201,080

		31,963,942
COMMERCIAL SERVICES—2.27%
Securitas AB Class B	198,230	3,791,115

		3,791,115
COMPUTERS—0.35%
WM-Data AB Class B	196,446	590,774

		590,774
COSMETICS & PERSONAL CARE—0.54%
Oriflame Cosmetics SA SDR	26,624	903,978

		903,978
DIVERSIFIED FINANCIAL SERVICES—1.00%
D Carnegie AB	40,574	818,143
OMHEX AB	49,146	844,556

		1,662,699
ENGINEERING & CONSTRUCTION—2.22%
Skanska AB Class B	238,222	3,714,094

		3,714,094
FOOD—0.32%
Axfood AB	19,156	528,295

		528,295
FOREST PRODUCTS & PAPER—4.01%
Billerud AB(2)	27,022	387,593
Holmen AB Class B	33,670	1,374,190
Svenska Cellulosa AB Class B	118,332	4,936,137

		6,697,920
HAND & MACHINE TOOLS—4.47%
Sandvik AB(1)	127,648	7,465,261

		7,465,261

HEALTH CARE-PRODUCTS—1.64%
Elekta AB Class B	55,024	876,937
Getinge AB Class B	114,412	1,863,065

		2,740,002
HEALTH CARE-SERVICES—0.68%
Capio AB(1)	51,572	946,997
Capio AB New(1)	10,574	193,434

		1,140,431
HOME FURNISHINGS—3.37%
Electrolux AB Series B	169,764	4,717,137
Nobia AB	28,056	913,718

		5,630,855
IRON & STEEL—1.56%
Svenskt Stal AB Class A	31,780	1,814,553
Svenskt Stal AB Class B	14,884	783,830

		2,598,383
MACHINERY—5.43%
Atlas Copco AB Class A	211,998	5,758,460
Atlas Copco AB Class B(1)	132,048	3,303,144

		9,061,604
MANUFACTURING—1.74%
Alfa Laval AB	59,824	1,823,966
Trelleborg AB Class B	52,496	1,073,092

		2,897,058
MEDIA—1.70%
Eniro AB	109,842	1,191,163
Modern Times Group AB Class B(1)	32,062	1,639,591

		2,830,754
METAL FABRICATE & HARDWARE—4.78%
Assa Abloy AB Class B	197,714	3,507,243
Hoganas AB Class B	16,204	413,198
SKF AB	256,076	4,063,431

		7,983,872
MINING—2.26%
Boliden AB	194,112	3,766,162

		3,766,162
OIL & GAS—0.80%
Lundin Petroleum AB(1)(2)	105,378	1,343,558

		1,343,558
REAL ESTATE—1.84%
Castellum AB	100,128	901,960
Fabege AB	51,040	901,861
Kungsleden AB	87,726	933,094
Wihlborgs Fastigheter AB	21,180	341,956

		3,078,871
RETAIL—6.53%
Hennes & Mauritz AB Class B	300,592	10,893,505

		10,893,505
SOFTWARE—0.22%
Telelogic AB(1)	152,504	363,520

		363,520
TELECOMMUNICATIONS—23.52%
Tele2 AB Class B	201,098	2,118,068
Telefonaktiebolaget LM Ericsson Class B	9,354,770	29,947,710
TeliaSonera AB	1,182,016	7,191,283

		39,257,061

TOTAL COMMON STOCKS
(Cost: $163,051,555)		167,071,347

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.46%

CERTIFICATES OF DEPOSIT(3)—0.01%
Credit Suisse First Boston NY
5.28%, 04/23/07	$749	749
Toronto-Dominion Bank
3.94%, 07/10/06	3,743	3,743
Washington Mutual Bank
5.04%, 06/21/06	7,486	7,486
Wells Fargo Bank N.A.
4.78%-5.02%, 06/12/06-12/05/06	8,235	8,235

		20,213
COMMERCIAL PAPER(3)—0.11%
Amstel Funding Corp.
5.01%-5.02%, 06/12/06-06/15/06	7,112	7,100
Aspen Funding Corp.
5.01%, 06/19/06	5,614	5,600
Atlantis One Funding Corp.
4.98%-5.01%, 06/12/06-06/29/06	9,357	9,338
Barton Capital Corp.
4.96%-5.01%, 06/23/06-06/27/06	9,357	9,328
Bryant Park Funding LLC
5.02%, 06/20/06	5,989	5,973
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	5,614	5,596
Cancara Asset Securitisation Ltd.
4.98%-5.01%, 06/02/06-06/08/06	7,612	7,608
CC USA Inc.
5.03%, 10/24/06	1,497	1,467
Chariot Funding LLC
4.99%-5.01%, 06/06/06-06/12/06	8,724	8,714
Charta LLC
4.96%, 06/21/06-06/23/06	6,363	6,344
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	6,737	6,717
Curzon Funding LLC
5.01%, 06/15/06	1,871	1,868
Fairway Finance Corp.
5.01%, 06/12/06-06/19/06	3,145	3,139
Falcon Asset Securitization Corp.
5.01%, 06/09/06	3,743	3,739
Gemini Securitization Corp.
4.96%-5.01%, 06/21/06-06/28/06	8,439	8,413
General Electric Capital Corp.
4.96%, 06/29/06	4,866	4,847
General Electric Co.
5.00%, 06/30/06	3,369	3,355
Giro Funding Corp.
5.02%, 06/27/06	3,743	3,729
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06	2,545	2,494
Household Finance Corp.
5.04%, 06/06/06	5,989	5,985
Jupiter Securitization Corp.
4.97%-5.01%, 06/02/06-06/19/06	17,373	17,348

KKR Atlantic Funding Trust
5.06%, 06/22/06	3,743	3,732
KKR Pacific Funding Trust
5.06%, 06/21/06-06/26/06	11,601	11,564
Lexington Parker Capital
5.02%, 06/19/06	3,775	3,766
Mont Blanc Capital Corp.
5.01%, 06/21/06	5,606	5,590
Park Granada LLC
4.96%, 06/19/06	3,481	3,472
Park Sienna LLC
4.96%-5.02%, 06/20/06-06/23/06	5,240	5,225
Scaldis Capital LLC
5.01%, 06/07/06	7,486	7,480
Sydney Capital Corp.
5.01%, 06/07/06	2,552	2,550
Thunder Bay Funding Inc.
4.97%, 06/15/06	2,261	2,257
Tulip Funding Corp.
5.00%, 06/01/06	3,743	3,743
Variable Funding Capital Corp.
4.95%-4.98%, 06/02/06-06/29/06	7,860	7,840

		185,921
MEDIUM-TERM NOTES(3)—0.02%
Bank of America N.A.
5.28%, 04/20/07	1,871	1,871
K2 USA LLC
3.94%, 07/07/06	4,492	4,492
Marshall & Ilsley Bank
5.18%, 12/15/06	7,486	7,500
Sigma Finance Inc.
5.13%, 03/30/07	2,620	2,620
Toronto-Dominion Bank
3.81%, 06/20/06	9,357	9,358
US Bank N.A.
2.85%, 11/15/06	1,497	1,485

		27,326
MONEY MARKET FUNDS—0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.00%(4)(5)	53,777	53,777

		53,777
REPURCHASE AGREEMENTS(3)—0.09%
Bank of America N.A. Repurchase Agreement, 5.03%, due 6/1/06, maturity value $18,718 (collateralized by U.S. Government obligations, value $21,016, 5.00% to 5.50%, 2/1/34 to 7/1/34).	$18,715	18,715
Banc of America Securities LLC Repurchase Agreement, 5.11%, due 6/1/06, maturity value $26,205 (collateralized by non-U.S. Government debt securities, value $26,748, 2.88% to 9.46%, 8/1/06 to 11/15/33).	26,201	26,201
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.12%, due 6/1/06, maturity value $11,231 (collateralized by non-U.S. Government debt securities, value $12,363, 0.47% to 7.40%, 2/25/31 to 11/10/42).	11,229	11,229
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $18,718 (collateralized by non-U.S. Government debt securities, value $19,667, 4.38% to 5.79%, 5/25/34 to 4/25/36).	18,715	18,715
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $3,744 (collateralized by non-U.S. Government debt securities, value $4,290, 0.00% to 10.00%, 6/1/06 to 5/31/36).	3,743	3,743

Goldman Sachs Group Inc. Repurchase Agreement, 5.04%, due 6/1/06, maturity value $18,718 (collateralized by U.S. Government obligations, value $19,106, 4.50% to 7.50%, 12/1/19 to 12/1/35).	18,715	18,715
Goldman Sachs Group Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $7,487 (collateralized by non-U.S. Government debt securities, value $7,642, 0.00% to 10.00%, 6/1/06 to 5/31/36).	7,486	7,486
Goldman Sachs Group Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $11,231 (collateralized by non-U.S. Government debt securities, value $11,800, 0.00% to 10.00%, 6/1/06 to 5/31/36).	11,229	11,229
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.12%, due 6/1/06, maturity value $14,974 (collateralized by non-U.S. Government debt securities, value $15,434, 4.00% to 8.25%, 11/16/06 to 12/1/25).	14,972	14,972
Morgan Stanley Repurchase Agreement, 5.11%, due 6/1/06, maturity value $7,487 (collateralized by non-U.S. Government debt securities, value $7,856, 4.38% to 5.77%, 6/26/06 to 6/25/36).	7,486	7,486
Morgan Stanley Repurchase Agreement, 5.21%, due 6/1/06, maturity value $2,620 (collateralized by non-U.S. Government debt securities, value $3,301, 0.00% to 10.00%, 6/1/06 to 5/31/36).	2,620	2,620
Morgan Stanley Repurchase Agreement, 5.26%, due 6/4/07, maturity value $5,523 (collateralized by non-U.S. Government debt securities, value $6,252, 0.00% to 10.00%, 6/1/06 to 5/31/36).(6)	5,240	5,240

		146,351
TIME DEPOSITS(3)—0.01%
Societe Generale
5.08%, 06/01/06	11,229	11,229
SunTrust Bank
5.00%, 06/01/06	14,135	14,135

		25,364
VARIABLE & FLOATING RATE NOTES(3)—0.19%
Allstate Life Global Funding II
5.03%-5.14%, 05/04/07-06/15/07(7)	19,164	19,166
American Express Bank
5.04%, 07/19/06	1,871	1,871
American Express Centurion Bank
5.05%, 06/29/06	2,994	2,994
American Express Credit Corp.
5.16%, 03/05/07	2,246	2,247
Australia & New Zealand Banking Group Ltd.
5.06%, 06/22/07(7)	4,866	4,866
Beta Finance Inc.
5.16%, 06/27/07(7)	3,369	3,370
BMW US Capital LLC
5.08%, 05/16/07(7)	7,486	7,486
BNP Paribas
5.14%, 05/18/07(7)	13,849	13,849
Carlyle Loan Investment Ltd.
5.13%, 04/13/07-05/15/07(7)	1,347	1,348
Commodore CDO Ltd.
4.97%, 12/12/06(7)	1,871	1,871
Cullinan Finance Corp.
5.36%, 04/25/07(7)	1,871	1,871
DEPFA Bank PLC
4.92%, 03/15/07	7,486	7,486
Dorada Finance Inc.
3.93%-5.16%, 07/07/06-06/27/07(7)	6,438	6,440
Eli Lilly Services Inc.
4.80%, 06/01/07(7)	7,486	7,486
Fifth Third Bancorp.
5.06%, 01/23/07(7)	14,972	14,972

First Tennessee Bank N.A.
5.21%, 08/25/06	2,246	2,246
General Electric Capital Corp.
4.95%, 06/08/07	3,369	3,371
Hartford Life Global Funding Trusts
5.10%, 06/15/07	7,486	7,486
HBOS Treasury Services PLC
5.00%, 04/24/07(7)	7,486	7,486
K2 USA LLC
5.20%, 04/02/07(7)	2,620	2,620
Leafs LLC
5.08%, 01/22/07-02/20/07(7)	7,827	7,827
Links Finance LLC
5.04%-5.10%, 05/10/07-05/16/07(7)	8,235	8,233
Lothian Mortgages Master Issuer PLC
5.05%, 04/24/07(7)	3,638	3,638
Marshall & Ilsley Bank
4.88%, 06/15/07	4,117	4,117
Metropolitan Life Global Funding I
5.08%, 06/06/07(7)	11,229	11,229
Mortgage Interest Networking Trust
5.30%, 08/25/06(7)	943	944
Natexis Banques Populaires
5.06%, 05/15/07(7)	5,614	5,614
National City Bank of Indiana
5.17%, 05/21/07	3,743	3,743
Nationwide Building Society
5.03%-5.10%, 04/05/07-04/27/07(7)	20,212	20,213
Newcastle Ltd.
5.10%, 04/24/07(7)	2,639	2,638
Northern Rock PLC
5.08%, 05/03/07(7)	8,983	8,983
Permanent Financing PLC
5.04%, 06/12/06(7)	6,513	6,512
Pfizer Investment Capital PLC
5.04%, 02/15/07(7)	7,486	7,486
Principal Life Global Funding I
5.54%, 02/08/07	3,369	3,380
Sedna Finance Inc.
5.05%-5.17%, 09/20/06-05/25/07(7)	5,614	5,614
Skandinaviska Enskilda Bank NY
5.07%, 05/18/07(7)	7,486	7,486
Strips III LLC
5.13%, 07/24/06(7)	1,796	1,796
SunTrust Bank
4.99%, 05/01/07	7,486	7,486
Tango Finance Corp.
5.22%, 04/25/07(7)	5,165	5,165
UniCredito Italiano SpA
4.84%, 06/14/06	9,732	9,732
Union Hamilton Special Funding LLC
4.97%, 09/28/06(7)	7,486	7,486
US Bank N.A.
5.02%, 09/29/06	3,369	3,368
Wachovia Asset Securitization Inc.
5.07%, 06/25/06(7)	12,514	12,515
Wachovia Bank N.A.
5.11%, 05/22/07	14,972	14,972
Wells Fargo & Co.
5.07%, 06/15/07(7)	3,743	3,743
WhistleJacket Capital Ltd.
5.04%-5.10%, 06/22/06-06/13/07(7)	9,357	9,358
White Pine Finance LLC
5.04%-5.14%, 06/20/06-05/22/07(7)	9,275	9,244
Wind Master Trust
5.08%, 08/25/06-09/25/06(7)	2,528	2,528

		315,582

TOTAL SHORT-TERM INVESTMENTS
(Cost: $774,534)		774,534

TOTAL INVESTMENTS IN SECURITIES—100.55%
(Cost: $163,826,089)		167,845,881
Other Assets, Less Liabilities—(0.55)%		(917,934)

NET ASSETS—100.00%		$166,927,947

SDR - Swedish Depositary Receipts

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	Affiliated issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND INDEX FUND

May 31, 2006

Security	Shares	Value
COMMON STOCKS—99.65%

BANKS—19.33%
Banque Cantonale Vaudoise	1,488	$556,010
Credit Suisse Group	137,330	7,951,577
Julius Baer Holding AG	22,444	1,985,786
UBS AG Registered	181,412	20,574,958
Vontobel Holding AG Registered	26,102	950,628

		32,018,959
BUILDING MATERIALS—3.65%
Geberit AG Registered	770	840,346
Holcim Ltd. Registered	66,165	5,206,069

		6,046,415
CHEMICALS—6.68%
Ciba Specialty Chemicals AG Registered	21,700	1,268,066
Clariant AG Registered(1)	39,852	601,880
Givaudan SA Registered	4,154	3,372,775
Lonza Group AG Registered(2)	9,674	662,450
Syngenta AG(1)	37,448	5,162,584

		11,067,755
COMMERCIAL SERVICES—2.06%
Adecco SA Registered	28,210	1,808,691
SGS SA	1,612	1,608,020

		3,416,711
COMPUTERS—0.37%
Logitech International SA(1)	15,004	608,804

		608,804
ENGINEERING & CONSTRUCTION—3.27%
ABB Ltd.(2)	427,304	5,416,034

		5,416,034
FOOD—11.98%
Nestle SA Registered	66,340	19,847,399

		19,847,399
HAND & MACHINE TOOLS—0.97%
Schindler Holding AG Participation Certificates	24,552	1,288,222
Schindler Holding AG Registered	6,200	324,033

		1,612,255
HEALTH CARE-PRODUCTS—5.25%
Nobel Biocare Holding AG	11,019	2,682,197
Phonak Holding AG Registered	20,398	1,175,193
Straumann Holding AG Registered	3,348	873,511
Synthes Inc.	32,240	3,959,019

		8,689,920
INSURANCE—8.73%
Swiss Reinsurance Co.	94,550	6,665,191
Zurich Financial Services AG(1)	34,348	7,788,374

		14,453,565

LEISURE TIME—0.06%
Kuoni Reisen Holding AG Registered(1)	177	97,095

		97,095
MACHINERY—0.21%
Rieter Holding AG	897	351,786

		351,786
MANUFACTURING—0.50%
Sulzer AG Registered	1,152	830,104

		830,104
PHARMACEUTICALS—26.51%
Novartis AG	386,880	21,509,254
Roche Holding AG Genusschein	128,650	20,086,342
Serono SA	3,658	2,325,765

		43,921,361
REAL ESTATE—1.14%
PSP Swiss Property AG(1)	36,580	1,881,687

		1,881,687
RETAIL—5.87%
Compagnie Financiere Richemont AG Class A	136,276	6,381,979
Swatch Group (The) AG Class B	12,095	1,968,051
Swatch Group (The) AG Registered	40,550	1,373,360

		9,723,390
SEMICONDUCTORS—0.22%
Unaxis Holding AG Class R(1)	1,298	366,431

		366,431
TELECOMMUNICATIONS—2.16%
Swisscom AG Registered	11,098	3,580,589

		3,580,589
TRANSPORTATION—0.69%
Kuehne & Nagel International AG Registered	15,271	1,143,126

		1,143,126

TOTAL COMMON STOCKS
(Cost: $137,329,115)		165,073,386

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.72%

CERTIFICATES OF DEPOSIT(3)—0.05%
Credit Suisse First Boston NY
5.28%, 04/23/07	$2,958	2,958
Toronto-Dominion Bank
3.94%, 07/10/06	14,791	14,791
Washington Mutual Bank
5.04%, 06/21/06	29,581	29,581
Wells Fargo Bank N.A.
4.78%-5.02%, 06/12/06-12/05/06	32,539	32,539

		79,869

COMMERCIAL PAPER(3)—0.44%
Amstel Funding Corp.
5.01%-5.02%, 06/12/06-06/15/06	28,102	28,052
Aspen Funding Corp.
5.01%, 06/19/06	22,186	22,130
Atlantis One Funding Corp.
4.98%-5.01%, 06/12/06-06/29/06	36,977	36,903
Barton Capital Corp.
4.96%-5.01%, 06/23/06-06/27/06	36,977	36,860
Bryant Park Funding LLC
5.02%, 06/20/06	23,665	23,602
CAFCO LLC
4.96%-4.97%, 06/21/06-06/27/06	22,186	22,113
Cancara Asset Securitisation Ltd.
4.98%-5.01%, 06/02/06-06/08/06	30,079	30,063
CC USA Inc.
5.03%, 10/24/06	5,916	5,796
Chariot Funding LLC
4.99%-5.01%, 06/06/06-06/12/06	34,474	34,434
Charta LLC
4.96%, 06/21/06-06/23/06	25,144	25,070
CRC Funding LLC
4.96%-4.97%, 06/21/06-06/27/06	26,623	26,540
Curzon Funding LLC
5.01%, 06/15/06	7,395	7,381
Fairway Finance Corp.
5.01%, 06/12/06-06/19/06	12,428	12,403
Falcon Asset Securitization Corp.
5.01%, 06/09/06	14,791	14,774
Gemini Securitization Corp.
4.96%-5.01%, 06/21/06-06/28/06	33,348	33,246
General Electric Capital Corp.
4.96%, 06/29/06	19,228	19,154
General Electric Co.
5.00%, 06/30/06	13,312	13,258
Giro Funding Corp.
5.02%, 06/27/06	14,791	14,737
Grampian Funding LLC
5.03%-5.11%, 10/17/06-10/24/06	10,058	9,857
Household Finance Corp.
5.04%, 06/06/06	23,665	23,648
Jupiter Securitization Corp.
4.97%-5.01%, 06/02/06-06/19/06	68,650	68,562
KKR Atlantic Funding Trust
5.06%, 06/22/06	14,791	14,747
KKR Pacific Funding Trust
5.06%, 06/21/06-06/26/06	45,844	45,694
Lexington Parker Capital
5.02%, 06/19/06	14,918	14,881
Mont Blanc Capital Corp.
5.01%, 06/21/06	22,151	22,089
Park Granada LLC
4.96%, 06/19/06	13,755	13,721
Park Sienna LLC
4.96%-5.02%, 06/20/06-06/23/06	20,707	20,647
Scaldis Capital LLC
5.01%, 06/07/06	29,581	29,557
Sydney Capital Corp.
5.01%, 06/07/06	10,084	10,076
Thunder Bay Funding Inc.
4.97%, 06/15/06	8,934	8,917
Tulip Funding Corp.
5.00%, 06/01/06	14,791	14,791
Variable Funding Capital Corp.
4.95%-4.98%, 06/02/06-06/29/06	31,060	30,979

		734,682

MEDIUM-TERM NOTES(3)—0.06%
Bank of America N.A.
5.28%, 04/20/07	7,395	7,395
K2 USA LLC
3.94%, 07/07/06	17,749	17,749
Marshall & Ilsley Bank
5.18%, 12/15/06	29,581	29,636
Sigma Finance Inc.
5.13%, 03/30/07	10,353	10,353
Toronto-Dominion Bank
3.81%, 06/20/06	36,977	36,977
US Bank N.A.
2.85%, 11/15/06	5,916	5,866

		107,976
MONEY MARKET FUNDS—0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.00%(4)(5)	13,352	13,352

		13,352
REPURCHASE AGREEMENTS(3)—0.35%
Bank of America N.A. Repurchase Agreement, 5.03%, due 6/1/06, maturity value $73,963 (collateralized by U.S. Government obligations, value $83,046, 5.00% to 5.50%, 2/1/34 to 7/1/34).	$73,953	73,953
Banc of America Securities LLC Repurchase Agreement, 5.11%, due 6/1/06, maturity value $103,550 (collateralized by non-U.S. Government debt securities, value $105,696, 2.88% to 9.46%, 8/1/06 to 11/15/33).	103,535	103,535
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.12%, due 6/1/06, maturity value $44,378 (collateralized by non-U.S. Government debt securities, value $48,852, 0.47% to 7.40%, 2/25/31 to 11/10/42).	44,372	44,372
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $73,964 (collateralized by non-U.S. Government debt securities, value $77,717, 4.38% to 5.79%, 5/25/34 to 4/25/36).	73,953	73,953
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $14,793 (collateralized by non-U.S. Government debt securities, value $16,953, 0.00% to 10.00%, 6/1/06 to 5/31/36).	14,791	14,791
Goldman Sachs Group Inc. Repurchase Agreement, 5.04%, due 6/1/06, maturity value $73,963 (collateralized by U.S. Government obligations, value $75,497, 4.50% to 7.50%, 12/1/19 to 12/1/35).	73,953	73,953
Goldman Sachs Group Inc. Repurchase Agreement, 5.11%, due 6/1/06, maturity value $29,585 (collateralized by non-U.S. Government debt securities, value $30,199, 0.00% to 10.00%, 6/1/06 to 5/31/36).	29,581	29,581

Goldman Sachs Group Inc. Repurchase Agreement, 5.21%, due 6/1/06, maturity value $44,378 (collateralized by non-U.S. Government debt securities, value $46,630, 0.00% to 10.00%, 6/1/06 to 5/31/36).	44,372	44,372
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.12%, due 6/1/06, maturity value $59,171 (collateralized by non-U.S. Government debt securities, value $60,990, 4.00% to 8.25%, 11/16/06 to 12/1/25).	59,163	59,163
Morgan Stanley Repurchase Agreement, 5.11%, due 6/1/06, maturity value $29,585 (collateralized by non-U.S. Government debt securities, value $31,045, 4.38% to 5.77%, 6/26/06 to 6/25/36).	29,581	29,581
Morgan Stanley Repurchase Agreement, 5.21%, due 6/1/06, maturity value $10,354 (collateralized by non-U.S. Government debt securities, value $13,044, 0.00% to 10.00%, 6/1/06 to 5/31/36).	10,353	10,353
Morgan Stanley Repurchase Agreement, 5.26%, due 6/4/07, maturity value $21,824 (collateralized by non-U.S. Government debt securities, value $24,706, 0.00% to 10.00%, 6/1/06 to 5/31/36).(6)	20,707	20,707

		578,314
TIME DEPOSITS(3)—0.06%
Societe Generale
5.08%, 06/01/06	44,372	44,372
SunTrust Bank
5.00%, 06/01/06	55,854	55,854

		100,226
VARIABLE & FLOATING RATE NOTES(3)—0.75%
Allstate Life Global Funding II
5.03%-5.14%, 05/04/07-06/15/07(7)	75,728	75,739
American Express Bank
5.04%, 07/19/06	7,395	7,395
American Express Centurion Bank
5.05%, 06/29/06	11,833	11,833
American Express Credit Corp.
5.16%, 03/05/07	8,874	8,880
Australia & New Zealand Banking Group Ltd.
5.06%, 06/22/07(7)	19,228	19,228
Beta Finance Inc.
5.16%, 06/27/07(7)	13,312	13,317
BMW US Capital LLC
5.08%, 05/16/07(7)	29,581	29,581
BNP Paribas
5.14%, 05/18/07(7)	54,725	54,725
Carlyle Loan Investment Ltd.
5.13%, 04/13/07-05/15/07(7)	5,325	5,324
Commodore CDO Ltd.
4.97%, 12/12/06(7)	7,395	7,395
Cullinan Finance Corp.
5.36%, 04/25/07(7)	7,395	7,395
DEPFA Bank PLC
4.92%, 03/15/07	29,581	29,581
Dorada Finance Inc.
3.93%-5.16%, 07/07/06-06/27/07(7)	25,440	25,447
Eli Lilly Services Inc.
4.80%, 06/01/07(7)	29,581	29,581
Fifth Third Bancorp.
5.06%, 01/23/07(7)	59,163	59,163
First Tennessee Bank N.A.
5.21%, 08/25/06	8,874	8,875

General Electric Capital Corp.
4.95%, 06/08/07	13,312	13,321
Hartford Life Global Funding Trusts
5.10%, 06/15/07	29,581	29,581
HBOS Treasury Services PLC
5.00%, 04/24/07(7)	29,581	29,581
K2 USA LLC
5.20%, 04/02/07(7)	10,353	10,353
Leafs LLC
5.08%, 01/22/07-02/20/07(7)	30,928	30,928
Links Finance LLC
5.04%-5.10%, 05/10/07-05/16/07(7)	32,539	32,536
Lothian Mortgages Master Issuer PLC
5.05%, 04/24/07(7)	14,376	14,376
Marshall & Ilsley Bank
4.88%, 06/15/07	16,270	16,270
Metropolitan Life Global Funding I
5.08%, 06/06/07(7)	44,372	44,372
Mortgage Interest Networking Trust
5.30%, 08/25/06(7)	3,727	3,729
Natexis Banques Populaires
5.06%, 05/15/07(7)	22,186	22,186
National City Bank of Indiana
5.17%, 05/21/07	14,791	14,792
Nationwide Building Society
5.03%-5.10%, 04/05/07-04/27/07(7)	79,870	79,872
Newcastle Ltd.
5.10%, 04/24/07(7)	10,427	10,425
Northern Rock PLC
5.08%, 05/03/07(7)	35,498	35,499
Permanent Financing PLC
5.04%, 06/12/06(7)	25,736	25,736
Pfizer Investment Capital PLC
5.04%, 02/15/07(7)	29,581	29,581
Principal Life Global Funding I
5.54%, 02/08/07	13,312	13,355
Sedna Finance Inc.
5.05%-5.17%, 09/20/06-05/25/07(7)	22,186	22,184
Skandinaviska Enskilda Bank NY
5.07%, 05/18/07(7)	29,581	29,581
Strips III LLC
5.13%, 07/24/06(7)	7,099	7,099
SunTrust Bank
4.99%, 05/01/07	29,581	29,583
Tango Finance Corp.
5.22%, 04/25/07(7)	20,411	20,409
UniCredito Italiano SpA
4.84%, 06/14/06	38,456	38,455
Union Hamilton Special Funding LLC
4.97%, 09/28/06(7)	29,581	29,581
US Bank N.A.
5.02%, 09/29/06	13,312	13,310
Wachovia Asset Securitization Inc.
5.07%, 06/25/06(7)	49,451	49,451
Wachovia Bank N.A.
5.11%, 05/22/07	59,163	59,163
Wells Fargo & Co.
5.07%, 06/15/07(7)	14,791	14,792
WhistleJacket Capital Ltd.
5.04%-5.10%, 06/22/06-06/13/07(7)	36,977	36,975
White Pine Finance LLC
5.04%-5.14%, 06/20/06-05/22/07(7)	36,651	36,529
Wind Master Trust
5.08%, 08/25/06-09/25/06(7)	9,991	9,991

		1,247,055

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,861,474)	2,861,474

TOTAL INVESTMENTS IN SECURITIES—101.37%
(Cost: $140,190,589)	167,934,860
Other Assets, Less Liabilities—(1.37)%	(2,277,706)

NET ASSETS—100.00%	$165,657,154

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	Affiliated issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

May 31, 2006

Security	Shares	Value
COMMON STOCKS—99.37%

AIRLINES—0.41%
China Airlines	9,972,319	$4,684,982
EVA Airways Corp.	9,972,396	4,186,943

		8,871,925
APPAREL—0.53%
Pou Chen Corp.	13,296,243	11,579,996

		11,579,996
AUTO MANUFACTURERS—0.52%
China Motor Co. Ltd.	3,337,423	3,516,093
Yulon Motor Co. Ltd.	6,648,447	7,751,506

		11,267,599
AUTO PARTS & EQUIPMENT—0.14%
Cheng Shin Rubber Industry Co. Ltd.	3,514,102	2,983,723

		2,983,723
BANKS—8.78%
Chang Hwa Commercial Bank Ltd.	33,240,446	21,738,328
Chinatrust Financial Holding Co. Ltd.	43,212,470	34,801,989
E.Sun Financial Holding Co. Ltd.	19,944,253	13,385,405
First Financial Holding Co. Ltd.	34,332,602	25,346,216
Hua Nan Financial Holdings Co. Ltd.	27,418,965	19,300,692
Mega Financial Holding Co. Ltd.	72,002,136	51,470,233
Taishin Financial Holdings Co. Ltd.	36,564,439	23,740,919

		189,783,782
BUILDING MATERIALS—1.21%
Asia Cement Corp.	9,972,649	7,549,141
Taiwan Cement Corp.	15,469,738	13,134,911
Taiwan Glass Industrial Corp.	6,648,341	5,427,006

		26,111,058
CHEMICALS—7.32%
Eternal Chemical Co. Ltd.(1)	3,324,010	5,250,348
Formosa Chemicals & Fibre Co.	19,944,401	31,129,079
Formosa Plastic Co.	34,365,497	51,652,839
Nan Ya Plastic Corp.	39,888,085	56,778,420
Oriental Union Chemical Corp.	3,671,382	2,366,600
Taiwan Fertilizer Co. Ltd.	6,648,000	10,853,454
Taiwan Styrene Monomer Corp.	313,696	127,300

		158,158,040
COMMERCIAL SERVICES—0.26%
Taiwan Secom Co. Ltd.	3,324,515	5,655,879

		5,655,879
COMPUTERS—10.49%
Acer Inc.	19,944,533	32,623,491
Advantech Co. Ltd.	3,324,731	8,998,101
Benq Corp.	16,620,019	12,243,872

CMC Magnetics Corp.(1)	23,268,400	7,408,699
Compal Electronics Inc.	26,592,214	27,227,240
Foxconn Technology Co. Ltd.	3,324,100	26,459,981
High Tech Computer Corp.	1,393,000	41,396,473
Inventec Co. Ltd.	9,972,620	6,786,425
Lite-On Technology Corp.	16,620,011	25,992,276
Mitac International	6,752,407	8,167,809
Quanta Computer Inc.	15,104,381	22,678,968
Ritek Corp.(1)	19,944,389	5,976,779
Systex Corp.(1)	2,751,887	761,955

		226,722,069
DIVERSIFIED FINANCIAL SERVICES—3.64%
Fubon Financial Holding Co. Ltd.	29,916,000	26,428,057
Fuhwa Financial Holdings Co. Ltd.	14,304,821	6,005,926
Polaris Securities Co. Ltd.	9,972,372	4,856,220
SinoPac Financial Holdings Co. Ltd.(1)	46,536,193	22,952,141
Waterland Financial Holdings	13,296,000	4,316,479
Yuanta Core Pacific Securities Co. Ltd.	20,145,644	14,086,544

		78,645,367
ELECTRICAL COMPONENTS & EQUIPMENT—2.50%
Delta Electronics Inc.	9,972,414	27,861,122
Pacific Electric Wire & Cable Co. Ltd.(1)(2)	986	0
Phoenixtec Power Co. Ltd.	3,326,438	3,385,106
Tatung Co. Ltd.(1)	32,265,120	14,201,286
Walsin Lihwa Corp.	19,944,069	8,591,483

		54,038,997
ELECTRONICS—18.01%
Asustek Computer Inc.	19,944,688	47,130,104
AU Optronics Corp.	43,212,716	63,669,118
Chi Mei Optoelectronics Corp.	26,600,428	31,470,461
Chunghwa Picture Tubes Ltd.	49,860,105	12,778,257
Compeq Manufacturing Co. Ltd.(1)	6,648,200	3,102,562
Elitegroup Computer Systems Co. Ltd.(1)	206,215	131,962
Gigabyte Technology Co. Ltd.	3,390,017	2,523,862
HannStar Display Corp.(1)	25,208,000	4,666,254
Hon Hai Precision Industry Co. Ltd.	26,592,814	171,004,204
Micro-Star International Co. Ltd.	3,440,396	1,943,848
Optimax Technology Corp.	3,324,157	3,434,668
Phoenix Precision Technology Corp.	3,324,000	7,771,737
Quanta Display Inc.	26,592,541	10,293,351
Synnex Technology International Corp.	6,648,679	7,492,346
Wintek Corp.	6,648,359	7,969,314
Ya Hsin Industrial Co. Ltd.	6,648,270	6,142,931
Yageo Corp.(1)	19,944,100	7,719,895

		389,244,874
FOOD—0.83%
Uni-President Enterprises Co.	24,407,637	17,904,775

		17,904,775
FOREST PRODUCTS & PAPER—0.20%
Yuen Foong Yu Paper Manufacturing Co. Ltd.	9,972,322	4,264,736

		4,264,736
HAND & MACHINE TOOLS—0.07%
Shihlin Electric & Engineering Corp.	1,408,080	1,518,625

		1,518,625
HOME FURNISHINGS—0.43%
Nien Made Enterprise Co. Ltd.	3,324,733	3,741,427
Teco Electric and Machinery Co. Ltd.(1)	16,620,092	5,473,450

		9,214,877

INSURANCE—5.34%
Cathay Financial Holding Co. Ltd.	43,212,055	94,962,656
Shin Kong Financial Holding Co. Ltd.	19,944,837	20,545,641

		115,508,297
INVESTMENT COMPANIES—1.31%
China Development Financial Holding Co.(1)	75,158,338	28,270,890

		28,270,890
IRON & STEEL—2.93%
China Steel Corp.	66,480,742	63,295,228

		63,295,228
LEISURE TIME—0.25%
Giant Manufacturing Co. Ltd.	3,324,914	5,355,566

		5,355,566
MANUFACTURING—0.23%
Premier Image Technology Corp.	3,402,262	4,991,613

		4,991,613
METAL FABRICATE & HARDWARE—0.57%
Catcher Technology Co. Ltd.	719,000	8,663,462
Yieh Phui Enterprise	9,972,078	3,735,444

		12,398,906
MULTIPLE UTILITIES—0.31%
Fu Sheng Industrial Co. Ltd.	6,648,320	6,755,199

		6,755,199
OFFICE & BUSINESS EQUIPMENT—0.18%
Kinpo Electronics Inc.	9,972,119	4,000,054

		4,000,054
REAL ESTATE—0.33%
Cathay Real Estate Development Co. Ltd.(1)	9,972,493	7,097,638

		7,097,638
RETAIL—0.32%
President Chain Store Corp.	3,324,640	6,932,604

		6,932,604
SEMICONDUCTORS—26.12%
Advanced Semiconductor Engineering Inc.	26,592,690	27,435,256
Macronix International Co. Ltd.(1)	13,296,492	3,901,577
MediaTek Inc.	6,648,239	74,814,739
Novatek Microelectronics Corp. Ltd.	2,520,000	14,552,833
Realtek Semiconductor Corp.	6,648,003	7,574,594
Siliconware Precision Industries Co. Ltd.	16,620,151	21,271,303
Taiwan Semiconductor Manufacturing Co. Ltd.	162,876,475	306,585,030
United Microelectronics Corp.	146,256,640	92,223,634
Via Technologies Inc.(1)	6,782,861	6,648,411
Winbond Electronics Corp.(1)	29,916,280	9,758,861

		564,766,238
TELECOMMUNICATIONS—4.36%
Accton Technology Corp.(1)	6,648,259	4,171,375
Chunghwa Telecom Co. Ltd.	32,120,000	60,159,201
D-Link Corp.	3,324,638	4,026,719
Taiwan Cellular Corp.	19,944,920	19,923,129
Zyxel Communications Corp.	3,324,071	5,976,791

		94,257,215

TEXTILES—0.89%
Far Eastern Textile Ltd.	19,944,351	15,408,856
Formosa Taffeta Co. Ltd.	6,648,152	3,486,467
Nien Hsing Textile Co. Ltd.	711,800	392,173

		19,287,496
TRANSPORTATION—0.89%
Evergreen Marine Corp. Ltd.	6,648,194	4,565,640
U-Ming Marine Transport Corp.	3,324,800	3,725,935
Wan Hai Lines Ltd.	6,648,177	4,669,392
Yang Ming Marine Transport Corp.	9,972,667	6,241,672

		19,202,639

TOTAL COMMON STOCKS
(Cost: $1,880,825,213)		2,148,085,905

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.00%(3)(4)	458,957	458,957

		458,957

TOTAL SHORT-TERM INVESTMENTS
(Cost: $458,957)		458,957

TOTAL INVESTMENTS IN SECURITIES—99.39%
(Cost: $1,881,284,170)		2,148,544,862
Other Assets, Less Liabilities—0.61%		13,204,940

NET ASSETS—100.00%		$2,161,749,802

(1)	Non-income earning security.
(2)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(3)	Affiliated issuer. See Note 2.
(4)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

May 31, 2006

Security	Shares	Value
COMMON STOCKS—99.15%

ADVERTISING—0.61%
Aegis Group PLC	259,231	$668,224
WPP Group PLC	364,182	4,487,637

		5,155,861
AEROSPACE & DEFENSE—1.55%
BAE Systems PLC	986,377	7,050,984
Cobham PLC	344,085	1,091,387
Meggitt PLC	132,965	737,744
Rolls-Royce Group PLC(1)	542,213	4,190,476

		13,070,591
AGRICULTURE—2.58%
British American Tobacco PLC	481,922	12,066,360
Gallaher Group PLC	200,970	3,102,620
Imperial Tobacco Group PLC	215,586	6,596,016

		21,764,996
AIRLINES—0.13%
British Airways PLC(1)	173,362	1,104,624

		1,104,624
APPAREL—0.13%
Burberry Group PLC	138,852	1,135,473

		1,135,473
AUTO PARTS & EQUIPMENT—0.13%
GKN PLC	219,240	1,114,892
TI Automotive Ltd. Class A(1)(2)	52,283	0

		1,114,892
BANKS—17.94%
Barclays PLC(3)	1,988,994	23,001,988
HBOS PLC	1,173,949	20,089,834
HSBC Holdings PLC	3,473,127	60,410,646
Lloyds TSB Group PLC	1,716,974	16,177,321
Royal Bank of Scotland Group PLC	975,212	31,461,521

		151,141,310
BEVERAGES—2.58%
Diageo PLC	874,118	14,345,414
SABMiller PLC	275,268	5,140,788
Scottish & Newcastle PLC	244,006	2,262,495

		21,748,697
BUILDING MATERIALS—0.56%
Hanson PLC	220,255	2,691,426
Pilkington PLC	323,582	991,537
Travis Perkins PLC	35,119	1,003,517

		4,686,480

CHEMICALS—1.04%
BOC Group PLC	157,122	4,607,331
Imperial Chemical Industries PLC	365,197	2,449,964
Johnson Matthey PLC	67,396	1,701,334

		8,758,629
COMMERCIAL SERVICES—1.55%
Aggreko PLC	78,155	387,566
Brambles Industries PLC	222,285	1,806,315
Bunzl PLC	106,169	1,218,865
Capita Group PLC	198,737	1,694,918
Davis Service Group PLC	52,374	437,358
De La Rue PLC	50,750	498,110
Group 4 Securicor PLC	349,972	1,144,442
Hays PLC	455,938	1,371,514
Intertek Group PLC	47,705	617,305
Michael Page International PLC	101,906	754,205
Rank Group PLC	191,835	743,090
Rentokil Initial PLC	555,814	1,508,137
Serco Group PLC	143,521	845,327

		13,027,152
COMPUTERS—0.13%
LogicaCMG PLC	351,190	1,135,282

		1,135,282
DISTRIBUTION & WHOLESALE—0.64%
Inchcape PLC	139,867	1,152,280
Wolseley PLC	182,497	4,255,173

		5,407,453
DIVERSIFIED FINANCIAL SERVICES—1.61%
AMVESCAP PLC	225,736	2,190,247
Cattles PLC	100,688	659,461
Close Brothers Group PLC	40,194	734,099
Collins Stewart Tullett PLC	65,163	875,526
ICAP PLC	149,002	1,374,619
Investec PLC	20,503	1,101,140
London Stock Exchange Group PLC	49,735	1,029,344
Man Group PLC	90,335	3,953,937
Provident Financial PLC	78,358	891,519
Schroders PLC	37,961	726,702

		13,536,594
ELECTRIC—2.64%
International Power PLC	452,081	2,451,225
National Grid PLC	831,894	9,441,526
Scottish & Southern Energy PLC	263,697	5,576,055
Scottish Power PLC	454,720	4,752,374

		22,221,180
ELECTRONICS—0.12%
Electrocomponents PLC	133,371	632,054
Premier Farnell PLC	111,244	403,331

		1,035,385
ENGINEERING & CONSTRUCTION—0.82%
AMEC PLC	101,906	692,229
BAA PLC	330,890	5,402,472
Balfour Beatty PLC	130,935	822,038

		6,916,739

ENTERTAINMENT—0.66%
EMI Group PLC	242,382	1,238,244
Ladbrokes PLC	173,159	1,288,029
PartyGaming PLC	306,530	745,692
Sportingbet PLC	116,319	916,925
William Hill PLC	115,913	1,335,069

		5,523,959
FOOD—3.95%
Cadbury Schweppes PLC	638,841	6,114,794
J Sainsbury PLC	443,352	2,646,566
Tate & Lyle PLC	149,611	1,598,612
Tesco PLC	2,408,189	14,443,153
Unilever PLC	377,986	8,452,536

		33,255,661
FOOD SERVICE—0.35%
Compass Group PLC	660,562	2,923,399

		2,923,399
GAS—0.69%
Centrica PLC	1,108,177	5,775,343

		5,775,343
HEALTH CARE-PRODUCTS—0.32%
Smith & Nephew PLC	287,854	2,351,256
SSL International PLC	58,058	305,018

		2,656,274
HOLDING COMPANIES-DIVERSIFIED—0.15%
Tomkins PLC	236,901	1,250,142

		1,250,142
HOME BUILDERS—0.86%
Barratt Developments PLC	74,095	1,272,843
Bellway PLC	34,713	732,082
Berkeley Group Holdings (The) PLC(1)	27,811	577,674
Bovis Homes Group PLC	36,540	560,694
Persimmon PLC	85,666	1,923,681
Taylor Woodrow PLC	176,001	1,106,618
Wimpey (George) PLC	121,191	1,048,879

		7,222,471
HOME FURNISHINGS—0.05%
MFI Furniture Group PLC	182,294	393,149

		393,149
HOUSEHOLD PRODUCTS & WARES—0.82%
Reckitt Benckiser PLC	187,978	6,912,147

		6,912,147
INSURANCE—3.88%
Aviva PLC	734,251	10,195,109
Friends Provident PLC	514,605	1,709,290
Legal & General Group PLC	1,993,460	4,774,863
Old Mutual PLC	1,595,174	5,022,345
Prudential PLC	736,078	8,030,375
Resolution PLC	60,900	778,931
Royal & Sun Alliance Insurance Group PLC	898,884	2,157,270

		32,668,183
IRON & STEEL—0.24%
Corus Group PLC	272,629	1,993,492

		1,993,492

LEISURE TIME—0.33%
Carnival PLC	52,374	2,128,722
First Choice Holidays PLC	153,671	618,264

		2,746,986
LODGING—0.27%
InterContinental Hotels Group PLC	132,762	2,262,024

		2,262,024
MANUFACTURING—0.83%
BBA Group PLC	149,205	687,548
Charter PLC(1)	50,547	775,154
Cookson Group PLC	58,261	542,666
FKI PLC	178,640	359,361
IMI PLC	104,545	981,110
Invensys PLC(1)	1,742,958	758,321
Smiths Group PLC	173,159	2,874,168

		6,978,328
MEDIA—2.70%
British Sky Broadcasting Group PLC	362,152	3,601,949
Daily Mail & General Trust PLC Class A	93,583	1,136,541
EMAP PLC	78,967	1,292,996
ITV PLC	1,265,299	2,509,819
Pearson PLC	246,036	3,321,838
Reed Elsevier PLC	390,572	3,800,562
Reuters Group PLC	414,729	2,937,472
Trinity Mirror PLC	88,102	839,164
United Business Media PLC	84,854	1,037,675
Yell Group PLC	237,510	2,228,929

		22,706,945
MINING—6.65%
Anglo American PLC	435,029	17,535,063
BHP Billiton PLC	756,378	14,861,807
Rio Tinto PLC	325,815	18,065,340
Xstrata PLC	140,476	5,599,189

		56,061,399
OIL & GAS—18.64%
BG Group PLC	1,081,990	14,375,568
BP PLC	6,330,352	74,037,423
Royal Dutch Shell PLC Class A	1,206,023	39,629,950
Royal Dutch Shell PLC Class B	845,698	29,024,053

		157,066,994
PACKAGING & CONTAINERS—0.18%
Rexam PLC	169,708	1,521,182

		1,521,182
PHARMACEUTICALS—9.05%
Alliance Unichem PLC	77,546	1,343,010
AstraZeneca PLC	483,140	25,531,781
GlaxoSmithKline PLC	1,783,558	49,396,067

		76,270,858
REAL ESTATE—1.74%
British Land Co. PLC	159,152	3,770,415
Brixton PLC	78,358	705,297
Great Portland Estates PLC	49,735	435,331
Hammerson PLC	87,290	1,853,975

Land Securities Group PLC	143,927	4,901,817
Liberty International PLC	77,546	1,510,614
Slough Estates PLC	129,717	1,477,069

		14,654,518
RETAIL—3.34%
Boots Group PLC	148,799	1,963,055
Carphone Warehouse Group PLC	121,800	738,475
DSG International PLC	559,671	2,039,641
Enterprise Inns PLC	101,500	1,772,112
GUS PLC	268,366	4,645,288
HMV Group PLC	123,018	378,109
Kesa Electricals PLC	162,197	899,176
Kingfisher PLC	721,056	3,056,192
Marks & Spencer Group PLC	511,357	5,195,980
Mitchells & Butlers PLC	150,626	1,406,514
Next PLC	74,501	2,265,473
Punch Taverns PLC	80,388	1,289,938
Signet Group PLC	532,063	940,889
Whitbread PLC	78,764	1,546,132

		28,136,974
SEMICONDUCTORS—0.23%
ARM Holdings PLC	424,067	920,526
CSR PLC(1)	39,179	1,061,611

		1,982,137
SOFTWARE—0.26%
Misys PLC	155,701	523,725
Sage Group PLC	393,820	1,707,894

		2,231,619
TELECOMMUNICATIONS—6.55%
BT Group PLC	2,562,672	11,233,525
Cable & Wireless PLC	716,184	1,383,751
Vodafone Group PLC	18,500,811	42,583,298

		55,200,574
TRANSPORTATION—0.47%
Arriva PLC	60,291	607,549
Associated British Ports Holdings PLC	92,568	1,334,679
FirstGroup PLC	119,973	899,706
National Express Group PLC	41,615	621,436
Stagecoach Group PLC	248,472	473,103

		3,936,473
VENTURE CAPITAL—0.33%
3i Group PLC	168,693	2,801,618

		2,801,618
WATER—0.85%
Kelda Group PLC	114,086	1,607,573
Severn Trent PLC	106,575	2,245,625
United Utilities PLC	267,757	3,309,459

		7,162,657

TOTAL COMMON STOCKS
(Cost: $730,266,779)		835,256,844

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.08%

MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.00% (3)(4)	703,424	703,424

		703,424

TOTAL SHORT-TERM INVESTMENTS
(Cost: $703,424)		703,424

TOTAL INVESTMENTS IN SECURITIES—99.23%
(Cost: $730,970,203)		835,960,268
Other Assets, Less Liabilities—0.77%		6,450,452

NET ASSETS—100.00%		$842,410,720

(1)	Non-income earning security.
(2)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(3)	Affiliated issuer. See Note 2.
(4)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Notes to the Schedules of Investments (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation. As of May 31, 2006, the Company offered 24 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares MSCI Australia, iShares MSCI Austria, iShares MSCI Belgium, iShares MSCI Brazil, iShares MSCI Canada, iShares MSCI Emerging Markets, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Hong Kong, iShares MSCI Italy, iShares MSCI Japan, iShares MSCI Malaysia, iShares MSCI Mexico, iShares MSCI Netherlands, iShares MSCI Pacific ex-Japan, iShares MSCI Singapore, iShares MSCI South Africa, iShares MSCI South Korea, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland, iShares MSCI Taiwan and iShares MSCI United Kingdom Index Funds (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a different rate from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of May 31, 2006, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Australia	$593,654,078	$73,346,421	$(8,593,120)	$64,753,301
Austria	387,425,065	59,506,310	—	59,506,310
Belgium	147,750,752	10,300,671	(1,314,764)	8,985,907
Brazil	1,673,206,351	355,584,723	(26,185,582)	329,399,141
Canada	931,262,220	180,747,605	(11,117,853)	169,629,752
Emerging Markets	10,826,560,465	1,946,405,299	(147,942,702)	1,798,462,597
EMU	1,584,720,351	170,982,042	(7,795,818)	163,186,224
France	115,888,486	9,138,065	(6,963,000)	2,175,065
Germany	793,684,775	54,285,573	(8,550,469)	45,735,104
Hong Kong	737,319,647	95,165,336	(11,483,662)	83,681,674
Italy	79,906,075	16,878,790	(583,154)	16,295,636
Japan	11,300,406,750	2,926,393,183	(99,284,015)	2,827,109,168
Malaysia	438,819,878	84,120,449	(2,987,515)	81,132,934
Mexico	472,536,950	—	(28,403,339)	(28,403,339)
Netherlands	116,253,384	6,203,828	(229,077)	5,974,751
Pacific ex-Japan	1,659,367,218	422,118,066	(14,769,191)	407,348,875
Singapore	535,137,102	74,165,284	(9,457,867)	64,707,417
South Africa	375,364,996	871,823	(26,837,040)	(25,965,217)
South Korea	1,366,336,094	492,111,332	(9,185,672)	482,925,660
Spain	125,338,394	24,091,526	(83,539)	24,007,987
Sweden	165,581,776	6,331,697	(4,067,592)	2,264,105
Switzerland	141,175,425	27,575,896	(816,461)	26,759,435
Taiwan	1,925,368,789	256,300,471	(33,124,398)	223,176,073
United Kingdom	744,891,610	96,884,627	(5,815,969)	91,068,658

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

Because the iShares MSCI United Kingdom Index Fund seeks to match the price performance of its underlying index by investing in common stocks included in its underlying index, the Fund held shares of Barclays PLC. Barclays PLC is an affiliate of Barclays Global Fund Advisors (“BGFA”), the Fund’s investment adviser.

The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest in the shares of other iShares Funds that invest in securities in the Fund’s underlying index. As of May 31, 2006, the iShares MSCI Emerging Markets Index Fund held shares of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), each Fund may invest in certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investor Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The following table provides information about the direct investment by each Fund (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the three quarters ended May 31, 2006.

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain
Australia
IMMF	108	28,252	28,332	28	$28,360	$4,869	$—
Austria
IMMF	2	20,056	20,020	38	37,738	3,871	—
Belgium
IMMF	3	10,334	10,283	54	54,179	1,718	—
Brazil
IMMF	1,112	631,273	628,333	4,052	4,051,953	112,190	—
Canada
IMMF	39	87,674	87,338	375	375,377	14,980	—
Emerging Markets
IMMF	4,035	2,028,143	2,017,113	15,065	15,065,013	353,723	—
iShares MSCI Malaysia Index Fund	1,180	34	—	1,214	9,144,123	350,401	—
iShares MSCI South Korea Index Fund	402	266	102	566	25,622,903	133,907	2,261,375
iShares MSCI Taiwan Index Fund	1,516	1,780	381	2,915	37,510,310	211,224	1,112,090
EMU
IMMF	12	119,230	119,148	94	93,811	22,156	—
France
IMMF	150	8,378	8,477	51	51,231	1,490	—
Germany
IMMF	34	45,720	45,556	198	197,776	7,952	—
Hong Kong
IMMF	23	70,660	70,409	274	274,287	12,670	—
Italy
IMMF	4	3,928	3,921	11	11,492	661	—
Japan
IMMF	694	1,571,776	1,563,989	8,481	8,480,692	270,102	—
Malaysia
IMMF	401	51,124	51,523	2	1,597	7,405	—
Mexico
IMMF	17	64,097	64,028	86	85,512	11,522	—
Netherlands
IMMF	2	7,265	7,266	1	674	1,063	—
Pacific ex-Japan
IMMF	816	100,125	100,486	455	454,969	17,141	—
Singapore
IMMF	52	56,022	56,065	9	9,340	10,207	—
South Africa
IMMF	5	30,254	30,223	36	35,799	5,427	—
South Korea
IMMF	1,393	514,623	516,016	—	—	89,352	—
Spain
IMMF	6	2,440	2,445	1	525	420	—
Sweden
IMMF	7	4,997	4,950	54	53,777	884	—
Switzerland
IMMF	42	13,628	13,657	13	13,352	2,267	—
Taiwan
IMMF	70	206,564	206,175	459	458,957	34,256	—
United Kingdom
Barclays PLC	1,224	859	94	1,989	23,001,988	467,980	39,239
IMMF	28	55,634	54,959	703	703,424	10,099	—

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of May 31, 2006, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities.

Item 2.	Controls and Procedures.

(a)	The Principal Executive Officer and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer

Date: July 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer

Date: July 21, 2006

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer

Date: July 21, 2006